OMB APPROVAL
	OMB Number:	3235-0570
	Expires:	October 31, 2006
UNITED STATES	Estimated average burden hours per response. . . . . . . . . . . . . . . . .19.3
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-2565

ING VP Money Market Portfolio
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ			85258
(Address of principal executive offices)			(Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2006 to June 30, 2006

ITEM 1.   REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Funds

Semi-Annual Report

June 30, 2006

Classes I and S

ING Variable Product Funds

Domestic Equity and Income Portfolios	Fixed Income Portfolios
• ING VP Balanced Portfolio	• ING VP Intermediate Bond Portfolio
• ING VP Growth and Income Portfolio	• ING VP Money Market Portfolio

Domestic Equity Growth Portfolios	Global and International Equity Portfolios
• ING VP Growth Portfolio	• ING VP Global Science and Technology Portfolio
• ING VP Small Company Portfolio	• ING VP International Equity Portfolio

Domestic Equity Value Portfolio
• ING VP Value Opportunity Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at 1-800-992-0180; (2) on the ING Funds website at www.ingfunds.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Registrants file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Registrants’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Registrants’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and is available upon request from the Registrants by calling Shareholder Services toll-free at 1-800-992-0180.

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PRESIDENT’S LETTER

JAMES M. HENNESSY

Dear Shareholder,

As you may recall, in my last letter I described the enthusiasm that we were experiencing here at ING Funds as we worked to bring more of the world’s investment opportunities to you, the investor.

I am happy to report that enthusiasm is continuing to thrive. Since the beginning of the year, we have launched a series of new international mutual funds, each created to bring more of the world’s opportunities to you.

Meanwhile, we have also heard you loud and clear. Our research tells us that many investors report that they find investing an intimidating and overly-complex endeavor. That is why ING is committed to helping investors across the country cut through the confusion and clutter. “Your future. Made easier.SM” is more than words; they represent our promise to you.

Those two objectives — bringing you more of the world’s opportunities and doing it in a way that is easier for you — are behind the development of the new funds.

According to a recent finding, 58 percent of the world market capitalization now lies outside of the United States.1 In other words, the majority of investments are now beyond our borders and we think that the ING VP Index Plus International Portfolio — a broad-based international portfolio — is an easy, single-step method to gain exposure to international investment opportunities.

Meanwhile, the ING VP Global Real Estate Portfolio was developed as an easy way to bring global — international and domestic — real estate opportunities to the variable portfolio investor. Real Estate Investment Trusts (REITs) are becoming more and more popular around the world, and this new portfolio seeks to capitalize on that popularity. But again, we’ve made it easy. With just one investment, investors bring the diversification of global real estate to their investment strategy.

One of our goals at ING Funds is to find tomorrow’s opportunities today, and we believe these two portfolios are just the latest examples of that plan in action.

On behalf of everyone at ING Funds, I thank you for your continued support and loyalty. We look forward to serving you in the future.

Sincerely,

James M. Hennessy
President
ING Funds
August 11, 2006

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic. Investments in issuers that are principally engaged in real estate, including REITs, may subject the Fund to risks similar to those associated with the direct ownership of real estate, including terrorist attacks, war or other acts that destroy real property (in addition to market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

1  MSCI December, 2005

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2006

Global equities markets as a whole started 2006 with their best first quarter since 1998. Much of the buying interest swelled from the busiest quarter for merger and acquisition activity since 2000. However, by mid way through the second quarter, reality set in as investors were gripped by fears that zealous, inflation fighting central bankers would raise interest rates by more than enough to choke off the global growth enjoyed in recent years. For the first six months of 2006, the Morgan Stanley Capital International (“MSCI”) World® Index1 in dollars, including net reinvested dividends, gained 6.1%, but more than half of this was due to U.S. dollar weakness. An initially slow retreat gathered pace, spurred by communication from the G7 Finance Ministers and Central Bank of Governors that seemed to sanction a lower dollar. The currency slid 7.4%, 6.8% and 2.8%, respectively, against the euro, pound and yen for the six months ended June 30, 2006.

Alan Greenspan may have retired in January 2006, after 18 years as Chairman of the Federal Reserve Board (“Fed”), but the issue didn’t change for most investors, not just those in U.S. fixed income securities: when would the Federal Open Market Committee (“FOMC”) stop raising interest rates? By April 2006, Greenspan’s successor, Ben Bernanke seemed to be hinting that after a sixteenth increase on May 10, the FOMC might pause. Stock markets took heart, but with commodities prices making new records, the combination of inflationary pressures and a Fed apparently about to go on hold led commentators to wonder if Mr. Bernanke was just a little bit soft on inflation. In fact, he had never meant to signal a pause. The respected academic who espoused plain-speaking openness to make policy clear had instead succeeded in achieving the opposite. He needed to reestablish his inflation fighting credentials by going on the offensive.

Over the next few weeks, every one of his FOMC colleagues would stress publicly that inflation was the prime concern. By June 13, the yield curve inverted for the second time this year, investors fearing that the FOMC had tough-talked themselves into protracted rate increases, even as the economy was obviously cooling. This was evidenced by a shockingly weak employment report on June 2 and a slumping housing market that had been the source of much of the consumer spending in the last few years. So the seventeenth interest rate increase to 5.25% on June 29 surprised no one, but at least it was couched in balanced language that raised hopes the FOMC might at last be done. Then again, the quarter ended with every yield on the Treasury curve lower than the federal funds rate: the market’s vote that the FOMC had already gone too far. For the half-year, the 10-year U.S. Treasury yield rose by 74 basis points to 5.14%, the three-month U.S. Treasury Bill by 88 basis points to 4.86%, while the Lehman Brothers Aggregate Bond Index2 of investment grade bonds lost 72 basis points for the six months ended June 30, 2006.

U.S. equities in the form of the Standard & Poor’s 500® Composite Stock Price (“S&P 500®”) Index3, rose 2.7% including dividends, in the first half of 2006 and traded at a price-to-earnings (“P/E”) ratio of 14.8 for the current fiscal year. Stocks had actually become cheaper in the last 12 months as prices had only reflected about half of the increase in corporate profits in that time. Indeed, first quarter profits registered double-digit year-over-year growth for the eleventh straight quarter. Nevertheless, investors seemed only to have eyes for interest rates. After the best first quarter for the market since 1999, investors were encouraged through early May 2006 as the events described above suggested an imminent end to the tightening cycle. The S&P 500® Index even reached a five-year high at its best level on May 5, 2006. In spite of this, these hopes were soon dashed by the hawkish rhetoric from the FOMC and from there stocks fell nearly 4% to the end of the quarter. Only the less uncompromising language in the FOMC’s June 29, 2006 statement prevented the loss from being 2% worse.

In international markets, the pattern of results resembled that of the U.S.: strong through early May 2006, a sharp drop to mid-June 2006, partially reversed in the last two weeks. Because of significant currency movements, returns are based on MSCI indices in local currencies including net dividends. Japan continued where it left off in 2005 and by May 8, 2006 the market was up 8.9% on bullish news about rising wages, an end to deflation and an evidently sustainable gross domestic product (“GDP”) growth path. Unfortunately, over the next month stocks plunged 15.3% as U.S. interest rate fears combined with signals from the Bank of Japan that local interest rates were about to rise for the first time in six years. The market closed the six months ended June 30, 2006 down 1.3% based on the MSCI Japan® Index4 after a late rebound. European ex UK markets were initially supported by widespread merger and acquisition activity amid clear signs of improving growth, business confidence and falling

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2006

unemployment, and despite a 25 basis point rate increase in March. At their May 9, 2006 high, stocks had returned 12.2% for the year. But events in the U.S. and another 25 basis points increase in euro interest rates, as inflation remained stubbornly above the 2% target, sent stocks into negative territory by mid-June, before recovering to a 4.8% gain for the half year based on MSCI Europe ex UK® Index5. By May 9, 2006, UK equities were up 9.8% boosted by acquisition-prone financials and the large energy and materials sectors, as commodity prices surged. The reversal in these prices and interest rate concerns dragged the market down 9.3% by mid-June. Rebounding energy prices and improved economic data allowed more than half of this loss to be retraced and stocks closed the six months ended June 30, 2006 ahead by 5.5% based on the MSCI UK® Index6.

(1)  The MSCI World® Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2)  The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3)  The Standard & Poor’s 500® Composite Stock Price Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(4)  The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(5)  The MSCI Europe ex UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(6)  The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Funds’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of the ING Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs including management fees, distribution [and/or service] (12b–1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

Actual Expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio	Expenses Paid During the Six Months Ended June 30, 2006*
ING VP Balanced Portfolio
Actual Fund Return
Class I	$1,000.00	$1,015.80	0.59%	$2.95
Class S	1,000.00	1,013.50	0.84	4.19
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,021.87	0.59%	$2.96
Class S	1,000.00	1,020.63	0.84	4.21

ING VP Growth and Income Portfolio
Actual Fund Return
Class I	$1,000.00	$1,023.30	0.59%	$2.96
Class S	1,000.00	1,021.30	0.84	4.21
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,021.87	0.59%	$2.96
Class S	1,000.00	1,020.63	0.84	4.21

*         Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio	Expenses Paid During the Six Months Ended June 30, 2006*
ING VP Growth Portfolio
Actual Fund Return
Class I	$1,000.00	$ 962.90	0.69%	$3.36
Class S	1,000.00	962.20	0.94	4.57
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,021.37	0.69%	$3.46
Class S	1,000.00	1,020.13	0.94	4.71

ING VP Small Company Portfolio
Actual Fund Return
Class I	$1,000.00	$1,087.60	0.85%	$4.40
Class S	1,000.00	1,085.60	1.10	5.69
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,020.58	0.85%	$4.26
Class S	1,000.00	1,019.34	1.10	5.51

ING VP Value Opportunity Portfolio
Actual Fund Return
Class I	$1,000.00	$1,039.30	0.69%	$3.49
Class S	1,000.00	1,038.40	0.94	4.75
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,021.37	0.69%	$3.46
Class S	1,000.00	1,020.13	0.94	4.71

ING VP Intermediate Bond Portfolio
Actual Fund Return
Class I	$1,000.00	$ 995.00	0.50%	$2.47
Class S	1,000.00	993.40	0.75	3.71
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,022.32	0.50%	$2.51
Class S	1,000.00	1,021.08	0.75	3.76

ING VP Money Market Portfolio
Actual Fund Return
Class I	$1,000.00	$1,022.40	0.34%	$1.70
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,023.11	0.34%	$1.71

*   Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio	Expenses Paid During the Six Months Ended June 30, 2006*
ING VP Global Science and Technology Portfolio
Actual Fund Return
Class I	$1,000.00	$ 993.00	1.07%	$5.29
Class S	1,000.00	990.60	1.32	6.51
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,019.49	1.07%	$5.36
Class S	1,000.00	1,018.25	1.32	6.61

ING VP International Equity Portfolio
Actual Fund Return
Class I	$1,000.00	$1,087.10	0.95%	$4.92
Class S	1,000.00	1,085.10	1.20	6.20
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,020.08	0.95%	$4.76
Class S	1,000.00	1,018.84	1.20	6.01

*   Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2006 (UNAUDITED)

	ING VP Balanced Portfolio	ING VP Growth and Income Portfolio	ING VP Growth Portfolio	ING VP Small Company Portfolio	ING VP Value Opportunity Portfolio
ASSETS:
Investments in securities at value+*	$1,124,611,643	$2,904,634,580	$191,902,049	$466,142,412	$194,383,813
Short-term investments at amortized cost	155,084,116	317,507,403	19,246,134	127,077,337	34,671,470
Repurchase agreement	124,007,000	32,841,000	5,648,000	23,287,000	1,269,000
Cash	178,209	24,057,138	941	900	861
Cash collateral for futures	194,129	929,250	—	—	—
Receivables:
Investment securities sold	24,067,434	51,314,211	—	4,993,113	2,090,419
Fund shares sold	5,053	—	145,715	69,123	6,614
Dividends and interest	3,798,383	3,451,008	142,125	406,410	269,569
Variation margin receivable	92,504	—	—	—	—
Upfront payments paid on swap agreements	61,086	—	—	—	—
Unrealized appreciation on swap agreements	175,933	—	—	—	—
Prepaid expenses	25,385	63,613	3,162	8,948	3,673
Total assets	1,432,300,875	3,334,798,203	217,088,126	621,985,243	232,695,419
LIABILITIES:
Payable for investment securities purchased	38,423,188	23,156,384	2,620,715	1,403,104	966,032
Payable for fund shares redeemed	1,959,660	4,125,381	372,671	121,595	637,374
Payable for futures variation margin	106,421	57,880	—	—	—
Payable upon receipt of securities loaned	140,144,328	302,518,757	19,246,134	127,077,337	34,671,470
Payable to affiliates	570,484	1,360,447	104,132	317,149	110,010
Payable for director/trustee fees	13,031	87,733	3,530	8,923	5,417
Other accrued expenses and liabilities	144,383	166,162	29,983	39,777	51,822
Unrealized depreciation on swap agreements	57,000	—	—	—	—
Total liabilities	181,418,495	331,472,744	22,377,165	128,967,885	36,442,125
NET ASSETS	$1,250,882,380	$3,003,325,459	$194,710,961	$493,017,358	$196,253,294
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,209,610,885	$4,993,463,931	$368,041,578	$389,617,194	$191,778,345
Undistributed net investment income	14,934,631	16,141,637	82,073	453,071	1,338,348
Accumulated net realized gain (loss) on investments, foreign currency related transactions, futures, options and swaps	3,819,258	(2,242,878,169)	(178,221,903)	44,963,006	(11,212,639)
Net unrealized appreciation on investments foreign currency related transactions, futures, options and swaps	22,517,606	236,598,060	4,809,213	57,984,087	14,349,240
NET ASSETS	$1,250,882,380	$3,003,325,459	$194,710,961	$493,017,358	$196,253,294

+ Including securities loaned at value	$136,902,611	$296,393,361	$18,843,333	$123,912,778	$34,073,693
* Cost of investments in securities	$1,101,985,930	$2,668,286,772	$187,092,836	$408,158,324	$180,034,573
Class I:
Net assets	$1,240,289,386	$2,999,975,592	$194,442,936	$491,307,607	$168,123,998
Shares authorized	500,000,000	unlimited	100,000,000	100,000,000	100,000,000
Par value	$0.001	$1.000	$0.001	$0.001	$0.001
Shares outstanding	91,683,801	141,561,883	19,459,635	24,306,542	11,845,812
Net asset value and redemption price per share	$13.53	$21.19	$9.99	$20.21	$14.19
Class S:
Net assets	$10,592,994	$3,349,867	$268,025	$1,709,751	$28,129,296
Shares authorized	500,000,000	unlimited	100,000,000	100,000,000	100,000,000
Par value	$0.001	$1.000	$0.001	$0.001	$0.001
Shares outstanding	786,309	158,540	27,019	84,842	1,994,737
Net asset value and redemption price per share	$13.47	$21.13	$9.92	$20.15	$14.10

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2006 (UNAUDITED)

	ING VP Intermediate Bond Portfolio	ING VP Money Market Portfolio	ING VP Global Science and Technology Portfolio	ING VP International Equity Portfolio
ASSETS:
Investments in securities at value+*	$2,107,554,517	$—	$79,580,314	$69,954,711
Short-term investments at amortized cost	243,756,229	1,119,459,807	16,466,781	3,077,059
Repurchase agreement	132,675,000	67,459,000	—	501,000
Cash	—	129,455	645,222	5,601
Cash collateral for futures	1,304,986	—	—	—
Foreign currencies at value**	—	—	421,521	36,964
Receivables:
Investment securities sold	24,627,126	—	1,267,905	—
Fund shares sold	1,393,462	924	3,335	—
Dividends and interest	14,973,613	3,452,964	53,618	181,857
Prepaid expenses	63,817	20,958	1,438	1,075
Upfront payments made on swap agreements	328,939	—	—	—
Unrealized appreciation on swap agreements	909,427	—	—	—
Total assets	2,527,587,116	1,190,523,108	98,440,134	73,758,267
LIABILITIES:
Payable for investment securities purchased	290,197,733	—	427,459	—
Payable for fund shares redeemed	1,607,850	10,367,519	11,431	46,798
Payable for futures variation margin	50,589	—	—	—
Payable upon receipt of securities loaned	222,577,281	867,863	15,269,180	3,077,059
Payable to custodian due to foreign currency overdraft***	20,495	—	—	—
Payable to affiliates	818,988	290,094	67,741	51,760
Payable to custodian due to bank overdraft	14,197,708	—	—	—
Payable for director/trustee fees	18,650	18,619	3,158	1,027
Other accrued expenses and liabilities	102,448	119,391	19,518	26,236
Unrealized depreciation on swap agreements	293,822	—	—	—
Total liabilities	529,885,564	11,663,486	15,798,487	3,202,880
NET ASSETS	$1,997,701,552	$1,178,859,622	$82,641,647	$70,555,387
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$2,025,077,161	$1,159,666,014	$122,097,326	$75,630,064
Undistributed net investment income (accumulated net investment loss)	45,970,568	23,853,927	(128,756)	1,317,309
Accumulated net realized loss on investments, foreign currency related transactions, futures, options and swaps	(31,491,849)	(4,660,319)	(43,466,667)	(15,876,743)
Net unrealized appreciation (depreciation) on investments, foreign currency related transactions, futures, options and swaps	(41,854,328)	—	4,139,744	9,484,757
NET ASSETS	$1,997,701,552	$1,178,859,622	$82,641,647	$70,555,387

+ Including securities loaned at value	$218,710,119	$850,765	$14,929,062	$3,016,472
* Cost of investments in securities	$2,148,665,980	$—	$75,435,049	$60,475,513
** Cost of foreign currencies	$(20,609)	$—	$427,863	$37,691

Class I:
Net assets	$1,597,988,176	$1,178,859,622	$82,191,966	$69,859,259
Shares authorized	unlimited	unlimited	100,000,000	100,000,000
Par value	$1.000	$1.000	$0.001	$0.001
Shares outstanding	123,866,661	90,271,248	19,379,385	6,459,205
Net asset value and redemption price per share	$12.90	$13.06	$4.24	$10.82
Class S:
Net assets	$399,713,376	n/a	$449,681	$696,128
Shares authorized	unlimited	unlimited	100,000,000	100,000,000
Par value	$1.000	$1.000	$0.001	$0.001
Shares outstanding	31,190,110	n/a	106,279	64,738
Net asset value and redemption price per share	$12.82	n/a	$4.23	$10.75

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)

	ING VP Balanced Portfolio	ING VP Growth and Income Portfolio	ING VP Growth Portfolio	ING VP Small Company Portfolio	ING VP Value Opportunity Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$7,069,142	$23,184,326	$654,920	$2,054,588	$1,980,851
Interest	10,616,816	1,899,005	81,255	357,745	53,207
Securities lending income	173,237	207,564	4,629	80,624	43,767
Other	717,394	3,685	—	—	—
Total investment income	18,576,589	25,294,580	740,804	2,492,957	2,077,825
EXPENSES:
Investment management fees	3,090,246	7,811,322	570,189	1,847,351	610,610
Distribution and service fees:
Class S	7,357	3,520	352	68,170	36,598
Transfer agent fees	181	4,416	91	181	119
Administrative service fees	339,917	859,219	52,265	135,468	55,971
Shareholder reporting expense	13,982	6,965	3,216	14,915	2,227
Registration fees	599	4,333	485	1,502	627
Professional fees	40,848	100,996	8,345	23,050	3,823
Custody and accounting expense	80,144	175,444	10,880	28,960	11,950
Director/Trustee fees	26,677	81,309	3,395	12,480	7,135
Interest expense	—	—	—	—	969
Miscellaneous expense	44,187	104,525	7,164	19,526	6,461
Total expenses	3,644,138	9,152,049	656,382	2,151,603	736,490
Net investment income	14,932,451	16,142,531	84,422	341,354	1,341,335
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, FUTURES, OPTIONS AND SWAPS:
Net realized gain (loss) on:
Investments	32,661,257	181,400,388	10,202,494	45,142,814	12,559,060
Foreign currency related transactions	10,838	—	—	(2,683)	—
Futures and swaps	97,142	(2,045,060)	—	—	—
Net realized gain on investments, foreign currency related transactions, futures and swaps	32,769,237	179,355,328	10,202,494	45,140,131	12,559,060
Net change in unrealized appreciation or depreciation on:
Investments	(28,938,328)	(120,127,639)	(18,586,681)	(4,965,004)	(5,665,840)
Foreign currency related transactions	402	6,686	—	—	—
Futures, options and swaps	(584,795)	573,831	—	—	—
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, futures options and swaps	(29,522,721)	(119,547,122)	(18,586,681)	(4,965,004)	(5,665,840)
Net realized and unrealized gain (loss) on investments, foreign currency related transactions, futures, options and swaps	3,246,516	59,808,206	(8,384,187)	40,175,127	6,893,220
Increase (decrease) in net assets resulting from operations	$18,178,967	$75,950,737	$(8,299,765)	$40,516,481	$8,234,555

* Foreign taxes withheld	$220	$347,290	$2,811	$19,135	$18,645

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)

	ING VP Intermediate Bond Portfolio	ING VP Money Market Portfolio	ING VP Global Science and Technology Portfolio	ING VP International Equity Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$1,256,790	$—	$272,647	$1,504,737
Interest	49,356,160	25,694,292	58,996	111,724
Securities lending income	652,654	489	22,043	34,156
Total investment income	51,265,604	25,694,781	353,686	1,650,617
EXPENSES:
Investment management fees	3,705,684	1,338,046	428,866	295,838
Distribution and service fees:
Class S	708,201	—	416	780
Transfer agent fees	3,950	481	58	118
Administrative service fees	509,515	294,361	24,827	19,142
Shareholder reporting expense	40,610	10,168	4,495	181
Registration fees	16,659	400	215	128
Professional fees	99,874	39,118	1,552	5,365
Custody and accounting expense	98,450	72,270	14,713	5,082
Director/Trustee fees	45,250	26,182	3,604	1,810
Interest expense	552	—	213	—
Miscellaneous expense	61,876	44,977	3,483	1,948
Total expenses	5,290,621	1,826,003	482,442	330,392
Net investment income (loss)	45,974,983	23,868,778	(128,756)	1,320,225
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, FUTURES AND SWAPS:
Net realized gain (loss) on:
Investments	(17,641,024)	35,908	10,471,838	3,842,352
Foreign currency related transactions	25,769	—	(22,959)	(2,984)
Futures and swaps	(2,367,755)	—	—	—
Net realized gain (loss) on investments, foreign currency related transactions, futures and swaps	(19,983,010)	35,908	10,448,879	3,839,368
Net change in unrealized appreciation or depreciation on:
Investments	(33,011,615)	—	(10,877,146)	69,579
Foreign currency related transactions	6,276	—	(12,239)	4,347
Futures and swaps	(3,162,000)	—	—	—
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, futures and swaps	(36,167,339)	—	(10,889,385)	73,926
Net realized and unrealized gain (loss) on investments, foreign currency related transactions, futures and swaps	(56,150,349)	35,908	(440,506)	3,913,294
Increase (decrease) in net assets resulting from operations	$(10,175,366)	$23,904,686	$(569,262)	$5,233,519

* Foreign taxes withheld	$7,887	$—	$14,791	$109,386

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING VP Balanced Portfolio		ING VP Growth and Income Portfolio
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005
FROM OPERATIONS:
Net investment income	$14,932,451	$28,286,963	$16,142,531	$33,375,077
Net realized gain on investments, foreign currency related transactions, futures, options and swaps	32,769,237	64,223,820	179,355,328	286,834,181
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, futures, options and swaps	(29,522,721)	(39,149,630)	(119,547,122)	(73,755,824)
Net increase in net assets resulting from operations	18,178,967	53,361,153	75,950,737	246,453,434
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(28,870,646)	(30,561,067)	(394,643)	(32,953,759)
Class S	(70,509)	(64,964)	(104)	(22,610)
Total distributions	(28,941,155)	(30,626,031)	(394,747)	(32,976,369)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	63,687,715	13,329,999	3,443,892	3,779,349
Net proceeds from shares issued in merger	21,745,814	—	—	—
Dividends reinvested	28,941,155	30,626,031	394,747	32,951,640
	114,374,684	43,956,030	3,838,639	36,730,989
Cost of shares redeemed	(92,226,999)	(188,164,420)	(224,524,808)	(634,951,531)
Net increase (decrease) in net assets resulting from capital share transactions	22,147,685	(144,208,390)	(220,686,169)	(598,220,542)
Net increase (decrease) in net assets	11,385,497	(121,473,268)	(145,130,179)	(384,743,477)
NET ASSETS:
Beginning of period	1,239,496,883	1,360,970,151	3,148,455,638	3,533,199,115
End of period	$1,250,882,380	$1,239,496,883	$3,003,325,459	$3,148,455,638
Undistributed net investment income at end of period	$14,934,631	$28,943,335	$16,141,637	$393,853

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING VP Growth Portfolio		ING VP Small Company Portfolio
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005
FROM OPERATIONS:
Net investment income	$84,422	$113,812	$341,354	$1,933,631
Net realized gain on investments, foreign currency related transactions and futures	10,202,494	16,612,464	45,140,131	70,563,656
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions and futures	(18,586,681)	(2,095,958)	(4,965,004)	(35,161,610)
Net increase (decrease) in net assets resulting from operations	(8,299,765)	14,630,318	40,516,481	37,335,677
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(113,349)	(1,254,943)	(1,542,257)	(629,139)
Class S	—	(1,478)	(154,077)	(11,731)
Net realized gains:
Class I	—	—	(58,551,880)	(5,638,130)
Class S	—	—	(12,122,762)	(645,187)
Total distributions	(113,349)	(1,256,421)	(72,370,976)	(6,924,187)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	49,468,060	5,010,821	134,858,451	84,826,927
Dividends reinvested	113,349	1,256,421	72,370,976	6,924,187
	49,581,409	6,267,242	207,229,427	91,751,114
Cost of shares redeemed	(22,039,349)	(37,695,610)	(144,825,674)	(192,925,770)
Net increase (decrease) in net assets resulting from capital share transactions	27,542,060	(31,428,368)	62,403,753	(101,174,656)
Net increase (decrease) in net assets	19,128,946	(18,054,471)	30,549,258	(70,763,166)
NET ASSETS:
Beginning of period	175,582,015	193,636,486	462,468,100	533,231,266
End of period	$194,710,961	$175,582,015	$493,017,358	$462,468,100
Undistributed net investment income at end of period	$82,073	$111,000	$453,071	$1,808,051

See Accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING VP Value Opportunity Portfolio		ING VP Intermediate Bond Portfolio
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005
FROM OPERATIONS:
Net investment income	$1,341,335	$2,925,042	$45,974,983	$63,355,329
Net realized gain (loss) on investments, foreign currency related transactions, futures and swaps	12,559,060	16,880,743	(19,983,010)	(5,401,705)
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, futures and swaps	(5,665,840)	(7,743,251)	(36,167,339)	(11,601,726)
Net increase (decrease) in net assets resulting from operations	8,234,555	12,062,534	(10,175,366)	46,351,898
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(2,514,028)	(3,812,050)	(503,093)	(43,350,584)
Class S	(411,247)	(58,891)	(237,124)	(21,220,005)
Net realized gains:
Class I	—	—	—	(5,820,859)
Class S	—	—	—	(2,592,551)
Total distributions	(2,925,275)	(3,870,941)	(740,217)	(72,983,999)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,272,638	7,777,950	731,630,647	506,231,158
Net proceeds from shares issued in merger	—	35,824,021	2,981,925	—
Dividends reinvested	2,925,275	3,870,941	740,217	72,952,456
	4,197,913	47,472,912	735,352,789	579,183,614
Cost of shares redeemed	(22,206,898)	(70,105,800)	(492,079,745)	(181,491,451)
Net increase (decrease) in net assets resulting from capital share transactions	(18,008,985)	(22,632,888)	243,273,044	397,692,163
Net increase (decrease) in net assets	(12,699,705)	(14,441,295)	232,357,461	371,060,062
NET ASSETS:
Beginning of period	208,952,999	223,394,294	1,765,344,091	1,394,284,029
End of period	$196,253,294	$208,952,999	$1,997,701,552	$1,765,344,091
Undistributed net investment income at end of period	$1,338,348	$2,922,288	$45,970,568	$735,802

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING VP Money Market Portfolio		ING VP Global Science and Technology Portfolio
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005
FROM OPERATIONS:
Net investment income (loss)	$23,868,778	$31,890,380	$(128,756)	$(370,605)
Net realized gain on investments, foreign currency related transactions	35,908	16,292	10,448,879	870,559
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	—	232,026	(10,889,385)	7,222,993
Net increase (decrease) in net assets resulting from operations	23,904,686	32,138,698	(569,262)	7,722,947
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(31,895,864)	(12,797,898)	—	—
Total distributions	(31,895,864)	(12,797,898)	—	—
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	196,342,980	229,751,452	10,874,435	14,070,092
Dividends reinvested	31,895,864	12,797,898	—	—
	228,238,844	242,549,350	10,874,435	14,070,092
Cost of shares redeemed	(114,405,962)	(290,343,446)	(12,264,383)	(23,483,463)
Net increase (decrease) in net assets resulting from capital share transactions	113,832,882	(47,794,096)	(1,389,948)	(9,413,371)
Net increase (decrease) in net assets	105,841,704	(28,453,296)	(1,959,210)	(1,690,424)
NET ASSETS:
Beginning of period	1,073,017,918	1,101,471,214	84,600,857	86,291,281
End of period	$1,178,859,622	$1,073,017,918	$82,641,647	$84,600,857
Undistributed net investment income (accumulated net investment loss) at end of period	$23,853,927	$31,881,013	$(128,756)	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING VP International Equity Portfolio
	Six Months Ended June 30, 2006	Year Ended December 31, 2005
FROM OPERATIONS:
Net investment income	$1,320,225	$840,310
Net realized gain on investments, foreign currency related transactions and futures	3,839,368	6,874,664
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions and futures	73,926	1,165,804
Net increase in net assets resulting from operations	5,233,519	8,880,778
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(1,095,926)	(539,401)
Class S	(7,085)	(2,439)
Total distributions	(1,103,011)	(541,840)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	11,812,677	19,109,104
Dividends reinvested	1,103,011	541,840
	12,915,688	19,650,944
Cost of shares redeemed	(8,307,147)	(18,943,392)
Net increase in net assets resulting from capital share transactions	4,608,541	707,552
Net increase in net assets	8,739,049	9,046,490
NET ASSETS:
Beginning of period	61,816,338	52,769,848
End of period	$70,555,387	$61,816,338
Undistributed net investment income at end of period	$1,317,309	$1,100,095

See Accompanying Notes to Financial Statements

ING VP BALANCED PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended June 30,	Year Ended December 31,
	2006	2005		2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$13.64	13.40		12.50	10.73	12.09	13.40
Income (loss) from investment operations:
Net investment income	$0.17	0.29	*	0.29	0.25	0.25	0.31
Net realized and unrealized gain (loss) on investments	$0.05	0.27		0.87	1.76	(1.49)	(0.87)
Total from investment operations	$0.22	0.56		1.16	2.01	(1.24)	(0.56)
Less distributions from:
Net investment income	$0.33	0.32		0.26	0.24	0.12	0.28
Net realized gains on investments	$—	—		—	—	—	0.47
Total distributions	$0.33	0.32		0.26	0.24	0.12	0.75
Net asset value, end of period	$13.53	13.64		13.40	12.50	10.73	12.09
Total Return(1)%	1.58	4.24		9.42	18.87	(10.31)	(4.21)

Ratios and Supplemental Data:
Net assets, end of period (millions)	$1,240	1,236		1,358	1,375	1,223	1,591
Ratios to average net assets:
Expenses(2)%	0.59	0.60		0.59	0.60	0.60	0.59
Net investment income(2)%	2.42	2.30		2.15	2.04	2.00	2.46
Portfolio turnover rate %	127	308		272	333	345	167

	Class S
	Six Months Ended June 30,	Year Ended December 31,		May 29, 2003(3) to December 31,
	2006	2005	2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$13.58	13.35	12.49	11.53
Income from investment operations:
Net investment income	$0.16	0.27	0.22	0.34
Net realized and unrealized gain on investments	$0.03	0.25	0.89	0.85
Total from investment operations	$0.19	0.52	1.11	1.19
Less distributions from:
Net investment income	$0.30	0.29	0.25	0.23
Total distributions	$0.30	0.29	0.25	0.23
Net asset value, end of period	$13.47	13.58	13.35	12.49
Total Return(1)%	1.35	3.99	9.06	10.51

Ratios and Supplemental Data:
Net assets, end of period (millions)	$11	3	3	1
Ratios to average net assets:
Expenses(2)%	0.84	0.85	0.84	0.83
Net investment income(2)%	2.33	2.06	1.98	3.06
Portfolio turnover rate %	127	308	272	333

(1)    Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)    Annualized for periods less than one year.

(3)    Commencement of operations.

*      Per share data calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements.

ING VP GROWTH AND INCOME PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended June 30,		Year Ended December 31,
	2006		2005	2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$20.71		19.35	18.28	14.50	19.54	24.12
Income (loss) from investment operations:
Net investment income	$0.11		0.23	0.28	0.16	0.16	0.14
Net realized and unrealized gain (loss) on investments	$0.37		1.35	1.24	3.62	(5.04)	(4.58)
Total from investment operations	$0.48		1.58	1.52	3.78	(4.88)	(4.44)
Less distributions from:
Net investment income	$0.00	*	0.22	0.45	—	0.16	0.14
Total distributions	$0.00	*	0.22	0.45	—	0.16	0.14
Net asset value, end of period	$21.19		20.71	19.35	18.28	14.50	19.54
Total Return(1)%	2.33		8.13	8.39	26.07	(24.99)	(18.40)

Ratios and Supplemental Data:
Net assets, end of period (millions)	$3,000		3,146	3,531	3,795	3,525	5,639
Ratios to average net assets:
Expenses(2)%	0.59		0.59	0.58	0.60	0.59	0.59
Net investment income(2)%	1.03		1.03	1.41	0.95	0.83	0.62
Portfolio turnover rate %	46		80	139	150	246	185

	Class S
	Six Months Ended June 30,		Year Ended December 31,		June 11, 2003(3) to December 31,
	2006		2005	2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$20.69		19.34	18.26	16.32
Income from investment operations:
Net investment income	$0.08		0.14	0.21	0.04
Net realized and unrealized gain on investments	$0.36		1.41	1.26	1.90
Total from investment operations	$0.44		1.55	1.47	1.94
Less distributions from:
Net investment income	$0.00	*	0.20	0.39	—
Total distributions	$0.00	*	0.20	0.39	—
Net asset value, end of period	$21.13		20.69	19.34	18.26
Total Return(1)%	2.13		7.98	8.10	11.89

Ratios and Supplemental Data:
Net assets, end of period (millions)	$3		2	2	2
Ratios to average net assets:
Expenses(2)%	0.84		0.84	0.83	0.84
Net investment income(2)%	0.80		0.78	1.18	0.57
Portfolio turnover rate %	46		80	139	150

(1)    Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)    Annualized for periods less than one year.

(3)    Commencement of operations.

*      Amount is less than $0.005.

See Accompanying Notes to Financial Statements.

ING VP GROWTH PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended June 30,	Year Ended December 31,
	2006	2005		2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$10.38	9.56		8.93	6.85	9.64	14.99
Income (loss) from investment operations:
Net investment income (loss)	$0.00 *	0.02		0.06	0.01	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments	$(0.38)	0.87		0.58	2.07	(2.78)	(3.87)
Total from investment operations	$(0.38)	0.89		0.64	2.08	(2.79)	(3.88)
Less distributions from:
Net investment income	$0.01	0.07		0.01	—	—	0.01
Net realized gains on investments	$—	—		—	—	—	1.46
Total distributions	$0.01	0.07		0.01	—	—	1.47
Net asset value, end of period	$9.99	10.38		9.56	8.93	6.85	9.64
Total Return(1)%	(3.71)	9.38	†	7.19	30.36	(28.94)	(27.06)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$194,443	175,297		193,280	224,330	181,029	305,624
Ratios to average net assets:
Expenses(2)%	0.69	0.69		0.69	0.71	0.72	0.70
Net investment income (loss)(2)%	0.09	0.08		0.61	0.13	(0.06)	(0.08)
Portfolio turnover rate %	78	119		123	162	241	216

	Class S
	Six Months Ended June 30,	Year Ended December 31,					November 1, 2001(3) to December 31,
	2006	2005		2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$10.31	9.50		8.88	6.83	9.63	8.96
Income (loss) from investment operations:
Net investment income (loss)	$(0.01)	(0.00	)*	0.04	0.00 *	(0.01)	0.00 *
Net realized and unrealized gain (loss) on investments	$(0.38)	0.85		0.58	2.05	(2.79)	0.67
Total from investment operations	$(0.39)	0.85		0.62	2.05	(2.80)	0.67
Less distributions from:
Net investment income	$—	0.04		—	—	—	—
Total distributions	$—	0.04		—	—	—	—
Net asset value, end of period	$9.92	10.31		9.50	8.88	6.83	9.63
Total Return(1)%	(3.78)	9.05	†	6.98	30.01	(29.08)	7.48

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$268	285		356	292	53	11
Ratios to average net assets:
Expenses(2)%	0.94	0.94		0.94	0.96	0.97	0.94
Net investment income (loss)(2)%	(0.17)	(0.17)		0.44	(0.10)	(0.31)	(0.32)
Portfolio turnover rate %	78	119		123	162	241	216

(1)    Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)    Annualized for periods less than one year.

(3)    Commencement of operations.

*      Amount is less than $0.005 or $(0.005) per share.

†      In 2005, the Investment Manager fully reimbursed the Portfolio for a loss incurred from a transaction not meeting the Portfolio’s investment’s guidelines. There was no impact on total return.

See Accompanying Notes to Financial Statements.

ING VP SMALL COMPANY PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended June 30,	Year Ended December 31,
	2006	2005		2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$21.65	19.94		17.48	12.75	16.68	16.65
Income (loss) from investment operations:
Net investment income	$0.02	0.10		0.04	0.06	0.05	0.06
Net realized and unrealized gain (loss) on investments	$2.00	1.92		2.47	4.71	(3.91)	0.58
Total from investment operations	$2.02	2.02		2.51	4.77	(3.86)	0.64
Less distributions from:
Net investment income	$0.09	0.03		0.05	0.04	0.07	0.10
Net realized gains on investments	$3.37	0.28		—	—	—	0.51
Total distributions	$3.46	0.31		0.05	0.04	0.07	0.61
Net asset value, end of period	$20.21	21.65		19.94	17.48	12.75	16.68
Total Return(1)%	8.76	10.27	†	14.39	37.47	(23.23)	4.00

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$491,308	393,700		461,014	464,228	288,890	341,332
Ratios to average net assets:
Expenses(2)%	0.85	0.85		0.84	0.85	0.87	0.86
Net investment income(2)%	0.18	0.43		0.21	0.47	0.39	0.50
Portfolio turnover rate %	37	72		93	178	371	240

	Class S
	Six Months Ended June 30,	Year Ended December 31,						November 1, 2001(3) to December 31,
	2006	2005		2004		2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$21.59	19.90		17.49		12.72	16.68	14.90
Income (loss) from investment operations:
Net investment income (loss)	$(0.02)	0.06		0.03	*	0.01	(0.04)	0.00 **
Net realized and unrealized gain (loss) on investments	$1.99	1.92		2.43		4.79	(3.86)	1.78
Total from investment operations	$1.97	1.98		2.46		4.80	(3.90)	1.78
Less distribution from:
Net investment income	$0.04	0.01		0.05		0.03	0.06	—
Net realized gains on investments	$3.37	0.28		—		—	—	—
Total distribution	$3.41	0.29		0.05		0.03	0.06	—
Net asset value, end of period	$20.15	21.59		19.90		17.49	12.72	16.68
Total Return(1)%	8.56	10.05	†	14.09		37.76	(23.45)	11.95

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1,710	68,768		72,225		840	184	11
Ratios to average net assets:
Expenses(2)%	1.10	1.10		1.09		1.10	1.12	1.10
Net investment income (loss)(2)%	(0.21)	0.26		0.19		0.22	0.14	0.29
Portfolio turnover rate %	37	72		93		178	371	240

(1)    Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)    Annualized for periods less than one year.

(3)    Commencement of operations.

*      Per share data calculated using average number of shares outstanding throughout the period.

**   Amount is less than $0.005 per share.

†      In 2005, the Investment Manager fully reimbursed the Portfolio for a loss incurred from a transaction not meeting the Portfolio’s investment guidelines. There was no impact on total return.

See Accompanying Notes to Financial Statements.

ING VP VALUE OPPORTUNITY PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended June 30,	Year Ended December 31,
	2006	2005		2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$13.84	13.19		12.08	9.77	13.25	15.34
Income (loss) from investment operations:
Net investment income	$0.10 *	0.19	*	0.24	0.10	0.04	0.03
Net realized and unrealized gain (loss) on investments	$0.46	0.71		0.98	2.29	(3.47)	(1.43)
Total from investment operations	$0.56	0.90		1.22	2.39	(3.43)	(1.40)
Less distributions from:
Net investment income	$0.21	0.25		0.11	0.08	0.05	0.05
Net realized gains on investments	$—	—		—	—	—	0.64
Total distributions	$0.21	0.25		0.11	0.08	0.05	0.69
Net asset value, end of period	$14.19	13.84		13.19	12.08	9.77	13.25
Total Return(1)%	3.93	6.95		10.15	24.59	(25.96)	(9.62)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$168,124	178,828		219,889	257,448	211,470	219,287
Ratios to average net assets:
Expenses(2)%	0.69	0.70		0.69	0.70	0.72	0.71
Net investment income(2)%	1.35	1.47		1.61	0.91	0.51	0.54
Portfolio turnover rate %	41	94		16	251	304	185

	Class S
	Six Months Ended June 30,	Year Ended December 31,					July 16, 2001(3) to December 31,
	2006	2005		2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$13.77	13.12		12.03	9.75	13.24	14.58
Income (loss) from investment operations:
Net investment income	$0.08	0.16	*	0.13	0.04	0.01	0.00 **
Net realized and unrealized gain (loss) on investments	$0.45	0.71		1.05	2.31	(3.46)	(1.34)
Total from investment operations	$0.53	0.87		1.18	2.35	(3.45)	(1.34)
Less distributions from:
Net investment income	$0.20	0.22		0.09	0.07	0.04	—
Total distributions	$0.20	0.22		0.09	0.07	0.04	—
Net asset value, end of period	$14.10	13.77		13.12	12.03	9.75	13.24
Total Return(1)%	3.84	6.76		9.88	24.21	(26.12)	(9.19)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$28,129	30,125		3,505	2,277	1,092	307
Ratios to average net assets:
Expenses(2)%	0.94	0.95		0.94	0.95	0.97	0.96
Net investment income(2)%	1.10	1.18		1.36	0.64	0.26	0.29
Portfolio turnover rate %	41	94		16	251	304	185

(1)    Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)    Annualized for periods less than one year.

(3)    Commencement of operations.

*      Per share data calculated using average number of shares outstanding throughout the period.

**   Amount is less than $0.005 per share.

See Accompanying Notes to Financial Statements.

ING VP INTERMEDIATE BOND PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended June 30,	Year Ended December 31,
	2006	2005	2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$12.97	13.14	14.15	13.53	12.95	12.61
Income (loss) from investment operations:
Net investment income	$0.32 *	0.54	0.53	0.56	0.45	0.59
Net realized and unrealized gain (loss) on investments	$(0.38)	(0.13)	0.13	0.29	0.63	0.51
Total from investment operations	$(0.06)	0.41	0.66	0.85	1.08	1.10
Less distributions from:
Net investment income	$0.01	0.51	1.11	0.11	0.43	0.65
Net realized gains on investments	$—	0.07	0.56	0.12	0.07	0.11
Total distributions	$0.01	0.58	1.67	0.23	0.50	0.76
Net asset value, end of period	$12.90	12.97	13.14	14.15	13.53	12.95
Total Return(1)%	(0.50)	3.14	4.88	6.30	8.33	8.75

Ratios and Supplemental Data:
Net assets, end of period (millions)	$1,598	1,148	1,093	1,126	1,206	1,024
Ratios to average net assets:
Expenses(2)%	0.50	0.49	0.48	0.50	0.49	0.50
Net investment income(2)%	5.05	4.14	3.79	3.77	3.50	5.06
Portfolio turnover rate %	212	589	407	521	565	219

	Class S
	Six Months Ended June 30,	Year Ended December 31,			May 3, 2002(3) to December 31,
	2006	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$12.91	13.09	14.13	13.53	13.05
Income (loss) from investment operations:
Net investment income	$0.30 *	0.41	0.40	0.49	0.16
Net realized and unrealized gain (loss) on investments	$(0.39)	(0.03)	0.22	0.32	0.81
Total from investment operations	$(0.09)	0.38	0.62	0.81	0.97
Less distributions from:
Net investment income	$0.00 **	0.49	1.10	0.09	0.42
Net realized gains on investments	$—	0.07	0.56	0.12	0.07
Total distributions	$0.00 **	0.56	1.66	0.21	0.49
Net asset value, end of period	$12.82	12.91	13.09	14.13	13.53
Total Return(1)%	(0.66)	2.94	4.58	6.04	7.45

Ratios and Supplemental Data:
Net assets, end of period (millions)	$400	617	301	71	50
Ratios to average net assets:
Expenses(2)%	0.75	0.74	0.73	0.75	0.74
Net investment income(2)%	4.75	3.94	3.52	3.52	3.25
Portfolio turnover rate %	212	589	407	521	565

(1)    Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)    Annualized for periods less than one year.

(3)    Commencement of operations.

*      Per share data calculated using average number of shares outstanding throughout the period.

**   Amount is less than $0.005.

See Accompanying Notes to Financial Statements.

ING VP MONEY MARKET PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended June 30,		Year Ended December 31,
	2006		2005	2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$13.17		12.94	12.94	13.03	13.33	13.61
Income (loss) from investment operations:
Net investment income	$0.29	*	0.39	0.15	0.08	0.21	0.50
Net realized and unrealized gain (loss) on investments	$0.00	**	(0.01)	(0.01)	0.03	—	0.01
Total from investment operations	$0.29		0.38	0.14	0.11	0.21	0.51
Less distributions from:
Net investment income	$0.40		0.15	0.14	0.20	0.51	0.79
Total distributions	$0.40		0.15	0.14	0.20	0.51	0.79
Net asset value, end of period	$13.06		13.17	12.94	12.94	13.03	13.33
Total Return(1)%	2.24		2.98	1.06	0.92	1.66	3.94

Ratios and Supplemental Data:
Net assets, end of period (millions)	$1,179		1,073	1,101	1,238	1,552	1,519
Ratios to average net assets:
Expenses(2)%	0.34		0.35	0.34	0.35	0.34	0.34
Net investment income(2)%	4.46		2.93	1.11	0.91	1.63	4.07

(1)    Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.

(2)    Annualized for periods less than one year.

*      Per share data calculated using average number of shares outstanding throughout the period.

**   Amount represents less than $0.005 per share.

See Accompanying Notes to Financial Statements.

ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended June 30,	Year Ended December 31,
	2006	2005	2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$4.27	3.82	3.87	2.66	4.53	5.88
Income (loss) from investment operations:
Net investment loss	$(0.01)	(0.02)	(0.03)	(0.02)	(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments	$(0.02)	0.47	(0.02)	1.23	(1.84)	(1.33)
Total from investment operations	$(0.03)	0.45	(0.05)	1.21	(1.87)	(1.35)
Net asset value, end of period	$4.24	4.27	3.82	3.87	2.66	4.53
Total Return(1)%	(0.70)	11.78	(1.29)	45.49	(41.28)	(22.96)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$82,192	84,523	86,291	97,742	45,559	62,878
Ratios to average net assets:
Net expenses after expense(2)(3)
reimbursement/recoupment %	1.07	1.06	1.05	1.11	1.11	1.11
Gross expenses prior to expense
reimbursement/recoupment(3)%	1.07	1.06	1.05	1.10	1.12	1.11
Net investment loss after expense
reimbursement/recoupment(2)(3)%	(0.28)	(0.48)	(0.67)	(0.88)	(0.89)	(0.49)
Portfolio turnover rate %	76	118	163	15	61	129

	Class S
	Six Months Ended June 30, 2006	July 20, 2005(4) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$4.27	3.90
Income (loss) from investment operations:
Net investment loss	$(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments	$(0.03)	0.38
Total from investment operations	$(0.04)	0.37
Net asset value, end of period	$4.23	4.27
Total Return(1)%	(0.94)	9.49

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$450	78
Ratios to average net assets:
Net expenses after expense
reimbursement(2)(3)%	1.32	1.31
Gross expenses prior to expense
reimbursement(3)%	1.32	1.31
Net investment loss after expense
reimbursement(2)(3)%	(0.46)	(0.73)
Portfolio turnover rate %	76	118

(1)    Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)    The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

(3)    Annualized for periods less than one year.

(4)    Commencement of operations.

See Accompanying Notes to Financial Statements.

ING VP INTERNATIONAL EQUITY PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended June 30,	Year Ended December 31,
	2006	2005	2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$10.11	8.74	7.55	5.78	7.90	10.40
Income (loss) from investment operations:
Net investment income	$0.20	0.14	0.07	0.06	0.03	0.02
Net realized and unrealized gain (loss) on investments	$0.68	1.32	1.21	1.78	(2.13)	(2.51)
Total from investment operations	$0.88	1.46	1.28	1.84	(2.10)	(2.49)
Less distributions from:
Net investment income	$0.17	0.09	0.09	0.07	0.02	0.01
Total distributions	$0.17	0.09	0.09	0.07	0.02	0.01
Net asset value, end of period	$10.82	10.11	8.74	7.55	5.78	7.90
Total Return(1)%	8.71	16.87	17.17	32.05	(26.68)	(23.88)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$69,859	61,464	52,505	40,537	28,917	48,652
Ratios to average net assets:
Net expenses after expense
reimbursement/recoupment(2)(3)%	0.95	1.14	1.15	1.15	1.15	1.15
Gross expenses prior to expense reimbursement/recoupment(3)%	0.95	1.00	0.95	1.38	1.46	1.26
Net investment income after expense
reimbursement/recoupment(2)(3)%	3.80	1.51	1.00	1.04	0.40	0.23
Portfolio turnover rates %	32	97	137	85	266	229

	Class S
	Six Months Ended June 30,	Year Ended December 31,				November 1, 2001(4) to December 31,
	2006	2005	2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$10.05	8.70	7.53	5.78	7.90	7.38
Income (loss) from investment operations:
Net investment income (loss)	$0.17	0.09	0.05	(0.01)	0.01	—
Net realized and unrealized gain (loss) on investments	$0.69	1.33	1.21	1.82	(2.13)	0.52
Total from investment operations	$0.86	1.42	1.26	1.81	(2.12)	0.52
Less distributions from:
Net investment income	$0.16	0.07	0.09	0.06	—	—
Total distributions	$0.16	0.07	0.09	0.06	—	—
Net asset value, end of period	$10.75	10.05	8.70	7.53	5.78	7.90
Total Return(1)%	8.51	16.53	16.87	31.62	(26.84)	7.05

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$696	353	265	197	8	11
Ratios to average net assets:
Net expenses after expense
reimbursement/recoupment(2)(3)%	1.20	1.39	1.40	1.40	1.40	1.39
Gross expenses prior to expense
reimbursement/recoupment(3)%	1.20	1.25	1.20	1.63	1.71	1.49
Net investment income after expense
reimbursement/recoupment(2)(3)%	3.13	1.16	0.68	0.79	0.15	0.01
Portfolio turnover rate %	32	97	137	85	266	229

(1)    Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)    The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

(3)    Annualized for periods less than one year.

(4)    Commencement of operations.

See Accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED)

NOTE 1 — ORGANIZATION

Organization. The ING Variable Product Funds are comprised of ING VP Balanced Portfolio, Inc., ING Variable Funds, ING Variable Portfolios, Inc., ING VP Intermediate Bond Portfolio and ING VP Money Market Portfolio, all of which are open-end investment management companies registered under the Investment Company Act of 1940, as amended.

ING VP Balanced Portfolio, Inc. is a company incorporated under the laws of Maryland on December 14, 1988 with one portfolio, ING VP Balanced Portfolio (“Balanced”). ING Variable Funds is a business trust formed under the laws of Massachusetts on January 25, 1984 with one portfolio, ING VP Growth and Income Portfolio (“Growth and Income”). ING Variable Portfolios, Inc. is a company incorporated under the laws of Maryland on June 4, 1996 and has eight separate portfolios. The five portfolios that are in this report are: ING VP Growth Portfolio (“Growth”), ING VP Small Company Portfolio (“Small Company”), ING VP Value Opportunity Portfolio (“Value Opportunity”), ING VP Global Science and Technology Portfolio (“Global Science and Technology”) and ING VP International Equity Portfolio (“International Equity”). ING VP Intermediate Bond Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one portfolio, ING VP Intermediate Bond Portfolio (“Intermediate Bond”). ING VP Money Market Portfolio is a business trust under the laws of Massachusetts on January 25, 1984 with one portfolio, ING VP Money Market Portfolio (“Money Market”). Each of the portfolios is a “Portfolio” and collectively, they are the “Portfolios”.

The following is a brief description of each Portfolio’s investment objective:

•      Balanced seeks to maximize investment return consistent with reasonable safety of principal, by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds, and cash equivalents;

•      Growth and Income seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock;

•      Growth seeks growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stock;

•      Small Company seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities of companies with smaller market capitalizations;

•      Value Opportunity seeks growth of capital primarily through investment in a diversified portfolio of common stocks;

•      Intermediate Bond seeks to maximize total return consistent with reasonable risk by investing in a diversified portfolio consisting primarily of debt securities;

•      Money Market seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments;

•      Global Science and Technology seeks long-term capital appreciation; and

•      International Equity seeks long-term capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of the United States.

Each Portfolio offers Class I and Class S shares. The two classes differ principally in applicable distribution and service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolio pro rata based on the average daily net assets of each class, without discrimination between share classes. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution, and shareholder servicing fees.

Shares of the Portfolios may be offered to segregated asset accounts of insurance companies as investment options under variable annuity contracts and variable life insurance policies. Shares may also be offered to qualified pension and retirement plans outside the variable contract and to certain investment advisers and their affiliates. Class I shares may be made available to other investment companies, including series of the Trust under fund-of-funds arrangements.

Participating insurance companies and other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

ING Investments, LLC (“ING Investments’’ or the “Investment Manager”), an Arizona limited liability company, serves as the Investment Manager to the Portfolios. ING Investments has engaged ING Investment Management Co. (“ING IM’’), a Connecticut corporation, to serve as the Sub-Adviser to each Portfolio, with the exception of Global Science and Technology. ING Funds Distributor, LLC (“Distributor”) is the principal underwriter of the Portfolios. ING Investments, ING IM and the Distributor are indirect, wholly-owned

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 1 — ORGANIZATION (continued)

subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is one of the largest financial services organizations in the world, and offers an array of banking, insurance and asset management services to both individuals and institutional investors.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.    Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Portfolios’ valuation procedures. U.S. government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities, which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Portfolios’ Board of Directors/Trustees (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its net asset value (“NAV”) may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio’s Board, in accordance with methods that are specifically authorized by the Board. The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time the Portfolio determines its NAV or if the foreign exchange closes prior to the time the Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the New York Stock Exchange (“NYSE”) is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of the Portfolio’s NAV may not take place contemporaneously with the determination of the prices of securities held by the Portfolio in foreign securities markets. Further, the value of the Portfolio’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Portfolio. In calculating the Portfolio’s NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents. If an event occurs after the time at which the market for foreign securities held by the Portfolio closes but before the time that a Portfolio’s NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time a Portfolio determines its NAV. In such a case, the Portfolio will use the fair value of such securities as determined under a Portfolio’s valuation procedures. Events after the close of trading on a foreign market that could require the Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the NYSE. Pursuant to procedures adopted by the Board, the Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes a Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Portfolio’s NAV. Investments in securities maturing in 60 days or less at the date of valuation are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Money Market uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Board has established procedures designed to stabilize, to the extent reasonably possible, the share price of the Money Market, there can be no assurance that the Money Market’s NAV can be maintained at $1.00 per share.

B.    Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C.    Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)   Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)   Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.    Foreign Currency Transactions and Futures Contracts. Certain Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a currency forward contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. The Portfolios either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Each Portfolio, with the exception of Money Market, may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Portfolio is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Portfolio agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Portfolio. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E.     Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Balanced, Growth, Small Company, Value Opportunity, Money Market and Global Science and Technology Portfolios declare and pay dividends annually. Growth and Income and Intermediate Bond Portfolios declare and pay dividends semi-annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

F.     Federal Income Taxes. It is the policy of the Portfolios to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to requlated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

G.    Use of Estimates. Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with U.S. generally accepted accounting principles for investment companies. Actual results could differ from these estimates.

H.    Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

I.      Securities Lending. Each Portfolio has the option to temporarily loan up to 30% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, a Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. A Portfolio bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

J.     Illiquid and Restricted Securities. The Portfolios may not invest more than 15% (10% for Money Market) of their net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolios to sell them promptly at an acceptable price. The Portfolios may also invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to guidelines approved by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board.

K.    Delayed Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in the Portfolios’ Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to hold liquid assets as collateral with the Portfolios’ custodian sufficient to cover the purchase price.

L.     Mortgage Dollar Roll Transactions. Balanced, Growth and Income, and Money Market Portfolios may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales.

M.   Options Contracts. Each Portfolio, with the exception of Money Market, may purchase put and call options and may write (sell) put options and covered call options. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

N.    Swap Contracts. Each Portfolio, with the exception of Money Market, may enter into interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other on regularly scheduled dates over a stated term, based on different interest rates, currency exchange rates, security prices, the prices or rates of other types of financial instruments or assets or the levels of specified indices. During the term of the swap, changes in the value of the swap are recognized as unrealized appreciation or depreciation.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2006, the cost of purchases and proceeds from the sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Balanced	$1,039,505,133	$1,064,943,366
Growth and Income	1,411,886,715	1,642,970,976
Growth	173,884,927	147,353,474
Small Company	178,360,949	201,870,171
Value Opportunity	82,342,012	102,350,333
Intermediate Bond	940,111,825	570,555,594
Global Science and Technology	65,567,133	65,348,124
International Equity	27,096,779	22,078,235

U.S. Government securities not included above were as follows:

	Purchases	Sales
Balanced	$476,715,796	$548,053,793
Intermediate Bond	3,577,799,922	3,624,165,494

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Portfolios entered into Investment Management Agreements with the Investment Manager. The Investment Management Agreements compensate the Investment Manager with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Balanced	0.500%
Growth and Income	0.500%	on first $10 billion;
	0.450%	on next $5 billion;
	0.425%	over $15 billion
Growth	0.600%
Small Company	0.750%
Value Opportunity	0.600%
Intermediate Bond	0.400%
Money Market	0.250%
Global Science and Technology	0.950%
International Equity	0.850%

The Investment Manager entered into Sub-Advisory Agreements with ING IM. ING IM acts as Sub-Adviser to all Portfolios except for Global Science and Technology. Subject to such policies as the Board or the Investment Manager may determine, ING IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

BlackRock Advisors, Inc., (“BlackRock”), a Delaware Corporation, serves as Sub-Adviser to Global Science and Technology pursuant to a Sub-Advisory Agreement effective April 1, 2004 between the Investment Manager and BlackRock.

Pursuant to Administration Agreements, ING Funds Services, LLC (“IFS”), an indirect, wholly-owned subsidiary of ING Groep, acts as administrator and provides certain administrative and shareholder services necessary for Portfolio operations and is responsible for the supervision of other service providers.

IFS is entitled to receive from each Portfolio a fee at an annual rate of 0.055% on the first $5 billion of daily net assets and 0.03% thereafter.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class S shares of the Portfolios have adopted Distribution Plans pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”), whereby the Distributor is reimbursed or compensated by the Portfolios for expenses incurred in the distribution of each Portfolio’s shares (“Distribution Fees”). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month to reimburse or compensate for expenses incurred in the distribution and promotion of each Portfolio’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At June 30, 2006, the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Services and Distribution Fees	Total
Balanced	$511,968	$56,315	$2,201	$570,484
Growth and Income	1,225,038	134,750	659	1,360,447
Growth	95,338	8,739	55	104,132
Small Company	295,167	21,645	337	317,149
Value Opportunity	95,554	14,456	—	110,010
Intermediate Bond	649,777	89,341	79,870	818,988
Money Market	237,783	52,311	—	290,094
Global Science and Technology	63,948	3,702	91	67,741
International Equity	48,478	3,137	145	51,760

The Portfolios have adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated directors as described in the Plan to defer the receipt of all or a portion of the directors’ fees payable. Deferred fees are invested in various funds advised by ING Investments, LLC until distribution in accordance with the Plan.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES (continued)

At June 30, 2006, the following indirect, wholly owned subsidiaries of ING Groep owned the following Portfolios:

ING Life Insurance and Annuity Company — Balanced (92.75%); Growth and Income (96.71%); Growth (78.08%); Small Company (81.35%); Value Opportunity (82.65%); Intermediate Bond (55.22%); Money Market (98.02%); Global Science and Technology (97.30%); and International Equity (99.00%);

ING USA Annuity and Life Insurance Company — Value Opportunity (13.68%); and Intermediate Bond (20.03%);

ING Lifestyle Aggressive Growth Portfolio — Small Company (5.65%);

ING Lifestyle Growth Portfolio — Small Company (12.23%); Intermediate Bond (5.82%);

ING Lifestyle Moderate Growth Portfolio — Intermediate Bond (9.66%);

ING Lifestyle Moderate Portfolio — Intermediate Bond (5.62%);

ING National Trust — Growth (21.78%).

NOTE 7 — EXPENSE LIMITATIONS

ING Investments entered into written Expense Limitation Agreements with each of the following Portfolios whereby the Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses to the levels listed below:

	Class I	Class S
Growth	0.80%	1.05%
Small Company	0.95%	1.20%
Value Opportunity	0.80%	1.05%
Global Science and Technology	1.15%	1.40%
International Equity	1.15%	1.40%

The Investment Manager may at a later date recoup from a Portfolio management fees waived and other expenses assured by the Investment Manager during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Manager of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Manager are reflected on the accompanying Statements of Assets and Liabilities for each Portfolio.

As of June 30, 2006, the Portfolios have no reimbursed fees that are subject to possible recoupment by the Investment Manager.

The Expense Limitation Agreements are contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of an Expense Limitation Agreement within 90 days of the end of the then current term.

NOTE 8 — LINE OF CREDIT

The Portfolios, in addition to certain other funds managed by the Investment Manager, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement “) with a syndicate of banks led by Citibank, N.A. for an aggregate amount of $100,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the funds; and (3) enable the funds to meet other emergency expenses as defined in the Credit Agreement. The funds to which the line of credit is available pay a commitment fee equal to 0.09% per annum on the daily unused portion of the committed line amount. Each of the Portfolios will pay its pro rata share of both the agent and commitment fee. Generally, borrowings under the Credit Agreement accrue interest at the Federal Funds Rate plus a specified margin. Repayments generally must be made within 30 days after the date of a revolving credit advance. The following Portfolios utilized the line of credit during the six months ended June 30, 2006:

Fund	Days Utilized	Approximate Average Daily Balance	Approximate Weighted Average Interest Rate
Value Opportunity	4	$1,870,000	4.73%
Intermediate Bond	1	4,020,000	5.01
Global Science and Technology	2	775,000	5.01

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Class I		Class S
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005
Balanced (Number of Shares)
Shares sold	4,558,352	936,888	48,436	59,464
Shares issued in a merger	974,709	—	599,724	—
Dividends reinvested	2,095,112	2,304,743	5,132	4,914
Shares redeemed	(6,589,068)	(13,966,864)	(100,382)	(64,454)
Net increase (decrease) in shares outstanding	1,039,105	(10,725,233)	552,910	(76)

Balanced ($)
Shares sold	$63,020,718	$12,534,653	$666,997	$795,346
Shares issued in a merger	13,476,644	—	8,269,170	—
Dividends reinvested	28,870,646	30,561,067	70,509	64,964
Shares redeemed	(90,863,356)	(187,304,754)	(1,363,643)	(859,666)
Net increase (decrease)	$14,504,652	$(144,209,034)	$7,643,033	$(644)

	Class I		Class S
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005
Growth and Income (Number of Shares)
Shares sold	100,560	138,694	59,320	50,301
Dividends reinvested	18,039	1,566,557	5	1,077
Shares redeemed	(10,439,710)	(32,345,085)	(18,267)	(25,742)
Net increase (decrease) in shares outstanding	(10,321,111)	(30,639,834)	41,058	25,636

Growth and Income ($)
Shares sold	$2,178,143	$2,773,031	$1,265,749	$1,006,318
Dividends reinvested	394,643	32,929,030	104	22,610
Shares redeemed	(224,132,725)	(634,438,393)	(392,083)	(513,138)
Net increase (decrease)	$(221,559,939)	$(598,736,332)	$873,770	$515,790

	Class I		Class S
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005
Growth (Number of Shares)
Shares sold	4,645,523	489,244	2,575	3,047
Dividends reinvested	10,584	133,505	—	158
Shares redeemed	(2,088,483)	(3,948,289)	(3,219)	(13,059)
Net increase (decrease) in shares outstanding	2,567,624	(3,325,540)	(644)	(9,854)

Growth ($)
Shares sold	$49,440,456	$4,980,562	$27,604	$30,259
Dividends reinvested	113,349	1,254,943	—	1,478
Shares redeemed	(22,005,939)	(37,571,404)	(33,410)	(124,206)
Net increase (decrease)	$27,547,866	$(31,335,899)	$(5,806)	$(92,469)

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Class I		Class S
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005
Small Company (Number of Shares)
Shares sold	5,455,236	556,621	799,249	3,729,805
Dividends reinvested	2,869,825	313,991	587,409	32,961
Shares redeemed	(2,201,169)	(5,812,740)	(4,487,153)	(4,206,439)
Net increase (decrease) in shares outstanding	6,123,892	(4,942,128)	(3,100,495)	(443,673)

Small Company ($)
Shares sold	$116,723,326	$11,336,135	$18,135,125	$73,490,792
Dividends reinvested	60,094,138	6,267,269	12,276,838	656,918
Shares redeemed	(48,689,650)	(116,180,823)	(96,136,024)	(76,744,947)
Net increase (decrease)	$128,127,814	$(98,577,419)	$(65,724,061)	$(2,597,237)

	Class I		Class S
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005
Value Opportunity (Number of Shares)
Shares sold	80,893	553,896	9,663	37,795
Shares issued in merger	—	622,495	—	1,963,304
Dividends reinvested	176,547	296,197	29,063	4,597
Shares redeemed	(1,329,968)	(5,223,923)	(231,869)	(84,894)
Net increase (decrease) in shares outstanding	(1,072,528)	(3,751,335)	(193,143)	1,920,802

Value Opportunity ($)
Shares sold	$1,135,966	$7,477,383	$136,672	$300,567
Shares issued in merger	—	8,659,509	—	27,164,512
Dividends reinvested	2,514,028	3,812,050	411,247	58,891
Shares redeemed	(18,917,985)	(68,980,076)	(3,288,913)	(1,125,724)
Net increase (decrease)	$(15,267,991)	$(49,031,134)	$(2,740,994)	$26,398,246

	Class I		Class S
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005
Intermediate Bond (Number of Shares)
Shares sold	40,872,454	10,413,516	15,899,343	27,761,044
Shares issued in merger	222,036	—	—	—
Dividends reinvested	38,921	3,789,704	18,468	1,847,547
Shares redeemed	(5,762,647)	(8,854,326)	(32,556,727)	(4,792,299)
Net increase (decrease) in shares outstanding	35,370,764	5,348,894	(16,638,916)	24,816,292

Intermediate Bond ($)
Shares sold	$527,054,920	$138,846,419	$204,575,727	$367,384,739
Shares issued in merger	2,981,925	—	—	—
Dividends reinvested	502,471	49,139,900	237,746	23,812,556
Shares redeemed	(74,464,860)	(117,871,564)	(417,614,885)	(63,619,887)
Net increase (decrease)	$456,074,456	$70,114,755	$(212,801,412)	$327,577,408

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Class I
	Six Months Ended June 30, 2006	Year Ended December 31, 2005
Money Market (Number of Shares)
Shares sold	15,118,574	17,729,883
Dividends reinvested	2,488,618	999,103
Shares redeemed	(8,808,500)	(22,391,210)
Net increase (decrease) in shares outstanding	8,798,692	(3,662,224)

Money Market ($)
Shares sold	$196,342,980	$229,751,452
Dividends reinvested	31,895,864	12,797,898
Shares redeemed	(114,405,962)	(290,343,446)
Net increase (decrease)	$113,832,882	$(47,794,096)

	Class I		Class S
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005
Global Science and Technology (Number of Shares)
Shares sold	2,334,368	3,651,130	98,041	19,401
Shares redeemed	(2,754,028)	(6,412,052)	(10,119)	(1,044)
Net increase (decrease) in shares outstanding	(419,660)	(2,760,922)	87,922	18,357

Global Science and Technology ($)
Shares sold	$10,429,670	$13,994,023	$444,765	$76,069
Shares redeemed	(12,220,133)	(23,479,231)	(44,250)	(4,232)
Net increase (decrease)	$(1,790,463)	$(9,485,208)	$400,515	$71,837

	Class I		Class S
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005
International Equity (Number of Shares)
Shares sold	1,032,191	2,069,109	39,907	57,552
Dividends reinvested	100,359	63,014	652	286
Shares redeemed	(754,893)	(2,060,158)	(10,907)	(53,252)
Net increase in shares outstanding	377,657	71,965	29,652	4,586

International Equity ($)
Shares sold	$11,197,368	$18,609,378	$615,309	$499,726
Dividends reinvested	1,095,926	539,401	7,085	2,439
Shares redeemed	(8,192,586)	(18,481,796)	(114,561)	(461,596)
Net increase	$4,100,708	$666,983	$507,833	$40,569

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 10 — ILLIQUID SECURITIES

Pursuant to guidelines adopted by the Portfolios’ Board, the following securities have been deemed to be illiquid. Each Portfolio may invest up to 15% (10% for Money Market) of its net assets, in illiquid securities. Fair value for these securities was determined by ING Funds Valuation Committee appointed by the Portfolios’ Board of Directors/Trustees.

Portfolio	Security	Principal Amount	Initial Acquision Date	Cost	Value	Percent of Net Assets
Balanced	Alpine III, 5.290%, due 08/16/14	$218,000	08/04/04	$218,097	$218,484	0.0%
	Alpine III, 6.120%, due 08/16/14	218,000	08/04/04	218,097	218,630	0.0%
	Alpine III, 7.920%, due 08/16/14	328,000	08/04/04	331,482	329,797	0.0%
	Alpine III, 11.170%, due 08/16/14	560,000	08/17/04	561,077	575,035	0.1%
	Cameron Highway Oil Pipeline, 5.860%, due 12/15/17	2,075,000	12/05/05	2,075,000	1,969,175	0.2%
	FNMA, 7.125%, due 07/01/27	4,289	04/30/06	4,336	4,365	0.0%
	FNMA, 7.180%, due 07/01/27	28,336	04/30/06	28,687	28,999	0.0%
				$3,436,776	$3,344,485	0.3%
Intermediate Bond	Alpine III, 5.290%, due 08/16/14	$1,006,000	08/04/04	$1,006,426	$1,008,231	0.0%
	Alpine III, 6.120%, due 08/16/14	1,006,000	08/04/04	1,006,426	1,008,907	0.1%
	Alpine III, 7.920%, due 08/16/14	1,507,000	08/04/04	1,525,370	1,515,258	0.1%
	Alpine III, 11.170%, due 08/16/14	2,576,000	08/17/04	2,611,402	2,645,160	0.1%
	Cameron Highway Oil Pipeline, 5.860%, due 12/15/17	7,988,000	12/05/05	7,988,000	7,580,612	0.4%
	FNMA, 5.625%, due 08/13/35	858	04/30/06	869	873	0.0%
	FNMA, 5.680%, due 08/13/36	10,653	04/30/06	10,811	10,902	0.0%
				$14,149,304	$13,769,943	0.7%
Money Market	Goldman Sachs Inc., 4.610%, due 02/14/07	$11,000,000	02/13/06	$11,000,000	$11,000,000	0.9%
	Goldman Sachs Inc., 5.190%, due 05/11/07	10,500,000	04/11/06	10,500,000	10,500,000	0.9%
	Money Market Trust, 5.444%, due 07/10/07	31,400,000	07/30/04	31,400,000	31,400,000	2.6%
	Newcastle CDO I Ltd., 5.353%, due 09/24/38	13,900,000	10/23/03	13,900,000	13,900,000	1.2%
	Newcastle CDO III Corp., 5.353%, due 09/24/38	13,900,000	09/22/05	13,900,000	13,900,000	1.2%
				$80,700,000	$80,700,000	6.8%

NOTE 11 — SECURITIES LENDING

Under an agreement with The Bank of New York (“BNY”), the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. Government securities. The collateral must be in an amount equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The securities purchased with cash collateral received are reflected in the Portfolio of Investments. Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security, however there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. The Portfolios bear the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio. At June 30, 2006, the Portfolios had securities on loan with the following market values:

	Value of Securities Loaned	Value of Collateral
Balanced	$ 136,902,611	$ 140,144,328
Growth and Income	296,393,361	302,518,757
Growth	18,843,333	19,246,134
Small Company	123,912,778	127,077,337
Value Opportunity	34,073,693	34,671,470
Intermediate Bond	218,710,119	222,577,281
Money Market	850,765	867,863
Global Science and Technology	14,929,062	15,269,180
International Equity	3,016,472	3,077,059

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 12 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as distributions of paid-in capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2006		Year Ended December 31, 2005
	Ordinary Income	Long-Term Capital Gains	Ordinary Income	Long-Term Capital Gains
Balanced	$28,941,155	$—	$30,626,031	$—
Growth and Income	394,747	—	32,976,369	—
Growth	113,349	—	1,256,421	—
Small Company	6,386,989	65,983,987	640,870	6,283,317
Value Opportunity	2,925,275	—	3,870,941	—
Intermediate Bond	740,217	—	71,996,067	987,932
Money Market	31,895,864	—	12,797,898	—
International Equity	1,103,011	—	541,840	—

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2005 were:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Unrealized Appreciation/ Depreciation	Post-October Capital Losses Deferred	Post-October Currency Losses Deferred	Capital Loss Carryforwards	Expiration Dates
Balanced	$28,937,305	$—	$33,206,400	$—	$—	$(10,973,009)	2010
Growth and Income	393,853	—	335,781,383	—	—	$(2,338,787,124)	2010
						(63,082,574)	2011
						$(2,401,869,698)
Growth	111,000	—	23,032,281	—	—	$(124,853,110)	2009
						(63,207,672)	2010
						$(188,060,782)
Small Company	6,391,050	66,072,902	62,790,707	—	—	—	—
Value Opportunity	2,922,288	—	18,923,363	—	—	$(22,679,982)	2010
Intermediate Bond	735,809	—	(10,249,543)	(6,886,626)	(7)	—	—
Money Market	31,881,014	—	—	—	—	$(735,570)	2008
						(3,715,968)	2009
						(169)	2011
						(244,520)	2012
						$(4,696,227)
Global Science and Technology	—	—	14,912,593	—	—	$(33,352,083)	2009
						(15,534,432)	2010
						(4,912,495)	2011
						$(53,799,010)
International Equity	1,100,095	—	9,233,744	—	—	$(10,317,413)	2009
						(9,221,611)	2010
						$(19,539,024)

NOTE 13 — REORGANIZATIONS

On April 29, 2006, Balanced and Intermediate Bond as listed below (each “Acquiring Portfolio” and collectively, “Acquiring Portfolios”), acquired the assets and certain liabilities of the ING VP Convertible Portfolio, the ING USLICO Asset Allocation Portfolio and the ING USLICO Bond Portfolio, also listed below (each “Acquired Portfolio”

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 13 — REORGANIZATIONS (continued)

and collectively, “Acquired Portfolios”), in a tax-free reorganization in exchange for shares of the Acquiring Portfolios, pursuant to a plan or reorganization approved by the Acquired Portfolios’ shareholders. The number and value of shares issued by the Acquiring Portfolios are presented in Note 9 — Capital Share Transactions. Net assets and unrealized appreciation as of the reorganization date were as follows:

Acquiring Portfolio	Acquired Portfolio	Total Net Assets of Acquired Portfolio (000’s)	Total Net Assets of Acquiring Portfolio (000’s)	Acquired Portfolio Unrealized Appreciation (000’s)	Conversion Ratio
Balanced	ING VP Convertible Portfolio	$8,269	$1,224,744	$231	0.81
Balanced	ING USLICO
	Asset Allocation Portfolio	13,477	1,224,744	632	0.72
Intermediate Bond	ING USLICO
	Bond Portfolio	2,863	1,890,564	60	0.74

The net assets of Balanced and Intermediate Bond after the acquisition were approximately $1,246,490,241 and $1,893,426,244, respectively.

NOTE 14 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS

In 2004 ING Investments reported to the Boards of Directors/Trustees (the “Boards”) of the ING Funds that, like many U.S. financial services companies, ING Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING Investments has advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, ING Investments reported that management of U.S. affiliates of ING Groep N.V., including ING Investments (collectively, “ING”), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING’s internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING’s variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Board.

ING Investments has advised the Board that most of the identified arrangements were initiated prior to ING’s acquisition of the businesses in question in the U.S. ING Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, ING Investments has advised the Board that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

In September 2005, ING Funds Distributor, LLC (“IFD”), the distributor of certain ING Funds, settled an administrative proceeding with the NASD regarding three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered into formal and informal arrangements that permitted frequent trading. Under the terms of the Letter of Acceptance, Waiver and Consent (“AWC”) with the NASD, under which IFD neither admitted nor denied the allegations or findings, IFD consented to the following sanctions: (i) a censure; (ii) a fine of $1.5 million; (iii) restitution of approximately $1.44 million to certain ING Funds for losses attributable to excessive trading described in the AWC; and (iv) agreement to make certification to NASD regarding the review and establishment of certain procedures.

In addition to the arrangements discussed above, in 2004 ING Investments reported to the Board that, at that time, these instances include the following, in

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 14 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)

addition to the arrangements subject to the AWC discussed above:

•      Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) has identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

•      ReliaStar Life Insurance Company (“ReliaStar”) entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

•      In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form 8-K and Form 8-K/A for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the Securities and Exchange Commission (the “SEC”) on October 29, 2004 and September 8, 2004. These Forms 8-K and Forms 8-K/A can be accessed through the SEC’s Web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Board are the only instances of such trading respecting the ING Funds.

ING Investments reported to the Board that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, ING Investments advised the Board that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING’s acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, ING Investments reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•      ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the Securities and Exchange Commission. ING Investments reported to the Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•      ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

•      The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

•      ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.

•      ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

The New York Attorney General and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices (including suitability); specific product types (including group annuities and

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 14 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)

indexed annuities); fund selection for investment products and brokerage sales; and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. ING has received formal and informal requests in connection with such investigations, and is cooperating fully with each request. In connection with one such investigation, affiliates of Investments have been named in a petition for relief and cease and desist order filed by the New Hampshire Bureau of Securities Regulation concerning ING’s administration of the New Hampshire state employees deferred compensation plan. ING is cooperating with this regulator to resolve the matter. Other federal and state regulators could initiate similar actions in this or other areas of ING’s businesses.

These regulatory initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which ING is engaged.

In light of these and other developments, ING continuously reviews whether modifications to its business practices are appropriate.

At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

NOTE 15 — LITIGATION

On December 12, 2003, ING IM (formerly, Aeltus Investment Management, Inc.,) received a copy of a complaint (the “Complaint”) filed in the United States Bankruptcy Court for the Southern District of New York styled Enron Corp. v. Mass Mutual Life Insurance Co., et al. Among other defendants named in the Complaint are defendants ING VP Balanced Portfolio, and ING VP Intermediate Bond Portfolio (the “Subject Portfolios”). The Complaint alleges that Enron Corp. (“Enron”) transferred to the defendants, including the Subject Portfolios, over $1 billion in the aggregate for the purpose of prepaying certain commercial paper issued by Enron (the “Notes”) and held by the defendants prior to the filing by Enron for bankruptcy protection under Chapter 11 of Title 11 of the Bankruptcy Code (the “Bankruptcy Code”). The Complaint seeks to hold the defendants, including the Subject Portfolios, liable for these transfers as preferential transfers or as fraudulent transfers under the Bankruptcy Code. Although the Complaint does not specify the amount of each transfer in dispute, it appears that the sale by ING VP Balanced Portfolio, Inc. of $23,181,757 of the Notes on or about October 29, 2001 and the sale by ING VP Bond Portfolio, Inc. of $24,963,125 of the Notes on or about October 29, 2001 are in dispute. The Complaint seeks to require the Subject Portfolios to repay to Enron the full amounts of these transfers, in which event the Subject Portfolios would be granted unsecured claims against the Enron bankruptcy estate in the amounts of the repayments.

The Subject Portfolios moved to dismiss all counts of the Complaint, contending, among other things, that section 546(e) of the Bankruptcy Code provides a complete defense. The Bankruptcy Court denied the motion on July 1, 2005. Accordingly, the Subject Portfolios filed an answer to the Complaint on July 29, 2005. In addition, the Subject Portfolios have moved for leave to pursue an immediate appeal of the Bankruptcy Court’s decision to the district court. The district court has not yet ruled, and there can be no assurance that leave will be granted to pursue the appeal now. The Bankruptcy Court has set a discovery calendar indicating that discovery is to proceed through 2006. The Subject Portfolios and their counsel have reviewed the Subject Portfolios’ records concerning the factual background of the allegations in the Complaint, and have considered remaining potential defenses to the allegations in the Complaint. Because only limited discovery has taken place, the Subject Portfolios are unable to predict whether Enron will prevail, in whole or in part, in its claims against the Subject Portfolios, and therefore have not recorded a liability in the financial statements for any potential loss. Defendants continue to contend there is an affirmative defense for the claims presented.

PORTFOLIO OF INVESTMENTS
ING VP BALANCED PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED)

Investment Type Allocation
as of June 30, 2006

(as a percent of net assets)

Common Stock	60.6%
Repurchase Agreements	9.9%
U.S. Government Agency Obligations	9.2%
Corporate Bonds/Notes	9.1%
Collateralized Mortgage Obligations	5.4%
U.S. Treasury Obligations	3.0%
Asset-Backed Securities	1.7%
Commercial Paper	1.2%
Preferred Stock	0.6%
Municipal Bonds	0.2%
Convertible Bonds	0.1%
Other Bonds	0.1%
Other Assets and Liabilities, Net*	(1.1)%
Total	100.0%

*Includes short-term investments related to securities lending collateral.

Portfolio holdings are subject to change daily.

Shares			Value
COMMON STOCK: 60.6%
		Advertising: 0.3%
36,300		Omnicom Group	$3,233,967
			3,233,967
		Aerospace/Defense: 1.3%
5,700	@,L	Armor Holdings, Inc.	312,531
99,250		Boeing Co.	8,129,568
91,740		Raytheon Co.	4,088,852
7,630	@	Teledyne Technologies, Inc.	249,959
55,110		United Technologies Corp.	3,495,076
			16,275,986
		Agriculture: 1.0%
110,705		Altria Group, Inc.	8,129,068
118,750		Archer-Daniels-Midland Co.	4,902,000
			13,031,068
		Airlines: 0.3%
11,926	@,L	Mesa Air Group, Inc.	117,471
12,395		Skywest, Inc.	307,396
183,000		Southwest Airlines Co.	2,995,710
			3,420,577
		Apparel: 0.4%
96,500	@	Coach, Inc.	2,885,350
8,200	@	Gymboree Corp.	285,032
7,380		K-Swiss, Inc.	197,046
7,100	L	Kellwood Co.	207,817
3,100		Phillips-Van Heusen	118,296
11,000		Polo Ralph Lauren Corp.	603,900
8,200	@	Quiksilver, Inc.	99,876
7,900	@,L	Skechers USA, Inc.	190,469
13,100		Wolverine World Wide, Inc.	305,623
			4,893,409
		Auto Parts & Equipment: 0.0%
20,700	L	ArvinMeritor, Inc.	$355,833
			355,833
		Banks: 2.9%
245,235		Bank of America Corp.	11,795,804
103,700		BB&T Corp.	4,312,883
7,500		Central Pacific Financial Corp.	290,250
4,292	L	East-West Bancorp., Inc.	162,710
3,500		First Midwest Bancorp., Inc.	129,780
15,745		Fremont General Corp.	292,227
15,400		Greater Bay Bancorp.	442,750
8,700		Mercantile Bankshares Corp.	310,329
112,600	L	National City Corp.	4,074,994
5,400		South Financial Group, Inc.	142,614
12,900	L	Susquehanna Bancshares, Inc.	308,310
97,370		US Bancorp.	3,006,786
87,750		Wachovia Corp.	4,745,520
90,600		Wells Fargo & Co.	6,077,448
11,800		Whitney Holding Corp.	417,366
			36,509,771
		Beverages: 1.7%
222,950		Coca-Cola Co.	9,591,309
1,200	@,L	Hansen Natural Corp.	228,444
35,800	L	Pepsi Bottling Group, Inc.	1,150,970
173,525		PepsiCo, Inc.	10,418,441
			21,389,164
		Biotechnology: 0.4%
63,195	@	Amgen, Inc.	4,122,210
11,500	@	Invitrogen Corp.	759,805
			4,882,015
		Building Materials: 0.3%
10,500		Florida Rock Industries, Inc.	521,535
2,900		Martin Marietta Materials, Inc.	264,335
108,400		Masco Corp.	3,212,976
4,700	@,L	NCI Building Systems, Inc.	249,899
			4,248,745
		Chemicals: 1.0%
14,400		Airgas, Inc.	536,400
49,500		Dow Chemical Co.	1,931,985
47,600	L	EI DuPont de Nemours & Co.	1,980,160
6,500		HB Fuller Co.	283,205
13,387	L	Lyondell Chemical Co.	303,349
21,600		Olin Corp.	387,288
3,000		Penford Corp.	50,700
25,500	@,L	PolyOne Corp.	223,890
42,700		PPG Industries, Inc.	2,818,200
37,300	L	Rohm & Haas Co.	1,869,476
29,000		Sherwin-Williams Co.	1,376,920
20,900		Valspar Corp.	551,969
			12,313,542
		Coal: 0.1%
18,800		Peabody Energy Corp.	1,048,100
			1,048,100

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP BALANCED PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Commercial Services: 0.8%
6,500		Administaff, Inc.	$232,765
18,200	@	Career Education Corp.	543,998
3,690	@	Consolidated Graphics, Inc.	192,101
25,700	@	Corinthian Colleges, Inc.	369,052
7,700		Corporate Executive Board Co.	771,540
1,700		CPI Corp.	52,190
35,350		Equifax, Inc.	1,213,919
5,500	@	Heidrick & Struggles International, Inc.	186,120
4,500	@	Kendle Intl., Inc.	165,285
15,000	@	Korn/Ferry Intl.	293,850
11,900	@	Labor Ready, Inc.	269,535
4,400	@,L	Live Nation, Inc.	89,584
14,600		Manpower, Inc.	943,160
74,800		McKesson Corp.	3,536,544
10,200		Robert Half International, Inc.	428,400
18,200	@	Spherion Corp.	165,984
18,400	@	United Rentals, Inc.	588,432
3,110	@,L	Vertrue, Inc.	133,823
			10,176,282
		Computers: 2.7%
46,100	@	Apple Computer, Inc.	2,633,232
2,090	@	CACI International, Inc.	121,910
19,300	@,L	Cadence Design Systems, Inc.	330,995
30,200	@,L	Ceridian Corp.	738,088
9,930	@	Cognizant Technology Solutions Corp.	668,984
121,650	@,L	Dell, Inc.	2,969,477
7,300	L	Factset Research Systems, Inc.	345,290
311,100		Hewlett-Packard Co.	9,855,648
152,950		International Business Machines Corp.	11,749,619
7,000	@,L	Komag, Inc.	323,260
28,300	@	Lexmark International, Inc.	1,579,989
8,537	@	Micros Systems, Inc.	372,896
6,020		MTS Systems Corp.	237,850
26,400	@	Palm, Inc.	425,040
7,400	@	Radisys Corp.	162,504
15,700		Reynolds & Reynolds Co.	481,519
8,400	@,L	Synaptics, Inc.	179,760
14,966	@,L	Western Digital Corp.	296,476
			33,472,537
		Cosmetics/Personal Care: 1.3%
284,092		Procter & Gamble Co.	15,795,515
			15,795,515
		Distribution/Wholesale: 0.1%
8,190	L	Building Materials Holding Corp.	228,255
3,350		Pool Corp.	146,161
6,200	@,L	United Stationers, Inc.	305,784
			680,200
		Diversified Financial Services: 5.5%
66,900		American Express Co.	3,560,418
26,200	@,L	AmeriCredit Corp.	731,504
55,600	L	Capital One Financial Corp.	4,751,020
232,600		Charles Schwab Corp.	3,716,948
263,665		Citigroup, Inc.	12,719,200
109,000	@	E*Trade Financial Corp.	2,487,380
52,300	L	Fannie Mae	2,515,630
52,950		Goldman Sachs Group, Inc.	$7,965,269
8,300	@	Investment Technology Group, Inc.	422,138
185,300		JPMorgan Chase & Co.	7,782,600
84,000		Lehman Brothers Holdings, Inc.	5,472,600
48,310		Merrill Lynch & Co., Inc.	3,360,444
130,800		Morgan Stanley	8,267,868
20,400		Raymond James Financial, Inc.	617,508
27,200		The Bear Stearns Cos., Inc.	3,810,176
24,400		Waddell & Reed Financial, Inc.	501,664
6,400	@,L	World Acceptance Corp.	227,328
			68,909,695
		Electric: 1.4%
85,300	L	Duke Energy Corp.	2,505,261
30,700		OGE Energy Corp.	1,075,421
21,100		Pepco Holdings, Inc.	497,538
150,500	L	PPL Corp.	4,861,150
12,810		SCANA Corp.	494,210
134,600	L	TXU Corp.	8,047,734
13,000		Wisconsin Energy Corp.	523,900
			18,005,214
		Electrical Components & Equipment: 0.5%
65,100		Emerson Electric Co.	5,456,031
3,700	@	Energizer Holdings, Inc.	216,709
			5,672,740
		Electronics: 0.8%
101,000	@	Agilent Technologies, Inc.	3,187,560
6,100		Amphenol Corp.	341,356
48,400		Applera Corp.-Applied Biosystems Group	1,565,740
8,591	@	Arrow Electronics, Inc.	276,630
3,400		Brady Corp.	125,256
8,290	@,L	Coherent, Inc.	279,622
7,900	@,L	Cymer, Inc.	367,034
4,690	@,L	Flir Systems, Inc.	103,461
1,800	@,L	Itron, Inc.	106,668
6,900	L	Park Electrochemical Corp.	177,675
5,000	@,L	Planar Systems, Inc.	60,200
14,000	@,L	Plexus Corp.	478,940
225,100	@,L	Solectron Corp.	769,842
12,500	@	Thomas & Betts Corp.	641,250
3,690	@,L	Trimble Navigation Ltd.	164,722
27,200	@	Waters Corp.	1,207,680
			9,853,636
		Engineering & Construction: 0.1%
6,200	@	EMCOR Group, Inc.	301,754
10,400		Granite Construction, Inc.	470,808
4,100	@	Jacobs Engineering Group, Inc.	326,524
5,100	@	Shaw Group, Inc.	141,780
3,000	@	URS Corp.	126,000
			1,366,866
		Entertainment: 0.1%
20,600	L	GTECH Holdings Corp.	716,468
3,400	@	Pinnacle Entertainment, Inc.	104,210
			820,678

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP BALANCED PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Environmental Control: 0.0%
8,520		Republic Services, Inc.	$343,697
3,100	@	Waste Connections, Inc.	112,840
			456,537
		Food: 0.6%
8,800	@,L	American Italian Pasta Co.	75,328
48,100		Campbell Soup Co.	1,784,991
7,090		Corn Products International, Inc.	216,954
4,950		Flowers Foods, Inc.	141,768
79,617		General Mills, Inc.	4,113,014
14,379		Hormel Foods Corp.	534,036
12,090	@	Performance Food Group Co.	367,294
7,800		Tootsie Roll Industries, Inc.	227,214
			7,460,599
		Forest Products & Paper: 0.2%
31,000	L	Louisiana-Pacific Corp.	678,900
11,100		Rock-Tenn Co.	177,045
27,900		Temple-Inland, Inc.	1,196,073
			2,052,018
		Gas: 0.1%
13,446		Energen Corp.	516,461
18,000		Southern Union Co.	487,080
19,630		UGI Corp.	483,291
			1,486,832
		Healthcare-Products: 1.1%
13,800		Beckman Coulter, Inc.	766,590
27,100	@,L	Cytyc Corp.	687,256
5,872		Dentsply International, Inc.	355,843
8,834	@	Hologic, Inc.	436,046
2,386	@,L	Idexx Laboratories, Inc.	179,260
16,900	@	Immucor, Inc.	324,987
155,115		Johnson & Johnson	9,294,491
5,800	@	Osteotech, Inc.	23,432
5,620	@	Resmed, Inc.	263,859
5,357	@	Respironics, Inc.	183,317
21,600		Steris Corp.	493,776
11,100	@	Techne Corp.	565,212
9,800	@,L	Varian Medical Systems, Inc.	464,030
			14,038,099
		Healthcare-Services: 2.0%
106,600		Aetna, Inc.	4,256,538
43,350	@	Coventry Health Care, Inc.	2,381,649
20,900	@	Health Net, Inc.	944,053
7,300	@,L	Healthways, Inc.	384,272
44,200	@	Humana, Inc.	2,373,540
12,846	@,L	Odyssey HealthCare, Inc.	225,704
9,900	@	Pediatrix Medical Group, Inc.	448,470
9,620	@,L	Sierra Health Services	433,189
165,000		UnitedHealth Group, Inc.	7,388,700
89,440	@	WellPoint, Inc.	6,508,549
			25,344,664
		Holding Companies-Diversified: 0.1%
29,800	L	Leucadia National Corp.	869,862
			869,862
		Home Builders: 0.1%
840	@,L	NVR, Inc.	$412,650
9,000	L	Thor Industries, Inc.	436,050
			848,700
		Home Furnishings: 0.1%
16,600	L	Harman International Industries, Inc.	1,417,142
			1,417,142
		Household Products/Wares: 0.1%
15,800		American Greetings	331,958
13,600	L	Church & Dwight, Inc.	495,312
5,900		Harland John H. Co.	256,650
			1,083,920
		Housewares: 0.0%
7,390		Toro Co.	345,113
			345,113
		Insurance: 4.0%
100,700		Allstate Corp.	5,511,311
12,550	L	American Financial Group, Inc.	538,395
135,300		American International Group, Inc.	7,989,465
10,100		AmerUs Group Co.	591,355
81,800		Chubb Corp.	4,081,820
11,918		Fidelity National Financial, Inc.	464,206
12,100		Hanover Insurance Group, Inc.	574,266
55,400		Hartford Financial Services Group, Inc.	4,686,840
23,600		HCC Insurance Holdings, Inc.	694,784
6,200	L	Infinity Property & Casualty Corp.	254,200
4,270		Landamerica Financial Group, Inc.	275,842
65,900		Lincoln National Corp.	3,719,396
111,850	L	Metlife, Inc.	5,727,839
23,100	L	MGIC Investment Corp.	1,501,500
15,906		Old Republic International Corp.	339,911
11,490	@,L	Philadelphia Consolidated Holding Co.	348,836
17,400		PMI Group, Inc.	775,692
66,900	L	Principal Financial Group	3,722,985
74,136		Prudential Financial, Inc.	5,760,367
14,300		Radian Group, Inc.	883,454
4,600		Safety Insurance Group, Inc.	218,730
6,030		Selective Insurance Group	336,896
28,450		WR Berkley Corp.	970,999
8,120	L	Zenith National Insurance Corp.	322,120
			50,291,209
		Internet: 0.5%
6,300	@,L	Checkfree Corp.	312,228
10,800	@	Google, Inc.	4,528,764
9,000	@,L	Infospace, Inc.	204,030
3,500	@	j2 Global Communications, Inc.	109,270
31,475	@	McAfee, Inc.	763,898
19,600	L	United Online, Inc.	235,200
12,200	@,L	Websense, Inc.	250,588
			6,403,978

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP BALANCED PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Iron/Steel: 0.5%
1,500		Carpenter Technology	$173,250
1,600	@	Chaparral Steel Co.	115,232
4,700	L	Cleveland-Cliffs, Inc.	372,663
70,200		Nucor Corp.	3,808,350
6,900		Reliance Steel & Aluminum Co.	572,355
9,100		Steel Dynamics, Inc.	598,234
3,700		Steel Technologies, Inc.	71,928
			5,712,012
		Leisure Time: 0.0%
8,765	@,L	Multimedia Games, Inc.	88,789
2,650	L	Polaris Industries, Inc.	114,745
			203,534
		Lodging: 0.0%
2,300	@,L	Aztar Corp.	119,508
			119,508
		Machinery-Construction & Mining: 0.3%
34,600		Caterpillar, Inc.	2,577,008
6,700		JLG Industries, Inc.	150,750
8,600		Joy Global, Inc.	447,974
			3,175,732
		Machinery-Diversified: 0.2%
9,452	L	Applied Industrial Technologies, Inc.	229,778
9,400	@	Gardner Denver, Inc.	361,900
14,900		Graco, Inc.	685,102
3,489		IDEX Corp.	164,681
10,000	L	Manitowoc Co.	445,000
10,200		Nordson Corp.	501,636
			2,388,097
		Media: 1.4%
141,800		CBS Corp. - Class B	3,835,690
69,500		McGraw-Hill Cos, Inc.	3,490,985
306,500	L	News Corp., Inc.	5,878,670
100		Time Warner, Inc.	1,730
38,995	@	Viacom, Inc. - Class B	1,397,581
105,600		Walt Disney Co.	3,168,000
330		Washington Post	257,403
			18,030,059
		Metal Fabricate/Hardware: 0.1%
3,300	L	AM Castle & Co.	106,425
6,900	L	Kaydon Corp.	257,439
9,350		Precision Castparts Corp.	558,756
2,636	L	Quanex Corp.	113,533
4,600		Valmont Industries, Inc.	213,854
			1,250,007
		Mining: 0.1%
46,000		Alcoa, Inc.	1,488,560
			1,488,560
		Miscellaneous Manufacturing: 2.2%
40,850		3M Co.	3,299,455
8,300		Acuity Brands, Inc.	322,953
5,000		AO Smith Corp.	231,800
6,872		Aptargroup, Inc.	340,920
5,700	@,L	Ceradyne, Inc.	282,093
24,800	@	Cooper Industries Ltd.	$2,304,416
13,400		Crane Co.	557,440
5,900	@,L	EnPro Industries, Inc.	198,240
550,515		General Electric Co.	18,144,974
10,800		Myers Industries, Inc.	185,652
17,000		Roper Industries, Inc.	794,750
10,267		Teleflex, Inc.	554,623
			27,217,316
		Office Furnishings: 0.0%
18,002		Herman Miller, Inc.	463,912
			463,912
		Oil & Gas: 5.9%
190,286		ChevronTexaco Corp.	11,809,149
13,060	L	Cimarex Energy Co.	561,580
154,100		ConocoPhillips	10,098,173
52,200		EOG Resources, Inc.	3,619,548
406,240		ExxonMobil Corp.	24,922,824
18,000		Frontier Oil Corp.	583,200
11,300		Helmerich & Payne, Inc.	680,938
58,300		Marathon Oil Corp.	4,856,390
26,800		Noble Energy, Inc.	1,255,848
56,200	L	Occidental Petroleum Corp.	5,763,310
13,600		Pogo Producing Co.	626,960
6,400	@	Stone Energy Corp.	297,920
34,900		Sunoco, Inc.	2,418,221
7,350	@,L	Swift Energy Co.	315,536
8,100	@	Unit Corp.	460,809
86,100		Valero Energy Corp.	5,727,372
			73,997,778
		Oil & Gas Services: 1.0%
20,000	@,L	Cameron International Corp.	955,400
71,000	L	Halliburton Co.	5,268,910
5,500	@,L	Helix Energy Solutions	221,980
6,500	@	Lone Star Technologies	351,130
2,600	@,L	Maverick Tube Corp.	164,294
58,360	L	Schlumberger Ltd.	3,799,820
4,500	@	Seacor Smit, Inc.	369,450
13,800	L	Tidewater, Inc.	678,960
			11,809,944
		Packaging & Containers: 0.0%
6,800	L	Sonoco Products Co.	215,220
			215,220
		Pharmaceuticals: 2.7%
80,500		Abbott Laboratories	3,510,605
11,900		Alpharma, Inc.	286,076
56,500	L	AmerisourceBergen Corp.	2,368,480
12,400	@	Connetics Corp.	145,824
38,900	@,L	Express Scripts, Inc.	2,790,686
41,300	@	Hospira, Inc.	1,773,422
65,800	@	King Pharmaceuticals, Inc.	1,118,600
254,000		Merck & Co., Inc.	9,253,220
5,800	@	MGI Pharma, Inc.	124,700
9,000	L	Omnicare, Inc.	426,780
383,590		Pfizer, Inc.	9,002,857
10,900	@	Theragenics Corp.	37,169
4,900	@	USANA Health Sciences, Inc.	185,710
71,210		Wyeth	3,162,436
			34,186,565

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP BALANCED PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Pipelines: 0.1%
21,250	L	Questar Corp.	$1,710,413
			1,710,413
		Real Estate Investment Trusts: 0.1%
7,450		Developers Diversified Realty Corp.	388,741
1,680		Essex Property Trust, Inc.	187,589
2,100		Kilroy Realty Corp.	151,725
4,900	L	Macerich Co.	343,980
9,600		New Century Financial Corp.	439,200
			1,511,235
		Retail: 6.0%
14,200	@,L	99 Cents Only Stores	148,532
5,150		Abercrombie & Fitch Co.	285,465
6,850		Advance Auto Parts	197,965
15,300	@,L	Aeropostale, Inc.	442,017
21,670		American Eagle Outfitters	737,647
14,200	@	AnnTaylor Stores Corp.	615,996
12,090		Barnes & Noble, Inc.	441,285
72,725		Best Buy Co., Inc.	3,988,239
16,100		Brinker International, Inc.	584,430
7,550		Brown Shoe Co., Inc.	257,304
11,300	@,L	Chico’s FAS, Inc.	304,874
1,577	@	Childrens Place	94,699
9,300		Christopher & Banks Corp.	269,700
36,500		Circuit City Stores, Inc.	993,530
20,860		Claire’s Stores, Inc.	532,139
86,400		Costco Wholesale Corp.	4,936,032
33,100		Darden Restaurants, Inc.	1,304,140
21,400	@,L	Dollar Tree Stores, Inc.	567,100
10,900	@,L	Dress Barn, Inc.	276,315
9,600		Foot Locker, Inc.	235,104
6,900	@	Genesco, Inc.	233,703
4,900	L	Group 1 Automotive, Inc.	276,066
101,810		Home Depot, Inc.	3,643,780
4,900	L	IHOP Corp.	235,592
7,900	@	Jack in the Box, Inc.	309,680
50,150		JC Penney Co., Inc.	3,385,627
5,300	L	Landry’s Restaurants, Inc.	171,985
92,000		Limited Brands	2,354,280
39,400		Lowe’s Cos., Inc.	2,390,398
167,100		McDonald’s Corp.	5,614,560
3,700	L	Men’s Wearhouse, Inc.	112,110
7,840		Michaels Stores, Inc.	323,322
58,100	L	Nordstrom, Inc.	2,120,650
19,700	@	O’Reilly Automotive, Inc.	614,443
74,400	@,L	Office Depot, Inc.	2,827,200
2,180	@,L	Panera Bread Co.	146,583
6,734	@,L	Papa John’s International, Inc.	223,569
16,875	@,L	Payless Shoesource, Inc.	458,494
23,800		Ross Stores, Inc.	667,590
21,000	@,L	Sears Holding Corp.	3,251,640
12,307	@,L	Select Comfort Corp.	282,692
5,760	@,L	Sonic Corp.	119,750
152,600		Staples, Inc.	3,711,232
121,500	@,L	Starbucks Corp.	4,587,840
43,300		Target Corp.	2,116,071
7,310	@,L	Too, Inc.	280,631
2,200	@	Tractor Supply Co.	121,594
132,545		Wal-Mart Stores, Inc.	6,384,693
142,100		Walgreen Co.	6,371,764
28,000	L	Wendy’s International, Inc.	$1,632,120
6,700	L	Williams-Sonoma, Inc.	228,135
61,200		Yum! Brands, Inc.	3,076,524
			75,486,831
		Savings & Loans: 0.1%
8,698		Bankunited Financial Corp.	265,463
33,600	L	First Niagara Financial Group, Inc.	471,072
4,700	@,L	FirstFed Financial Corp.	271,049
23,100		Washington Federal, Inc.	535,689
			1,543,273
		Semiconductors: 1.7%
125,400	@	Advanced Micro Devices, Inc.	3,062,268
5,700	@	Diodes, Inc.	236,208
12,000	@	Exar Corp.	159,240
105,200	@,L	Freescale Semiconductor, Inc.	3,092,880
312,750		Intel Corp.	5,926,613
22,700	@,L	Lam Research Corp.	1,058,274
96,700	@	LSI Logic Corp.	865,465
27,900	@	MEMC Electronic Materials, Inc.	1,046,250
15,210	@,L	Microchip Technology, Inc.	510,296
181,700	L	Micron Technology, Inc.	2,736,402
5,000	@	Microsemi Corp.	121,900
91,200		National Semiconductor Corp.	2,175,120
9,000	@	Pericom Semiconductor Corp.	74,700
3,870	@,L	Varian Semiconductor Equipment Associates, Inc.	126,201
			21,191,817
		Software: 1.8%
5,216	@,L	Advent Software, Inc.	188,141
8,400	@	Altiris, Inc.	151,536
7,800	@	Ansys, Inc.	372,996
60,200	@	Autodesk, Inc.	2,074,492
61,200	@,L	BMC Software, Inc.	1,462,680
4,760	@,L	Cerner Corp.	176,644
100,350	@,L	Compuware Corp.	672,345
16,200	@	CSG Systems International	400,788
4,729	@	D&B Corp.	329,517
10,660		Global Payments, Inc.	517,543
12,472	@	Hyperion Solutions Corp.	344,227
469,375	L	Microsoft Corp.	10,936,438
19,000		MoneyGram International, Inc.	645,050
7,400	@,L	MRO Software, Inc.	148,518
199,000	@	Oracle Corp.	2,883,510
8,900	@	Phoenix Technologies Ltd.	42,809
5,973	@	SPSS, Inc.	191,972
25,100	@,L	Sybase, Inc.	486,940
11,500	@	Transaction Systems Architects, Inc.	479,435
			22,505,581
		Telecommunications: 3.5%
249,900	L	AT&T, Inc.	6,969,711
278,830		BellSouth Corp.	10,093,646
605,860	@	Cisco Systems, Inc.	11,832,446
2,925	L	Commonwealth Telephone Enterprises, Inc.	96,993
11,400	@	Ditech Communications Corp.	99,408

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP BALANCED PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Telecommunications (continued)
58,700	@	Embarq Corp.	$2,406,113
23,383	L	Harris Corp.	970,628
336,850		Motorola, Inc.	6,787,528
89,500		Qualcomm, Inc.	3,586,265
4,375		Telephone & Data Systems, Inc.	181,125
4,500	@	Tollgrade Communications, Inc.	43,650
			43,067,513
		Toys/Games/Hobbies: 0.0%
8,800	@,L	Jakks Pacific, Inc.	176,792
4,500	@	Lenox Group, Inc.	31,905
			208,697
		Transportation: 1.0%
5,500	L	Arkansas Best Corp.	276,155
12,350		CH Robinson Worldwide, Inc.	658,255
6,400	@	EGL, Inc.	321,280
14,800	L	Expeditors International Washington, Inc.	828,948
14,033		Heartland Express, Inc.	251,050
3,600	@	Kirby Corp.	142,200
3,927		Landstar System, Inc.	185,472
82,575		Norfolk Southern Corp.	4,394,633
8,405		Overseas Shipholding Group	497,156
59,000		United Parcel Service, Inc.	4,857,470
			12,412,619
		Total Common Stock (Cost $726,583,205)	758,350,436

PREFERRED STOCK: 0.6%
		Banks: 0.2%
189	C	DG Funding Trust	1,995,130
			1,995,130
		Diversified Financial Services: 0.1%
53,175	C	Merrill Lynch & Co., Inc.	1,317,145
15,775	C	National Rural Utilities Cooperative Finance Corp.	344,211
			1,661,356
		Insurance: 0.2%
48,903	@@,C	Aegon NV	1,146,286
18,271	@@,C	Aegon NV	461,343
51,650	C	Metlife, Inc.	1,272,140
			2,879,769
		Real Estate Investment Trusts: 0.1%
43,041	C	Duke Realty Corp.	1,056,657
			1,056,657
		Total Preferred Stock (Cost $7,840,176)	7,592,912

WARRANTS: 0.0%
		Aerospace/Defense: 0.0%
2,978		Timco Aviation Services, 0.000%, due 12/31/07	—
		Total Warrants (Cost $0)	—

Principal Amount			Value
CONVERTIBLE BONDS: 0.1%
		Biotechnology: 0.1%
$215,000	C	Millennium Pharmaceuticals, Inc., 5.500%, due 01/15/07	$215,000
			215,000
		Healthcare-Products: 0.0%
50,000	C	St Jude Medical, Inc., 2.800%, due 12/15/35	49,500
			49,500
		Retail: 0.0%
40,000		Rite Aid Corp., 4.750%, due 12/01/06	39,850
			39,850
		Software: 0.0%
130,000	C	BEA Systems, Inc., 4.000%, due 12/15/06	129,188
			129,188
		Total Convertible Bonds (Cost $434,944)	433,538

CORPORATE BONDS/NOTES: 9.1%
		Airlines: 0.0%
184,956	C	Continental Airlines, Inc., 8.312%, due 04/02/11	175,423
212,297	L	United Airlines, Inc., 6.602%, due 09/01/13	213,185
			388,608
		Banks: 2.3%
1,475,000		American Express Centurion Bank, 5.460%, due 07/19/07	1,477,128
1,100,000	@@,C,L	Australia & New Zealand Banking Group Ltd., 5.400%, due 10/29/49	960,731
289,000	@@,#,C	Banco do Brasil Cayman, 7.950%, due 12/31/49	267,325
647,069	@@,#	Banco Itau SA/Cayman Islands, 5.356%, due 09/20/08	644,481
703,000	@@	Banco Santander Chile SA, 7.375%, due 07/18/12	752,810
400,000	@@,C	Bank of Ireland, 5.674%, due 12/29/49	353,860
440,000	@@,C	Bank of Nova Scotia, 5.125%, due 08/21/85	375,225
210,000	@@	Bank of Scotland, 4.813%, due 11/30/49	182,700
66,000	C	BankAmerica Capital II, 8.000%, due 12/15/26	69,130
270,000	@@,C	Barclays Bank PLC, 5.798%, due 12/31/49	241,631
1,682,000	@@,C	Barclays Bank PLC, 6.278%, due 12/15/49	1,468,420
770,000	@@,C	BNP Paribas, 5.185%, due 09/29/49	669,623
350,000	C	Chase Capital I, 7.670%, due 12/01/26	365,153

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP BALANCED PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Banks (continued)
$716,000	@@,#,C	Chuo Mitsui Trust & Banking Co., Ltd., 5.506%, due 04/15/49	$654,050
377,000	@@,#,C	Danske Bank A/S, 5.914%, due 12/29/49	363,987
570,000	@@,C	Den Norske Bank ASA, 5.125%, due 08/29/49	478,800
80,000	@@,C	Den Norske Creditbank, 5.500%, due 11/29/49	72,025
623,000	#,C	Dresdner Funding Trust I, 8.151%, due 06/30/31	696,348
356,000	#,C	First Chicago NBD Institutional Capital A, 7.950%, due 12/01/26	371,657
1,000	C	Fleet Capital Trust II, 7.920%, due 12/11/26	1,047
1,468,000	@@,#,C	HBOS PLC, 5.375%, due 11/29/49	1,392,372
1,160,000	@@,C	HSBC Bank PLC, 5.663%, due 06/29/49	983,100
920,000	@@,L	HSBC Bank PLC, 5.875%, due 06/29/49	786,600
910,000	@@,C	Lloyds TSB Bank PLC, 5.080%, due 08/29/49	791,872
80,000	@@,C	Lloyds TSB Bank PLC, 5.438%, due 11/29/49	71,139
23,000	C	M&I Capital Trust A, 7.650%, due 12/01/26	23,966
648,000	C	Mellon Capital I, 7.720%, due 12/01/26	676,876
545,000	@@,C	Mizuho Financial Group Cayman Ltd., 8.375%, due 12/31/49	571,555
430,000	@@,C	National Australia Bank Ltd., 5.400%, due 10/29/49	374,499
120,000	@@,C	National Westminster Bank PLC, 5.375%, due 11/29/49	102,313
708,000	#,C	Rabobank Capital Funding II, 5.260%, due 12/29/49	665,297
342,000	#,C	Rabobank Capital Funding Trust, 5.254%, due 12/31/49	313,907
596,000	C	RBS Capital Trust I, 5.512%, due 09/30/49	556,540
741,000	@@,#,C	Resona Bank Ltd., 5.850%, due 09/29/49	690,656
1,750,000	@@,L,C	Royal Bank of Scotland Group PLC, 5.750%, due 12/29/49	1,523,751
420,000	@@,C	Societe Generale, 5.395%, due 11/29/49	364,188
1,980,000	@@,L,C	Standard Chartered PLC, 5.550%, due 11/29/49	1,668,150
1,240,000	@@,L,C	Standard Chartered PLC, 5.688%, due 07/29/49	1,029,200
200,000	@@,C	Standard Chartered PLC, 5.730%, due 01/29/49	166,000
769,000	@@,C	Sumitomo Mitsui Banking Corp., 8.150%, due 08/01/49	796,736
770,000		Suntrust Bank, 5.304%, due 09/14/07	769,938
$1,548,000	C	Wachovia Capital Trust III, 5.800%, due 12/31/49	$1,503,699
470,000	@@,C	Westpac Banking Corp., 5.275%, due 09/30/49	403,681
415,000	@@,#,C	Westpac Capital Trust IV, 5.256%, due 12/29/49	386,218
1,366,000	@@,#,C	Woori Bank, 6.125%, due 05/03/16	1,349,519
			28,427,903
		Beverages: 0.1%
691,000	@@	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	764,419
443,000	@@	Diageo Capital PLC, 5.590%, due 04/20/07	443,425
			1,207,844
		Chemicals: 0.2%
260,000		Stauffer Chemical, 6.020%, due 04/15/10	208,299
450,000		Stauffer Chemical, 6.360%, due 04/15/18	217,395
570,000		Stauffer Chemical, 8.620%, due 04/15/17	293,225
1,394,000		Union Carbide Corp., 7.750%, due 10/01/96	1,397,308
			2,116,227
		Commercial Services: 0.1%
1,700,000	C	Tulane University of Louisiana, 5.970%, due 11/15/12	1,708,500
			1,708,500
		Diversified Financial Services: 2.7%
218,000	@@,#,I	Alpine III, 5.720%, due 08/16/14	218,484
218,000	@@,#,I	Alpine III, 6.120%, due 08/16/14	218,630
328,000	@@,#,I	Alpine III, 7.920%, due 08/16/14	329,797
560,000	@@,#,I	Alpine III, 11.170%, due 08/16/14	575,035
169,000	#,C	Army Hawaii Family Housing Trust Certificates, 5.524%, due 06/15/50	156,026
125,000	#,C	Army Hawaii Family Housing Trust Certificates, 5.624%, due 06/15/50	115,679
1,252,125	#	Astoria Depositor Corp., 7.902%, due 05/01/21	1,279,891
2,289,000	#	Astoria Depositor Corp., 8.144%, due 05/01/21	2,400,944
927,907	@@,#	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due 06/15/11	916,309
1,125,000	@@,#,C	BTM Curacao Holdings NV, 4.760%, due 07/21/15	1,080,848
643,000	C	Citigroup Capital II, 7.750%, due 12/01/36	667,988
1,131,000	#,C	Corestates Capital Trust I, 8.000%, due 12/15/26	1,182,217
439,000	@@	Corp. Andina de Fomento CAF, 5.125%, due 05/05/15	410,383
1,480,000		Countrywide Financial Corp., 5.566%, due 12/19/07	1,481,561

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP BALANCED PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Diversified Financial Services (continued)
$1,480,000		Countrywide Financial Corp., 5.670%, due 04/11/07	$1,481,555
1,529,000	#	Farmer Mac Guaranteed Notes Trust 2006-1, 4.875%, due 01/14/11	1,487,807
480,000	@@,C	Financiere CSFB NV, 5.625%, due 03/29/49	409,200
694,000	C	Fund American Cos., Inc., 5.875%, due 05/15/13	666,813
337,000		GMAC Mortgage Corp. Loan Trust, 8.000%, due 11/01/31	862,462
658,000	#,C	HVB Funding Trust III, 9.000%, due 10/22/31	797,191
515,000	C	JPM Capital Trust I, 7.540%, due 01/15/27	535,275
569,000	C	JPM Capital Trust II, 7.950%, due 02/01/27	596,647
1,310,000	#,C	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	1,253,063
749,000	@@,#	Mantis Reef Ltd., 4.799%, due 11/03/09	719,683
2,240,000		Merrill Lynch & Co., Inc., 5.238%, due 08/24/07	2,240,437
485,000	@@,C	Paribas, 5.563%, due 12/31/49	427,676
308,444	@@,C	Petroleum Export Ltd., 4.623%, due 06/15/10	301,794
447,549	@@,#,C	Petroleum Export Ltd./ Cayman SPV, 5.265%, due 06/15/11	434,263
1,208,457	@@,#,C	PF Export Receivables Master Trust, 6.436%, due 06/01/15	1,209,007
1,842,678	#	Piper Jaffray Equipment Trust Securities, 7.000%, due 09/10/13	1,824,252
361,000	#,C	Southern Star Central Corp., 6.750%, due 03/01/16	348,365
600,000,000	@@	Takefuji Corp., 1.000%, due 03/01/34	2,648,724
4,397,577	#	Toll Road Investment, 18.600%, due 02/15/45	530,559
430,000	#,C	Twin Reefs Pass-Through Trust, 6.345%, due 12/10/49	430,019
807,000	@@,C	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	851,192
446,000	#,C	Wachovia Capital Trust V, 7.965%, due 06/01/27	469,509
1,563,000	#,C	ZFS Finance USA Trust I, 6.150%, due 12/15/65	1,498,889
1,799,000	@@,#,C	ZFS Finance USA Trust I, 6.450%, due 12/15/65	1,648,841
			34,707,015
		Electric: 0.9%
943,110	C	CE Generation, LLC, 7.416%, due 12/15/18	967,379
1,476,000	@@,L	Empresa Nacional de Electricidad SA, 8.625%, due 08/01/15	1,627,733
$685,000	C	Entergy Gulf States, Inc., 5.120%, due 08/01/10	$657,906
907,000	C	FirstEnergy Corp., 6.450%, due 11/15/11	923,928
1,071,000	C	FirstEnergy Corp., 7.375%, due 11/15/31	1,152,436
677,250	#,C	Juniper Generation, 6.790%, due 12/31/14	644,814
565,000	@@,+	Korea Electric Power Corp., 0.610%, due 04/01/96	327,700
558,000	#,C	Nevada Power Co., 5.950%, due 03/15/16	531,660
736,000	C	NorthWestern Corp., 5.875%, due 11/01/14	724,752
601,000	C	Potomac Edison Co., 5.000%, due 11/01/06	601,659
321,000	#	Power Contract Financing LLC, 6.256%, due 02/01/10	321,170
146,425		PPL Montana, LLC, 8.903%, due 07/02/20	160,528
1,133,000	#,C	Sierra Pacific Power Co., 6.000%, due 05/15/16	1,082,856
194,000	C	Sierra Pacific Power Co., 6.250%, due 04/15/12	191,637
1,015,000	C	Southern Co. CAP Trust I, 8.190%, due 02/01/37	1,065,542
			10,981,700
		Energy-Alternate Sources: 0.1%
860,919		Salton SEA Funding, 7.840%, due 05/30/10	886,829
			886,829
		Food: 0.0%
221,000	C	Delhaize America, Inc., 8.050%, due 04/15/27	216,654
282,000	C	Delhaize America, Inc., 8.125%, due 04/15/11	297,985
			514,639
		Foreign Government Bonds: 0.2%
3,000,000	@@	Kaup Bank, 6.600%, due 12/28/15	2,778,600
			2,778,600
		Gas: 0.1%
993,000	#,C	Southern Star Central Gas Pipeline, Inc., 6.000%, due 06/01/16	969,416
			969,416
		Home Builders: 0.1%
878,000		D.R. Horton, Inc., 5.625%, due 09/15/14	805,902
350,000	C	K Hovnanian Enterprises, Inc., 6.250%, due 01/15/16	305,375
344,000	#,L,C	Technical Olympic USA, Inc., 8.250%, due 04/01/11	322,500
			1,433,777
		Insurance: 0.3%
1,355,000	@@,L, C	Aegon NV, 5.798%, due 12/31/49	1,135,236
842,000	L	AON Capital Trust, 8.205%, due 01/01/27	910,664

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP BALANCED PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Insurance (continued)
$368,000	#,C	North Front Pass - Thru, 5.810%, due 12/15/24	$350,445
1,189,000	#,C	Zurich Capital Trust I, 8.376%, due 06/01/37	1,257,192
			3,653,537
		Leisure Time: 0.2%
1,387,000	@@	Royal Caribbean Cruises, 7.000%, due 06/15/13	1,381,352
1,028,000	@@	Royal Caribbean Cruises, 7.250%, due 06/15/16	1,023,132
			2,404,484
		Media: 0.2%
527,000	L, C	Comcast Corp., 5.650%, due 06/15/35	448,728
466,000	#,C	Viacom, Inc., 5.750%, due 04/30/11	458,188
1,150,000	#,C	Viacom, Inc., 6.250%, due 04/30/16	1,118,374
			2,025,290
		Mining: 0.1%
689,000	C	Southern Copper Corp., 7.500%, due 07/27/35	661,254
955,000	@@	Vale Overseas Ltd., 8.250%, due 01/17/34	1,034,981
			1,696,235
		Oil & Gas: 0.3%
729,000	C	Amerada Hess Corp., 7.300%, due 08/15/31	774,811
459,000	@@,#	Empresa Nacional de Petroleo ENAP, 4.875%, due 03/15/14	420,380
331,000	@@,#	Empresa Nacional de Petroleo ENAP, 6.750%, due 11/15/12	342,166
359,000	@@,#,C	Pemex Project Funding Master Trust, 6.625%, due 06/15/35	325,344
519,000	C,L	Pemex Project Funding Master Trust, 6.625%, due 06/15/35	470,344
1,003,000	@@,#	Pemex Project Funding Master Trust, 6.629%, due 06/15/10	1,026,571
817,000	@@,#,C	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.298%, due 09/30/20	763,134
			4,122,750
		Pharmaceuticals: 0.1%
718,000	C	AmerisourceBergen Corp., 5.625%, due 09/15/12	689,280
192,000	#,C	AmerisourceBergen Corp., 5.875%, due 09/15/15	181,920
			871,200
		Pipelines: 0.3%
2,075,000	#,C,I	Cameron Highway Oil Pipeline, 5.860%, due 12/15/17	1,969,175
$710,000	C	Kinder Morgan Finance Co. ULC, 5.350%, due 01/05/11	$654,786
345,000	#,C	Northwest Pipeline Corp., 7.000%, due 06/15/16	344,569
460,000	#,C	Transcontinental Gas Pipe Line Corp., 6.400%, due 04/15/16	442,750
346,000	#,C	Williams Partners LP/Williams Partners Finance Corp., 7.500%, due 06/15/11	348,595
			3,759,875
		Real Estate: 0.0%
618,000	C	EOP Operating LP, 7.750%, due 11/15/07	633,499
			633,499
		Real Estate Investment Trusts: 0.2%
148,000	C	Liberty Property LP, 6.375%, due 08/15/12	150,796
606,000	C	Liberty Property LP, 7.750%, due 04/15/09	633,406
535,000	C	Simon Property Group LP, 4.875%, due 03/18/10	516,438
818,000	C	Simon Property Group LP, 6.375%, due 11/15/07	821,669
			2,122,309
		Retail: 0.1%
698,000	C	May Department Stores Co., 3.950%, due 07/15/07	684,522
			684,522
		Savings & Loans: 0.0%
465,000	C	Great Western Financial, 8.206%, due 02/01/27	488,755
			488,755
		Telecommunications: 0.4%
641,000	C	AT&T Corp., 8.000%, due 11/15/31	738,088
1,279,000	@@,C	Telefonica Emisones SAU, 6.421%, due 06/20/16	1,278,669
931,000	@@,C,L	Telefonica Emisones SAU, 7.045%, due 06/20/36	933,386
1,808,000	C,L	Verizon Global Funding Corp., 5.850%, due 09/15/35	1,577,941
			4,528,084
		Transportation: 0.1%
1,158,000	C	BNSF Funding Trust I, 6.613%, due 12/15/55	1,090,772
			1,090,772
		Total Corporate Bonds/Notes (Cost $117,366,375)	114,202,370

U.S. GOVERNMENT AGENCY OBLIGATIONS: 9.2%
		Federal Home Loan Bank: 0.7%
3,420,000		4.750%, due 08/17/07	3,392,476
1,770,000	C	5.100%, due 03/06/08	1,759,192

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP BALANCED PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Federal Home Loan Bank (continued)
$1,704,000	L	5.375%, due 07/18/11	$1,697,426
1,786,000		5.625%, due 06/13/16	1,767,324
			8,616,418
		Federal Home Loan Mortgage Corporation: 3.9%
1,894,000		4.000%, due 08/17/07	1,863,448
213,832	C	4.500%, due 12/15/16	208,249
2,072,000	C,S	4.500%, due 02/15/20	1,863,615
3,622,000	L	4.875%, due 02/17/09	3,576,522
2,358,308	C,S	5.000%, due 08/15/16	2,287,233
948,000	C	5.000%, due 05/15/20	890,911
2,543,428	C,S	5.000%, due 08/15/21	2,489,346
2,410,000	C,S	5.000%, due 04/15/23	2,249,162
388,625		5.042%, due 04/01/35	374,466
1,813,000		5.125%, due 04/18/08	1,802,686
26,000	C	5.150%, due 01/24/11	25,535
1,393,677	S	5.220%, due 06/01/35	1,341,841
2,184,000		5.250%, due 04/18/16	2,140,434
3,598,000	C	5.500%, due 04/24/09	3,583,032
2,168,068	C,S	5.500%, due 11/15/18	2,156,005
4,173,553	C,S	5.500%, due 08/15/20	3,864,700
378		5.500%, due 05/01/23	368
1,820,000	W	5.500%, due 07/15/34	1,748,338
2,535,000	C	5.750%, due 05/11/11	2,525,466
1,506,000	S	5.750%, due 06/27/16	1,508,852
1,428,000		5.875%, due 03/21/11	1,440,868
8,358,987	C,S	6.000%, due 01/15/29	8,353,298
57,000	W	6.000%, due 07/15/34	56,127
1,464,000	W	6.000%, due 08/15/34	1,440,210
350,381		6.500%, due 11/01/28	354,283
73,770		6.500%, due 12/01/31	74,511
717,000	W	6.500%, due 08/15/34	720,137
			48,939,643
		Federal National Mortgage Association: 4.3%
3,814,000		3.875%, due 07/15/08	3,700,259
1,137,000	L	4.250%, due 09/15/07	1,120,731
676,000	W	4.500%, due 07/15/19	639,031
137,000	W	4.500%, due 07/15/35	124,156
835,302		4.605%, due 08/01/35	807,353
1,803,000		4.750%, due 08/10/07	1,788,652
1,758,839	S	4.750%, due 12/25/42	1,741,196
2,183,677	S	4.802%, due 08/01/35	2,109,940
749,000	W	5.000%, due 08/15/19	720,913
781,000	W	5.000%, due 07/18/21	752,201
1,532,311	S	5.000%, due 02/25/29	1,494,719
4,628,000	W	5.000%, due 08/15/34	4,324,288
3,615,000		5.250%, due 08/01/12	3,536,612
415,000	W	5.500%, due 07/15/19	407,348
1,591,518	S	5.500%, due 11/01/32	1,536,059
8,350,907	S	5.500%, due 11/01/33	8,059,314
2,141,000	W	5.500%, due 08/13/34	2,055,360
111,912		6.000%, due 06/01/16	112,353
519,402		6.000%, due 07/01/16	521,448
194,488		6.000%, due 08/01/16	195,254
127,014		6.000%, due 10/01/16	127,514
549,909		6.000%, due 03/01/17	552,183
256,411		6.000%, due 04/01/17	257,472
350,133		6.000%, due 06/01/17	351,580
74,769		6.000%, due 09/01/17	75,078
$81,529		6.000%, due 10/01/17	$81,866
348,823		6.000%, due 11/01/17	350,197
388,781		6.000%, due 12/01/17	390,389
320,681		6.000%, due 12/01/18	322,048
720,000	W	6.000%, due 08/15/20	722,025
4,523,642	S	6.000%, due 07/25/29	4,527,384
2,474,854	S	6.000%, due 04/25/31	2,487,979
1,017,000	W	6.000%, due 07/15/34	1,001,109
2,674,421	S	6.500%, due 04/01/30	2,702,478
893,000	W	6.500%, due 07/15/33	897,744
129,659		7.000%, due 06/01/29	132,982
830		7.000%, due 08/01/29	851
7,005		7.000%, due 10/01/29	7,184
196,438		7.000%, due 11/01/29	201,453
101,432		7.000%, due 01/01/30	104,022
167,759		7.000%, due 03/01/30	172,043
92,481		7.000%, due 01/01/31	94,833
1,375,030	S	7.000%, due 06/01/31	1,410,176
237,241		7.000%, due 08/01/31	243,153
12,305		7.000%, due 10/01/31	12,611
55,558		7.000%, due 01/01/32	56,943
9,155		7.000%, due 04/01/32	9,382
18,268		7.000%, due 05/01/32	18,720
54,973		7.000%, due 07/01/32	56,335
4,289	I	7.125%, due 07/01/27	4,365
28,336	I	7.180%, due 07/01/27	28,999
16,832		7.500%, due 11/01/29	17,456
170,982		7.500%, due 10/01/30	177,195
112,386		7.500%, due 11/01/30	116,469
837,223	C	7.500%, due 01/25/48	861,161
			54,320,566
		Government National Mortgage Association: 0.3%
163,799		4.375%, due 04/20/28	164,034
42,277		5.125%, due 12/20/29	42,007
184,616		6.500%, due 10/15/31	187,233
537,867		7.000%, due 09/15/24	554,907
938,358		7.000%, due 10/15/24	968,164
163,690		7.000%, due 11/15/24	168,870
1,482,556	S	7.500%, due 12/15/23	1,549,375
			3,634,590
		Total U.S. Government Agency Obligations (Cost $118,353,533)	115,511,217

U.S. TREASURY OBLIGATIONS: 3.0%
		U.S. Treasury Inflation-Indexed Bond: 0.7%
3,600,000	L	2.000%, due 01/15/16	3,491,362
5,493,000		2.375%, due 04/15/11	5,556,130
			9,047,492
		U.S. Treasury Bond: 1.6%
205,000	L	4.750%, due 03/31/11	201,981
9,098,000	L	5.125%, due 05/15/16	9,090,185
3,592,000	L	5.375%, due 02/15/31	3,655,144
3,277,000	L	6.000%, due 02/15/26	3,550,682
3,212,000	L	6.250%, due 08/15/23	3,543,491
			20,041,483

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP BALANCED PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		U.S. Treasury Note: 0.7%
$676,000	L	4.875%, due 04/30/08	$672,541
1,821,000	L	4.875%, due 05/15/09	1,809,193
2,831,000		5.125%, due 06/30/08	2,830,117
3,376,000		5.125%, due 06/30/11	3,381,013
43,000		5.310%, due 05/15/16	25,787
			8,718,651
		Total U.S. Treasury Obligations (Cost $38,321,517)	37,807,626

ASSET-BACKED SECURITIES: 1.7%

		Automobile Asset-Backed Securities: 0.3%
34,224	C	Capital Auto Receivables Asset Trust, 2.750%, due 04/16/07	34,154
721,000	C	Capital Auto Receivables Asset Trust, 5.030%, due 10/15/09	714,768
420,000	C	Capital One Prime Auto Receivables Trust, 5.010%, due 11/15/11	413,821
11,000	C	Carmax Auto Owner Trust, 4.210%, due 01/15/10	10,815
1,838	C	Honda Auto Receivables Owner Trust, 2.790%, due 03/16/09	1,807
5,000	C	Honda Auto Receivables Owner Trust, 3.820%, due 05/21/10	4,840
30,944	C	Household Automotive Trust, 2.310%, due 04/17/08	30,922
1,110,770	S,C	Nissan Auto Receivables Owner Trust, 2.050%, due 03/16/09	1,089,121
893,594	C	Nissan Auto Receivables Owner Trust, 2.610%, due 07/15/08	882,473
9,000	C	Nissan Auto Receivables Owner Trust, 4.190%, due 07/15/09	8,849
252,000	C	Nissan Auto Receivables Owner Trust, 4.740%, due 09/15/09	248,964
23,003	C	USAA Auto Owner Trust, 2.040%, due 02/16/10	22,830
253,000	C	USAA Auto Owner Trust, 5.010%, due 09/15/10	251,002
			3,714,366
		Credit Card Asset-Backed Securities: 0.3%
12,000	C	Bank One Issuance Trust, 4.540%, due 09/15/10	11,786
11,000	C	Capital One Master Trust, 4.900%, due 03/15/10	10,944
285,000	C	Citibank Credit Card Issuance Trust, 3.100%, due 03/10/10	273,836
$1,222,000	C,S	Citibank Credit Card Issuance Trust, 4.850%, due 02/10/11	$1,201,109
3,000	C	Citibank Credit Card Master Trust I, 5.875%, due 03/10/11	3,025
414,000	C	Citibank Credit Card Master Trust I, 6.050%, due 01/15/10	417,706
1,683,000	C,S	MBNA Credit Card Master Note Trust, 4.900%, due 07/15/11	1,659,708
12,000	C	MBNA Credit Card Master Note Trust, 4.950%, due 06/15/09	11,983
3,000	C	MBNA Master Credit Card Trust USA, 5.900%, due 08/15/11	3,033
			3,593,130
		Home Equity Asset-Backed Securities: 0.6%
1,277,916	C	Bayview Financial Acquisition Trust, 5.841%, due 09/28/43	1,279,314
64,881	C	GMAC Mortgage Corp. Loan Trust, 5.553%, due 12/25/20	64,932
4,707,000	C,S	GSAA Trust, 5.242%, due 06/25/34	4,619,066
308,224	C	Merrill Lynch Mortgage Investors, Inc., 5.683%, due 07/25/34	309,095
1,000	+,C	Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	986
796,000	+,C	Renaissance Home Equity Loan Trust, 5.608%, due 05/25/36	790,138
			7,063,531
		Other Asset-Backed Securities: 0.5%
220,960	C	Amortizing Residential Collateral Trust, 5.823%, due 05/25/32	221,409
79,000	C	Caterpillar Financial Asset Trust, 5.590%, due 02/25/09	78,997
363	C	Chase Funding Mortgage Loan, 2.734%, due 09/25/24	361
5,000	C	Chase Funding Mortgage Loan, 4.045%, due 05/25/33	4,904
205,972	C	Chase Funding Mortgage Loan, 5.623%, due 07/25/33	206,607
4,000	C	Countrywide Asset-Backed Certificates, 4.493%, due 02/25/36	3,931
1,583,000	+,C,S	Credit-Based Asset Servicing and Securitization, 5.501%, due 12/25/36	1,570,548
748,000	C	Equity One ABS, Inc., 5.050%, due 09/25/33	731,424

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP BALANCED PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Other Asset-Backed Securities (continued)
$365,452	C	Fannie Mae Grantor Trust, 5.463%, due 04/25/35	$366,070
719,000	+,C,S	Merrill Lynch Mortgage Investors, Inc., 5.609%, due 03/25/37	714,248
8,000	C	Popular ABS Mortgage Pass-Through Trust, 3.735%, due 12/25/34	7,939
8,000	C	Popular ABS Mortgage Pass-Through Trust, 4.000%, due 12/25/34	7,849
3,000	C	Popular ABS Mortgage Pass-Through Trust, 4.596%, due 11/25/35	2,954
164,552	C	Residential Asset Mortgage Products, Inc., 5.633%, due 06/25/33	164,873
2,292,987	+,S	Structured Asset Securities Corp., 6.000%, due 03/25/34	2,286,426
			6,368,540
		Total Asset-Backed Securities (Cost $21,032,518)	20,739,567

COLLATERALIZED MORTGAGE OBLIGATIONS: 5.4%

		Commercial Mortgage-Backed Securities: 1.8%
60,000	C	Banc of America Commercial Mortgage, Inc., 4.429%, due 11/10/39	56,328
10,000	C	Banc of America Commercial Mortgage, Inc., 4.502%, due 07/10/42	9,450
10,000	C	Banc of America Commercial Mortgage, Inc., 4.772%, due 07/11/43	9,760
10,000	C	Banc of America Commercial Mortgage, Inc., 4.877%, due 11/10/42	9,737
10,000	C	Banc of America Commercial Mortgage, Inc., 4.891%, due 07/10/45	9,531
160,000	C	Banc of America Commercial Mortgage, Inc., 6.186%, due 06/11/35	162,993
7,000	C	Bear Stearns Commercial Mortgage Securities, 3.880%, due 08/13/39	6,689
1,000	C	Bear Stearns Commercial Mortgage Securities, 4.030%, due 02/13/46	948
1,427,000	C,S	Bear Stearns Commercial Mortgage Securities, 4.170%, due 01/12/41	1,377,820
1,000	C	Capco America Securitization Corp., 6.460%, due 10/15/30	1,018
2,060,000	C,S	Chase Manhattan Bank-First Union National Bank, 7.439%, due 08/15/31	2,153,442
380,000	C	Citigroup Commercial Mortgage Trust, 5.721%, due 03/15/49	381,271
$15,000	C	Commercial Mortgage Pass Through Certificates, 3.600%, due 03/10/39	$14,302
370,000	C	Credit Suisse Mortgage Capital Certificates, 4.991%, due 06/15/38	362,600
1,167,597	C,S	CS First Boston Mortgage Securities Corp., 3.727%, due 03/15/35	1,109,880
32,000	C	CS First Boston Mortgage Securities Corp., 3.861%, due 03/15/36	30,998
10,000	C	CS First Boston Mortgage Securities Corp., 4.321%, due 01/15/37	9,420
10,000	C	CS First Boston Mortgage Securities Corp., 4.801%, due 03/15/36	9,444
8,000	C	CS First Boston Mortgage Securities Corp., 7.544%, due 04/15/62	8,552
41,000	C	DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	41,447
115,000	C	DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	119,433
1,500,000	C,S	First Union National Bank Commercial Mortgage, 6.663%, due 01/12/43	1,552,339
1,045,495	C	GE Capital Commercial Mortgage Corp., 3.752%, due 07/10/39	1,015,637
1,000	C	GE Capital Commercial Mortgage Corp., 4.865%, due 07/10/39	960
489,307	C	GE Capital Commercial Mortgage Corp., 5.560%, due 06/10/38	488,441
300,000	C	Greenwich Capital Commercial Funding Corp., 6.032%, due 11/10/11	302,156
15,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.223%, due 01/15/42	14,319
1,000,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.262%, due 08/12/40	969,018
528,612	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.275%, due 01/12/37	508,146
180,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.834%, due 04/15/45	180,652
360,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.862%, due 04/15/45	361,548

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP BALANCED PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Commercial Mortgage-Backed Securities (continued)
$1,000	C	LB-UBS Commercial Mortgage Trust, 4.567%, due 06/15/29	$974
10,000	C	LB-UBS Commercial Mortgage Trust, 4.998%, due 04/15/30	9,627
370,000	C	LB-UBS Commercial Mortgage Trust, 5.741%, due 06/15/32	371,098
3,150,000	C,S	LB-UBS Commercial Mortgage Trust, 6.226%, due 03/15/26	3,193,869
3,000,000	C,S	LB-UBS Commercial Mortgage Trust, 7.370%, due 08/15/26	3,159,816
375,000	C	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.439%, due 02/12/39	370,177
360,000	C	Morgan Stanley Capital I, 4.827%, due 06/12/47	343,840
2,117,163	C,S	Mortgage Capital Funding, Inc., 6.663%, due 03/18/30	2,134,650
173,618	C	Prudential Commercial Mortgage Trust, 3.669%, due 02/11/36	163,820
600,000	C	Prudential Securities Secured Financing Corp., 6.649%, due 07/15/08	610,459
370,000	C	Wachovia Bank Commercial Mortgage Trust, 5.726%, due 06/15/45	369,986
370,000	C	Wachovia Bank Commercial Mortgage Trust, 5.935%, due 06/15/45	371,749
			22,378,344
		Whole Loan Collateral CMO: 3.4%
1,873,493	C,S	Banc of America Funding Corp., 5.277%, due 09/20/35	1,807,189
2,920,822	C,S	Banc of America Funding Corp., 5.750%, due 09/20/34	2,811,986
946,851	C	Banc of America Mortgage Securities, 5.250%, due 11/25/19	919,084
2,097,363	C,S	Banc of America Mortgage Securities, 5.500%, due 06/25/35	2,074,476
239,171	C	Bank of America Alternative Loan Trust, 5.500%, due 11/25/35	237,807
181,014	C	Bank of America Alternative Loan Trust, 6.500%, due 04/25/36	180,305
2,644,422	C,S	Bank of America Alternative Loan Trust, 6.500%, due 05/25/36	2,637,817
380,828	C	Bear Stearns Alt-A Trust, 5.643%, due 07/25/34	381,462
377,964	C	Citigroup Mortgage Loan Trust, Inc., 5.443%, due 02/25/35	378,312
$3,099,170	C,S	Citigroup Mortgage Loan Trust, Inc., 6.000%, due 11/25/35	$3,069,889
29,479	C	Countrywide Alternative Loan Trust, 5.408%, due 10/25/35	28,577
2,387,966	C,S	Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	2,363,456
315,081	C	Countrywide Alternative Loan Trust, 5.623%, due 02/25/35	315,398
114,128	C	Countrywide Alternative Loan Trust, 6.000%, due 05/25/36	114,141
1,232,757	C,S	First Horizon Alternative Mortgage Securities, 5.500%, due 08/25/35	1,196,958
665,332	C	First Horizon Asset Securities, Inc., 5.396%, due 10/25/35	651,512
1,739,849	C,S	GMAC Mortgage Corp. Loan Trust, 4.598%, due 10/19/33	1,675,433
2,023,414	C,S	GMAC Mortgage Corp. Loan Trust, 5.259%, due 03/18/35	1,951,804
621,411	#	GSMPS Mortgage Loan Trust, 5.673%, due 01/25/35	624,463
576,632	C	Harborview Mortgage Loan Trust, 5.720%, due 01/19/35	579,052
758,706	C	Homebanc Mortgage Trust, 5.753%, due 08/25/29	760,616
359,533		JP Morgan Alternative Loan Trust, 5.518%, due 01/25/36	355,575
3,034,368	C,S	MASTR Adjustable Rate Mortgages Trust, 5.366%, due 06/25/35	2,908,269
2,484,899	C,S	MASTR Alternative Loans Trust, 5.500%, due 01/25/20	2,452,367
260,205	C	MASTR Alternative Loans Trust, 6.500%, due 05/25/33	260,947
303,902	C	MLCC Mortgage Investors, Inc., 5.643%, due 01/25/29	304,347
222,130	C	MortgageIT Trust, 5.693%, due 11/25/35	222,146
274,420	C	Sequoia Mortgage Trust, 5.648%, due 01/20/35	274,924
9,061	C	Structured Adjustable Rate Mortgage Loan Trust, 5.633%, due 07/25/35	9,106
547,099	C	Structured Asset Mortgage Investments, Inc., 5.610%, due 04/19/35	548,210
97,383	C	Wamu Alternative Mortgage Pass-Through Certs, 5.252%, due 05/25/46	97,227
788,669	C	Wamu Alternative Mortgage Pass-Through Certs, 5.750%, due 02/25/36	781,597
160,875	C	Washington Mutual, Inc., 5.545%, due 06/25/44	161,369

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP BALANCED PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount				Value
		Whole Loan Collateral CMO (continued)
$448,612	C	Washington Mutual, Inc., 5.573%, due 01/25/45		$449,331
1,808,554	C,S	Washington Mutual, Inc., 5.627%, due 01/25/36		1,753,742
866,062	C	Washington Mutual, Inc., 5.633%, due 01/25/45		870,727
1,972,523	C,S	Washington Mutual, Inc., 6.000%, due 06/25/34		1,928,759
2,225,000	C,S	Wells Fargo Mortgage Backed Securities Trust, 4.500%, due 08/25/18		2,057,661
2,773,147	C,S	Wells Fargo Mortgage Backed Securities Trust, 5.387%, due 08/25/35		2,684,368
				42,880,409
		Whole Loan Collateral PAC: 0.1%
721,266	C	MASTR Alternative Loans Trust, 8.500%, due 05/25/33		731,333
				731,333
		Whole Loan Collateral Support CMO: 0.1%
888,238	C	Banc of America Mortgage Securities, 5.500%, due 11/25/33		862,801
				862,801
		Total Collateralized Mortgage Obligations (Cost $68,876,946)		66,852,887

MUNICIPAL BONDS: 0.2%

		Municipal: 0.2%
220,000	C	City of New York, 5.000%, due 04/01/35		222,781
730,000	C	City of San Diego, 7.125%, due 06/01/32		728,000
1,725,000	C	Michigan Tobacco Settlement Finance Authority, 7.309%, due 06/01/34		1,719,859
		Total Municipal Bonds (Cost $2,680,402)		2,670,640

OTHER BONDS: 0.1%

		Foreign Government Bonds: 0.0%
462,000	@@,L	Mexico Government International Bond, 6.750%, due 09/27/34		450,450
		Total Other Bonds (Cost $496,314)		450,450
		Total Long-Term Investments (Cost $1,101,985,930)		1,124,611,643

SHORT-TERM INVESTMENTS: 22.3%

		Commercial Paper: 1.2%
3,450,000		Cadbury Schweppes, 5.430%, due 07/03/06		3,448,448
		Commercial Paper (continued)
$11,500,000		Volkswagon of America, 5.430%, due 07/05/06		$11,491,340
		Total Commercial Paper (Cost $14,939,788)		14,939,788
		Repurchase Agreement: 9.9%
124,007,000		Morgan Stanley Repurchase Agreement dated, 06/30/06, 5.200%, due 07/03/06, $124,060,736 to be received upon repurchase (Collaterallized by $126,793,000 Federal Home Loan Bank, 1.000%, Market Value $126,501,208, due 07/05/06-07/28/06		124,007,000
		Total Repurchase Agreement (Cost $124,007,000)		124,007,000
		Securities Lending CollateralCC: 11.2%
140,144,328		The Bank of New York Institutional Cash Reserves Fund		140,144,328
		Total Securities Lending Collateral (Cost $140,144,328)		140,144,328
		Total Short-Term Investments (Cost $279,091,116)		279,091,116
		Total Investments In Securities (Cost $1,381,077,046)*	112.2%	$1,403,702,759
		Other Assets and Liabilities-Net	(12.2)	(152,820,379)
		Net Assets	100.0%	$1,250,882,380

@                 Non-income producing security

@@     Foreign Issuer

+                      Step-up basis bonds. Interest rates shown reflect current coupon rates.

#                      Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C                     Bond may be called prior to maturity date.

cc                 Securities purchased with cash collateral for securities loaned.

W                When-issued or delayed delivery security.

S                      Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.

I                         Illiquid security

L                      Loaned security, a portion or all of the security is on loan at June 30, 2006.

*                      Cost for federal income tax purposes is $1,393,828,882.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$40,940,847
Gross Unrealized Depreciation	(31,066,970)
Net Unrealized Appreciation	$9,873,877

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP BALANCED PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Information concerning open future contracts at June 30, 2006 is shown below:

Long Contracts	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Depreciation
U.S. 2 Year Note	260	$52,723,128	09/29/06	$(200,360)
U.S. 5 Year Note	216	22,335,750	09/29/06	(136,713)
				$(337,073)

Short Contracts	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Appreciation
U.S. 20 Year Long Bond	40	$(4,266,250)	09/20/06	$12,300
U.S. 10 Year Note	143	(14,994,891)	09/20/06	97,597
				$109,897

Information concerning the Interest Rate Swap Agreements outstanding for the ING VP Balanced Portfolio at June 30, 2006, is shown below:

	Termination Date	Unrealized Appreciation
Receive a floating rate based on 6-month USD-LIBOR plus 2.255% on $2,773,722 and pay a floating rate equal to 1.0% on ¥600,000,000.
Upon termination of the contract, receive $2,773,722 and pay ¥600,000,000. Counterparty: UBS AG	03/01/34	$173,711
		$173,711

Information concerning the credit default swap agreements outstanding for the ING VP Balanced Portfolio at June 30, 2006 is shown below:

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Georgia Pacific 8.125% due 5/15/2011	Buy	(3.55)%	12/20/10	$263,000	$(10,849)
UBS AG	CDX.NA.IG.6	Buy	(0.40)%	6/20/11	$10,157,000	(13,675)
Morgan Stanley	CDX.NA.HY.6	Buy	(3.45)%	6/20/11	$1,025,000	2,222
Morgan Stanley	CDX.NA.HY.6	Buy	(3.45)%	6/20/11	$1,025,000	(4,800)
UBS AG	CDX.NA.HY.6	Buy	(3.45)%	6/20/11	$1,025,000	(18,083)
Morgan Stanley	CDX.NA.HY.6	Buy	(3.45)%	6/20/11	$1,025,000	(4,061)
Citibank N.A.	Windstream 8.125% due 8/1/2013	Buy	(1.60)%	9/20/11	$446,000	(2,449)
UBS AG	Windstream 8.125% due 8/1/2013	Buy	(1.63)%	9/20/11	$512,500	(3,083)
						$(54,778)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP GROWTH AND INCOME PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED)

Industry Allocation

as of June 30, 2006

(as a percent of net assets)

*               Includes short-term investments related to repurchase agreement, commercial paper and securities lending collateral.

(1)         Includes eleven industries, which each represents 1.6% - 2.8% of net assets.

(2)         Includes ten industries, which each represents < 1.6% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value
COMMON STOCK: 96.7%
		Advertising: 0.3%
95,600	L	Omnicom Group	$8,517,004
			8,517,004
		Aerospace/Defense: 2.4%
115,900		L-3 Communications Holdings, Inc.	8,741,178
987,550		United Technologies Corp.	62,630,421
			71,371,599
		Agriculture: 2.8%
1,138,750	L	Altria Group, Inc.	83,618,413
			83,618,413
		Apparel: 1.4%
531,700		Nike, Inc.	43,067,700
			43,067,700
		Banks: 6.2%
1,808,650		Bank of America Corp.	86,996,065
939,550		Bank of New York	30,253,510
1,025,150		Wells Fargo & Co.	68,767,062
			186,016,637
		Beverages: 0.6%
282,655		PepsiCo, Inc.	16,970,606
			16,970,606
		Biotechnology: 2.6%
738,300	@,L	Amgen, Inc.	$48,159,309
479,400	@,L	Genzyme Corp.	29,267,370
			77,426,679
		Chemicals: 1.4%
282,000		Air Products & Chemicals, Inc.	18,025,440
1,181,200	L	Celanese Corp.	24,120,104
			42,145,544
		Computers: 2.3%
3,484,700		EMC Corp.	38,227,159
1,424,300	@,L	Seagate Technology, Inc.	32,246,152
			70,473,311
		Cosmetics/Personal Care: 2.5%
1,364,997		Procter & Gamble Co.	75,893,833
			75,893,833
		Distribution/Wholesale: 1.0%
436,350	@,L	Wesco International, Inc.	30,108,150
			30,108,150
		Diversified Financial Services: 8.6%
460,850	L	Capital One Financial Corp.	39,379,633
1,804,300		Citigroup, Inc.	87,039,432
1,218,106	L	Countrywide Financial Corp.	46,385,476
308,350		Franklin Resources, Inc.	26,767,864
52,700		Goldman Sachs Group, Inc.	7,927,661
362,700	L	Merrill Lynch & Co., Inc.	25,229,412
408,200		Morgan Stanley	25,802,322
			258,531,800
		Electric: 2.1%
249,600	L	Exelon Corp.	14,184,768
1,453,477	@,L	Mirant Corp.	38,953,184
141,900		Public Service Enterprise Group, Inc.	9,382,428
			62,520,380
		Electronics: 2.9%
2,975,200	@,@@,L	Flextronics International Ltd.	31,596,624
607,000		Jabil Circuit, Inc.	15,539,200
2,420,400		Symbol Technologies, Inc.	26,116,116
300,000	@	Thomas & Betts Corp.	15,390,000
			88,641,940
		Energy-Alternate Sources: 0.5%
946,300	@,L	KFX, Inc.	14,459,464
			14,459,464
		Engineering & Construction: 1.3%
3,045,250	@@	ABB Ltd. ADR	39,466,440
			39,466,440
		Food: 1.1%
597,900	L	Hershey Foods Corp.	32,926,353
			32,926,353
		Healthcare-Products: 2.9%
500,300		Baxter International, Inc.	18,391,028
1,157,500		Johnson & Johnson	69,357,400
			87,748,428

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP GROWTH AND INCOME PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Healthcare-Services: 1.9%
600,500	@	Health Net, Inc.	$27,124,585
738,550	@,L	Triad Hospitals, Inc.	29,231,809
			56,356,394
		Insurance: 4.3%
476,100	@@	ACE Ltd.	24,085,899
427,700		American International Group, Inc.	25,255,685
1,026,150	@@	Axis Capital Holdings Ltd.	29,358,152
458,900		Genworth Financial, Inc.	15,988,076
235,000		Metlife, Inc.	12,034,350
487,650		St. Paul Cos.	21,739,437
			128,461,599
		Internet: 1.2%
1,099,500	@,L	Yahoo!, Inc.	36,283,500
			36,283,500
		Investment Companies: 1.6%
2,207,600	@	KKR Private Equity Investors LP	48,346,440
			48,346,440
		Iron/Steel: 1.0%
419,900	L	Allegheny Technologies, Inc.	29,073,876
			29,073,876
		Lodging: 2.1%
555,600	L	Harrah’s Entertainment, Inc.	39,547,608
791,973	L	Hilton Hotels Corp.	22,396,996
			61,944,604
		Media: 1.6%
1,998,350	L	Time Warner, Inc.	34,571,455
369,807	@,L	Viacom, Inc.-Class B	13,253,883
			47,825,338
		Miscellaneous Manufacturing: 4.7%
438,100	@	Cooper Industries Ltd.	40,708,252
2,344,326		General Electric Co.	77,268,985
512,200		Roper Industries, Inc.	23,945,350
			141,922,587
		Oil & Gas: 7.6%
416,100		ChevronTexaco Corp.	25,823,166
1,818,900		ExxonMobil Corp.	111,589,512
426,700	@,L	Newfield Exploration Co.	20,882,698
738,100	@,L	Plains Exploration & Production Co.	29,922,574
575,600	L	Rowan Cos., Inc.	20,485,604
591,400	@,L	Southwestern Energy Co.	18,428,024
			227,131,578
		Oil & Gas Services: 3.2%
369,500	@,L	Dresser-Rand Group, Inc.	8,675,860
775,400		Schlumberger Ltd.	50,486,294
741,000	@,L	Weatherford International Ltd.	36,768,420
			95,930,574
		Pharmaceuticals: 6.0%
590,050		Abbott Laboratories	25,732,081
161,399	@	Gilead Sciences, Inc.	9,548,365
960,900	@,L	Medco Health Solutions, Inc.	55,040,352
2,445,224		Pfizer, Inc.	$57,389,407
649,200	@@,L	Teva Pharmaceutical Industries Ltd. ADR	20,508,228
261,600		Wyeth	11,617,656
			179,836,089
		Retail: 6.1%
354,150		Abercrombie & Fitch Co.	19,630,535
1,607,100		CVS Corp.	49,337,970
183,800		Home Depot, Inc.	6,578,202
1,275,600	L	Staples, Inc.	31,022,592
475,000		Target Corp.	23,213,250
1,734,200	@,L	Urban Outfitters, Inc.	30,331,158
459,400	L	Wal-Mart Stores, Inc.	22,129,298
			182,243,005
		Semiconductors: 4.6%
2,260,500		Intel Corp.	42,836,475
763,300	@,@@,L	Marvell Technology Group Ltd.	33,837,089
922,800	L	Maxim Integrated Products	29,631,108
3,542,986	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	32,524,611
			138,829,283
		Software: 1.7%
2,264,300		Microsoft Corp.	52,758,190
			52,758,190
		Telecommunications: 6.2%
737,150	@,L	Arris Group, Inc.	9,671,408
3,260,250	L	AT&T, Inc.	90,928,373
2,245,087	@	Cisco Systems, Inc.	43,846,549
334,150	@,L	Corning, Inc.	8,083,089
316,000		Qualcomm, Inc.	12,662,120
674,700		Verizon Communications, Inc.	22,595,703
			187,787,242
		Total Common Stock (Cost $2,668,286,772)	2,904,634,580

Principal Amount		Value
SHORT-TERM INVESTMENTS: 11.7%

	Commercial Paper: 0.5%
$14,990,917	Volkswagon, 5.450%, due 07/05/06	14,988,646
	Total Commercial Paper (Cost $14,988,646)	14,988,646
	Repurchase Agreement: 1.1%
32,841,000	Goldman Sachs Repurchase Agreement dated 06/30/06, 5.230%, due 07/03/06, $32,855,313 to be received upon repurchase (Collateralized by $33,599,000, Federal Home Loan Bank, Discount Note, Market Value $33,498,203, due 07/21/06)	32,841,000
	Total Repurchase Agreement (Cost $32,841,000)	32,841,000

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP GROWTH AND INCOME PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount			Value
	Securities Lending CollateralCC: 10.1%
$302,518,757	The Bank of New York Institutional Cash Reserves Fund		$302,518,757
	Total Securities Lending Collateral (Cost $302,518,757)		302,518,757
	Total Short-Term Investments (Cost $350,348,403)		350,348,403
	Total Investments In Securities (Cost $3,018,635,175)*	108.4%	$3,254,982,983
	Other Assets and Liabilities-Net	(8.4)	(251,657,524)
	Net Assets	100.0%	$3,003,325,459

@                                    Non-income producing security

@@                        Foreign Issuer

ADR                     American Depositary Receipt

cc                                    Securities purchased with cash collateral for securities loaned.

L                                         Loaned security, a portion or all of the security is on loan at June 30, 2006.

*                                         Cost for federal income tax purposes is $3,040,918,416.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$300,840,453
Gross Unrealized Depreciation	(86,775,886)
Net Unrealized Appreciation	$214,064,567

Information concerning open futures contracts at June 30, 2006 is shown below:

Long Contracts	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain (Loss)
S&P 500 Future	79	$25,268,150	09/14/06	$239,939

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP GROWTH PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED)

Industry Allocation

as of June 30, 2006

(as a percent of net assets)

*               Includes short-term investments related to securities lending collateral and repurchase agreement.

(1)         Includes seven industries, which each represents 2.0% - 3.4% of net assets.

(2)         Includes six industries, which each represents < 2.0% of net assets.

Portfolio holdings are subject to change daily

Shares			Value
COMMON STOCK: 98.5%
		Aerospace/Defense: 3.4%
62,000		Boeing Co.	$5,078,420
20,500	L	Lockheed Martin Corp.	1,470,670
			6,549,090
		Agriculture: 2.5%
57,220		Monsanto Co.	4,817,352
			4,817,352
		Apparel: 2.0%
130,200	@	Coach, Inc.	3,892,980
			3,892,980
		Beverages: 3.0%
97,600		PepsiCo, Inc.	5,859,904
			5,859,904
		Biotechnology: 2.0%
37,300	@	Amgen, Inc.	2,433,079
18,300		Genentech, Inc.	1,509,856
			3,942,935
		Computers: 5.6%
122,200		Hewlett-Packard Co.	3,871,296
62,000		International Business Machines Corp.	4,762,840
45,400	@,L	Sandisk Corp.	2,314,492
			10,948,628
		Cosmetics/Personal Care: 4.2%
146,265		Procter & Gamble Co.	8,132,334
			8,132,334
		Diversified Financial Services: 6.3%
75,600		American Express Co.	$4,023,432
15,000		Goldman Sachs Group, Inc.	2,256,450
27,900		Legg Mason, Inc.	2,776,608
45,100		Merrill Lynch & Co., Inc.	3,137,156
			12,193,646
		Entertainment: 1.9%
95,100		International Game Technology	3,608,094
			3,608,094
		Healthcare-Products: 3.9%
68,000		Baxter International, Inc.	2,499,680
27,700		CR Bard, Inc.	2,029,302
57,900	@	Gen-Probe, Inc.	3,125,442
			7,654,424
		Healthcare-Services: 3.3%
30,270	@	Coventry Health Care, Inc.	1,663,034
26,000	@	Laboratory Corp. of America Holdings	1,617,980
42,500	@	WellPoint, Inc.	3,092,725
			6,373,739
		Insurance: 3.0%
33,500		Hartford Financial Services Group, Inc.	2,834,100
39,700	L	Prudential Financial, Inc.	3,084,690
			5,918,790
		Internet: 3.6%
10,800	@	Google, Inc.	4,528,764
77,000	@,L	Yahoo!, Inc.	2,541,000
			7,069,764
		Lodging: 1.2%
32,900	L	Harrah’s Entertainment, Inc.	2,341,822
			2,341,822
		Machinery-Diversified: 1.0%
27,300		Rockwell Automation, Inc.	1,965,873
			1,965,873
		Media: 1.3%
52,000		McGraw-Hill Cos., Inc.	2,611,960
			2,611,960
		Miscellaneous Manufacturing: 9.8%
45,100	@	Cooper Industries Ltd.	4,190,692
56,794		Danaher Corp.	3,652,990
281,860		General Electric Co.	9,290,105
43,400		Roper Industries, Inc.	2,028,950
			19,162,737
		Oil & Gas: 1.7%
40,452	@	Transocean, Inc.	3,249,105
			3,249,105
		Oil & Gas Services: 4.2%
22,800	L	Halliburton Co.	1,691,988
70,700		Schlumberger Ltd.	4,603,277
39,100	@	Weatherford International Ltd.	1,940,142
			8,235,407

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP GROWTH PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Pharmaceuticals: 7.4%
112,300	@,L	Gilead Sciences, Inc.	$6,643,668
63,300	@	Hospira, Inc.	2,718,102
86,800	@	Medco Health Solutions, Inc.	4,971,904
			14,333,674
		Retail: 9.6%
49,800		Abercrombie & Fitch Co.	2,760,414
130,100		CVS Corp.	3,994,070
78,000	@	Office Depot, Inc.	2,964,000
132,900	@,L	Starbucks Corp.	5,018,304
83,500		Wal-Mart Stores, Inc.	4,022,195
			18,758,983
		Semiconductors: 3.5%
102,600	@,@@,L	ASML Holding NV	2,074,572
44,700	@,@@	Marvell Technology Group Ltd.	1,981,551
114,100		National Semiconductor Corp.	2,721,285
			6,777,408
		Software: 5.0%
83,600	@,L	Adobe Systems, Inc.	2,538,096
54,500	@,L	Autodesk, Inc.	1,878,070
76,900	@	Citrix Systems, Inc.	3,086,766
38,500	@	Intuit, Inc.	2,325,015
			9,827,947
		Telecommunications: 7.6%
463,000	@	Cisco Systems, Inc.	9,042,390
43,700	@,L	NII Holdings, Inc.	2,463,806
46,400		Qualcomm, Inc.	1,859,248
103,900	@	Tellabs, Inc.	1,382,909
			14,748,353
		Transportation: 1.5%
55,000		Norfolk Southern Corp.	2,927,100
			2,927,100
		Total Common Stock (Cost $187,092,836)	191,902,049

Principal Amount			Value

SHORT-TERM INVESTMENTS: 12.8%

	Repurchase Agreement: 2.9%
$5,648,000	Morgan Stanley Repurchase Agreement dated 06/30/06, 5.200%, due 07/03/06, $5,650,447 to be received upon repurchase (Collateralized by $5,785,000 Federal Home Loan Bank Discount Note, Market Value $5,761,860 due 07/28/06)		5,648,000
	Total Repurchase Agreement (Cost $5,648,000)		5,648,000
	Securities Lending CollateralCC: 9.9%
$19,246,134	The Bank of New York Institutional Cash Reserve Fund		$19,246,134
	Total Securities Lending Collateral (Cost $19,246,134)		19,246,134
	Total Short-Term Investments (Cost $24,894,134)		24,894,134
	Total Investments In Securities (Cost $211,986,970)*	111.3%	$216,796,183
	Other Assets and Liabilities-Net	(11.3)	(22,085,222)
	Net Assets	100.0%	$194,710,961

@            Non-income producing security

@@        Foreign Issuer

cc            Securities purchased with cash collateral for securities loaned.

L              Loaned security, a portion or all of the security is on loan at June 30, 2006.

*              Cost for federal income tax purposes is $212,889,292.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$10,424,116
Gross Unrealized Depreciation	(6,517,225)
Net Unrealized Appreciation	$3,906,891

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP SMALL COMPANY PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED)

Industry Allocation

as of June 30, 2006

(as a percent of net assets)

*               Includes short-term investments related to securities lending collateral and repurchase agreement.

(1)         Includes eighteen industries, which each represents 1.0% - 3.4% of net assets.

(2)         Includes fifteen industries, which each represents < 1.0% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value
COMMON STOCK: 94.5%
		Aerospace/Defense: 2.9%
107,212	L	DRS Technologies, Inc.	$5,226,585
62,775	@,L	Innovative Solutions & Support, Inc.	882,617
34,400	@	Moog, Inc.	1,177,168
33,900	@	MTC Technologies, Inc.	801,057
147,650	@	Teledyne Technologies, Inc.	4,837,014
51,300	@	TransDigm Group, Inc.	1,228,635
			14,153,076
		Apparel: 1.7%
95,300	@,@@,L	Gildan Activewear, Inc.	4,479,100
199,800	@,L	Warnaco Group, Inc.	3,732,264
			8,211,364
		Banks: 3.8%
339,200	L	Bank Mutual Corp.	4,145,024
68,000	L	Chemical Financial Corp.	2,080,800
60,975		Iberiabank Corp.	3,508,502
143,000		Texas Regional Bancshares, Inc.	5,422,560
105,210		UMB Financial Corp.	3,507,701
			18,664,587
		Biotechnology: 0.6%
49,900	@,L	Integra LifeSciences Holdings Corp.	1,936,619
37,700	@,L	Myogen, Inc.	1,093,300
			3,029,919
		Building Materials: 1.1%
17,000	L	Eagle Materials, Inc.	807,500
19,200	@	Genlyte Group, Inc.	1,390,656
146,400	@,L	Goodman Global, Inc.	$2,222,352
75,000	@,L	US Concrete, Inc.	828,750
			5,249,258
		Chemicals: 2.6%
77,600		Albemarle Corp.	3,715,488
152,500		Olin Corp.	2,734,325
150,000	@,L	Terra Industries, Inc.	955,500
251,500	L	UAP Holding Corp.	5,485,215
			12,890,528
		Commercial Services: 3.4%
35,000	@,L	Advisory Board Co.	1,683,150
61,000	L	Arbitron, Inc.	2,338,130
96,400	@,L	Bright Horizons Family Solutions, Inc.	3,633,316
54,100	L	Chemed Corp.	2,950,073
169,398	@,L	DiamondCluster International, Inc.	1,341,632
127,500	@	Exponent, Inc.	2,154,750
60,800	@,L	Huron Consulting Group, Inc.	2,133,472
17,100	@,L	Resources Connection, Inc.	427,842
			16,662,365
		Computers: 4.5%
46,500	L	Agilysys, Inc.	837,000
216,900	@,L	Electronics for Imaging	4,528,872
196,050	@,L	InterVoice, Inc.	1,395,876
115,500	@,L	Kronos, Inc.	4,182,255
109,900	@	Micros Systems, Inc.	4,800,432
74,436		MTS Systems Corp.	2,940,966
232,200	@,L	Palm, Inc.	3,738,420
			22,423,821
		Distribution/Wholesale: 1.3%
113,160	@	Brightpoint, Inc.	1,531,055
70,000	@	Wesco International, Inc.	4,830,000
			6,361,055
		Diversified Financial Services: 1.8%
72,300		International Securities Exchange, Inc.	2,752,461
85,400	L	Jefferies Group, Inc.	2,530,402
77,900	L	Nuveen Investments, Inc.	3,353,595
			8,636,458
		Electric: 0.8%
145,200	L	ITC Holdings Corp.	3,859,416
			3,859,416
		Electrical Components & Equipment: 0.7%
70,600		Ametek, Inc.	3,345,028
			3,345,028
		Electronics: 1.9%
150,000		CTS Corp.	2,233,500
90,700	@	Thomas & Betts Corp.	4,652,910
50,350	@,L	Trimble Navigation Ltd.	2,247,624
			9,134,034
		Energy-Alternate Sources: 0.2%
72,400	@,L	KFX, Inc.	1,106,272
			1,106,272

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP SMALL COMPANY PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Engineering & Construction: 0.5%
41,800	@	Washington Group International, Inc.	$2,229,612
			2,229,612
		Entertainment: 0.5%
123,700	@,L	Macrovision Corp.	2,662,024
			2,662,024
		Environmental Control: 0.6%
101,500		Metal Management, Inc.	3,107,930
			3,107,930
		Food: 0.9%
92,800		Corn Products International, Inc.	2,839,680
1,330		Seaboard Corp.	1,702,400
			4,542,080
		Gas: 1.9%
105,000	L	New Jersey Resources Corp.	4,911,900
66,300	L	Peoples Energy Corp.	2,380,833
71,000		WGL Holdings, Inc.	2,055,450
			9,348,183
		Healthcare-Products: 3.1%
78,200	@,L	Arthrocare Corp.	3,285,182
86,700	@	DJ Orthopedics, Inc.	3,193,161
37,300	@	Gen-Probe, Inc.	2,013,454
38,300	@	Haemonetics Corp.	1,781,333
62,500	@,L	Kyphon, Inc.	2,397,500
48,500		LCA-Vision, Inc.	2,566,135
			15,236,765
		Healthcare-Services: 3.5%
70,700	@,L	Amedisys, Inc.	2,679,530
41,400	@	Magellan Health Services, Inc.	1,875,834
170,700	@,L	Psychiatric Solutions, Inc.	4,892,262
82,400	@,L	Sierra Health Services	3,710,472
43,100	@,L	United Surgical Partners International, Inc.	1,296,016
59,200	@,L	WellCare Health Plans, Inc.	2,903,760
			17,357,874
		Household Products/Wares: 0.8%
70,820	@	Central Garden & Pet Co.	3,048,801
48,200	@,L	Fossil, Inc.	868,082
			3,916,883
		Housewares: 0.9%
99,900		Toro Co.	4,665,330
			4,665,330
		Insurance: 2.0%
80,200		Commerce Group, Inc.	2,369,108
40,400	@,L	Darwin Professional Underwriters, Inc.	713,464
126,800		Horace Mann Educators Corp.	2,149,260
85,100		Ohio Casualty Corp.	2,530,023
182,500	@,@@	RAM Holdings Ltd.	2,294,025
			10,055,880
		Internet: 1.7%
42,000	@,L	F5 Networks, Inc.	$2,246,160
172,000	@,L	Openwave Systems, Inc.	1,984,880
268,000	@,L	Sapient Corp.	1,420,400
186,000	@,L	Valueclick, Inc.	2,855,100
			8,506,540
		Investment Companies: 1.0%
123,700		Apollo Investment Corp.	2,285,976
34,500	L	iShares Russell 2000 Index Fund	2,480,550
			4,766,526
		Iron/Steel: 2.7%
48,200		Allegheny Technologies, Inc.	3,337,368
30,000		Carpenter Technology	3,465,000
39,300	L	Cleveland-Cliffs, Inc.	3,116,097
332,000	@@	Gerdau AmeriSteel Corp.	3,333,280
			13,251,745
		Leisure Time: 0.4%
189,000	@	K2, Inc.	2,067,660
			2,067,660
		Machinery-Diversified: 1.3%
16,500	@,L	Middleby Corp.	1,428,240
133,700		Wabtec Corp.	5,000,380
			6,428,620
		Media: 0.4%
68,500	L	Entercom Communications Corp.	1,791,960
			1,791,960
		Mining: 0.7%
92,200	@@	Inmet Mining Corp.	3,444,182
			3,444,182
		Miscellaneous Manufacturing: 1.2%
132,400	L	Barnes Group, Inc.	2,641,380
30,000	@,L	Ceradyne, Inc.	1,484,700
66,700		Pall Corp.	1,867,600
			5,993,680
		Oil & Gas: 3.2%
31,000	@	Carrizo Oil & Gas, Inc.	970,610
199,500	@	Denbury Resources, Inc.	6,318,165
170,400	@,L	EXCO Resources, Inc.	1,942,560
31,000	@	Giant Industries, Inc.	2,063,050
20,300		Holly Corp.	978,460
110,000	@,L	Southwestern Energy Co.	3,427,600
			15,700,445
		Oil & Gas Services: 5.7%
82,000	@	Core Laboratories N.V	5,005,280
79,700	@	FMC Technologies, Inc.	5,376,562
192,000	@,L	Global Industries Ltd.	3,206,400
58,100	@,L	Helix Energy Solutions	2,344,916
75,000	@	Hydril	5,889,000
74,200	@,L	Oil States International, Inc.	2,543,576
103,200	@	Superior Energy Services	3,498,480
			27,864,214
		Pharmaceuticals: 3.5%
151,000	@,L	Alkermes, Inc.	2,856,920
46,550	@,L	Amylin Pharmaceuticals, Inc.	2,298,174
45,800	@,L	Cubist Pharmaceuticals, Inc.	1,153,244

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP SMALL COMPANY PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Pharmaceuticals (continued)
120,400	@,L	HealthExtras, Inc.	$3,638,488
96,700	@	MGI Pharma, Inc.	2,079,050
122,100	@,L	Sciele Pharma, Inc.	2,831,499
41,300	@,L	United Therapeutics Corp.	2,385,901
			17,243,276
		Real Estate Investment Trusts: 3.8%
63,900		Acadia Realty Trust	1,511,235
31,700		Alexandria Real Estate Equities, Inc.	2,811,156
253,600		Innkeepers USA Trust	4,382,208
33,400		LaSalle Hotel Properties	1,546,420
159,200	L	Lexington Corporate Properties Trust	3,438,720
147,181		National Health Investors, Inc.	3,957,697
44,000		Sunstone Hotel Investors, Inc.	1,278,640
			18,926,076
		Retail: 6.3%
88,800	@,L	Aeropostale, Inc.	2,565,432
110,900	@,L	Burger King Holdings, Inc.	1,746,675
159,600	L	Casey’s General Stores, Inc.	3,991,596
100,000		Cash America International, Inc.	3,200,000
86,200		Claire’s Stores, Inc.	2,198,962
100,729	@,L	GameStop Corp.	4,230,618
75,500		Lone Star Steakhouse & Saloon	1,980,365
40,000	@,L	Pantry, Inc.	2,301,600
64,600	L	Regis Corp.	2,300,406
132,500		Stage Stores, Inc.	4,372,500
40,900	@,L	Tractor Supply Co.	2,260,543
			31,148,697
		Savings & Loans: 3.4%
267,800	L	Brookline Bancorp., Inc.	3,687,606
370,000		First Niagara Financial Group, Inc.	5,187,400
379,100	L	NewAlliance Bancshares, Inc.	5,424,921
42,500		WSFS Financial Corp.	2,611,625
			16,911,552
		Semiconductors: 5.0%
180,000	@,L	Actel Corp.	2,583,000
70,100	@,L	ADE Corp.	2,277,549
313,000	@,L	Axcelis Technologies, Inc.	1,846,700
290,700	@	Entegris, Inc.	2,770,371
62,101	@,L	Formfactor, Inc.	2,771,568
277,000	@,L	Integrated Device Technology, Inc.	3,927,860
206,600	@,L	Micrel, Inc.	2,068,066
98,200	@,L	Power Integrations, Inc.	1,716,536
150,000	@,L	Varian Semiconductor Equipment Associates, Inc.	4,891,500
			24,853,150
		Software: 5.4%
234,300	@,L	Activision, Inc.	2,666,334
111,100	@	Ansys, Inc.	5,312,802
107,100	@	Filenet Corp.	2,884,203
291,900	@,L	Informatica Corp.	3,841,403
145,500		MoneyGram International, Inc.	4,939,725
141,500	@,L	Progress Software Corp.	3,312,515
169,050	@,L	THQ, Inc.	3,651,480
			26,608,462
		Storage/Warehousing: 0.5%
78,100	@,L	Mobile Mini, Inc.	$2,285,206
			2,285,206
		Telecommunications: 2.9%
109,000	L	Adtran, Inc.	2,444,870
200,000	@	Arris Group, Inc.	2,624,000
83,100	@,L	Netgear, Inc.	1,799,115
71,000		Otelco, Inc.	1,281,550
152,500	@,L	Powerwave Technologies, Inc.	1,390,800
102,500	@,L	RCN Corp.	2,555,325
85,000	@	SBA Communications Corp.	2,221,900
			14,317,560
		Textiles: 0.6%
91,500		G&K Services, Inc.	3,138,450
			3,138,450
		Transportation: 1.8%
78,250		Forward Air Corp.	3,187,123
232,200	@	HUB Group, Inc.	5,695,866
			8,882,989
		Trucking & Leasing: 1.0%
96,800		GATX Corp.	4,114,000
32,000		Greenbrier Cos., Inc.	1,047,680
			5,161,680
		Total Common Stock (Cost $408,158,324)	466,142,412

Principal Amount		Value
SHORT-TERM INVESTMENTS: 30.5%
	Repurchase Agreement: 4.7%
$23,287,000	Morgan Stanley Repurchase Agreement dated 06/30/06, 5.200%, due 07/03/06, $23,297,091 to be received upon repurchase (Collateralized by $23,850,000 Federal Home Loan Bank Discount Note, Market Value $23,754,600 due 07/28/06)	23,287,000
	Total Repurchase Agreement (Cost $23,287,000)	23,287,000
	Securities Lending CollateralCC: 25.8%
127,077,337	The Bank of New York Institutional Cash Reserves Fund	127,077,337
	Total Securities Lending Collateral (Cost $127,077,337)	127,077,337
	Total Short-Term Investments (Cost $150,364,337)	150,364,337

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP SMALL COMPANY PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

		Value
Total Investments In Securities (Cost $558,522,661)*	125.0%	$616,506,749
Other Assets and Liabilities-Net	(25.0)	(123,489,391)
Net Assets	100.0%	$493,017,358

@            Non-income producing security

@@        Foreign Issuer

cc            Securities purchased with cash collateral for securities loaned.

L              Loaned security, a portion or all of the security is on loan at June 30, 2006.

*              Cost for federal income tax purposes is $558,871,975.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$74,445,562
Gross Unrealized Depreciation	(16,810,788)
Net Unrealized Appreciation	$57,634,774

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP VALUE OPPORTUNITY PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED)

Industry Allocation*

as of June 30, 2006

(as a percent of net assets)

(1)         Includes thirteen industries, which each represents 1.1% - 2.4% of net assets.

(2)         Includes eleven industries, which each represents < 1.1% of net assets.

*               Includes short-term investments related to securities lending collateral and repurchase agreement.

Portfolio holdings are subject to change daily.

Shares			Value
COMMON STOCK: 99.1%
		Aerospace/Defense: 2.3%
30,000		L-3 Communications Holdings, Inc.	$2,262,600
36,100		United Technologies Corp.	2,289,462
			4,552,062
		Agriculture: 2.9%
78,000		Altria Group, Inc.	5,727,540
			5,727,540
		Apparel: 1.0%
25,400	L	Nike, Inc.	2,057,400
			2,057,400
		Banks: 9.2%
202,100		Bank of America Corp.	9,721,010
102,600		Bank of New York	3,303,720
75,000		Wells Fargo & Co.	5,031,000
			18,055,730
		Beverages: 2.3%
62,100		Coca-Cola Co.	2,671,542
26,000		Molson Coors Brewing Co.	1,764,880
			4,436,422
		Biotechnology: 0.7%
35,600	@	Charles River Laboratories International, Inc.	1,310,080
			1,310,080
		Building Materials: 1.9%
22,700		Florida Rock Industries, Inc.	$1,127,509
176,700	@	Goodman Global, Inc.	2,682,306
			3,809,815
		Chemicals: 3.2%
31,700		Air Products & Chemicals, Inc.	2,026,264
39,100		Ashland, Inc.	2,607,970
76,300		Celanese Corp.	1,558,046
			6,192,280
		Coal: 1.6%
55,400		Peabody Energy Corp.	3,088,550
			3,088,550
		Computers: 2.4%
25,900		International Business Machines Corp.	1,989,638
122,700	@,L	Seagate Technology, Inc.	2,777,928
			4,767,566
		Cosmetics/Personal Care: 1.3%
44,400		Procter & Gamble Co.	2,468,640
			2,468,640
		Distribution/Wholesale: 0.7%
20,900	@	Wesco International, Inc.	1,442,100
			1,442,100
		Diversified Financial Services: 14.1%
16,600	@,L	Affiliated Managers Group	1,442,374
50,025	L	Capital One Financial Corp.	4,274,636
152,200		Citigroup, Inc.	7,342,128
85,500		Countrywide Financial Corp.	3,255,840
15,900		Freddie Mac	906,459
104,900		JPMorgan Chase & Co.	4,405,800
57,700		Merrill Lynch & Co., Inc.	4,013,612
32,500		Morgan Stanley	2,054,325
			27,695,174
		Electric: 3.2%
137,900	@	Mirant Corp.	3,695,720
63,500		Pacific Gas & Electric Co.	2,494,280
			6,190,000
		Electronics: 1.3%
249,000	@,@@	Flextronics International Ltd.	2,644,380
			2,644,380
		Energy-Alternate Sources: 1.3%
169,500	@,L	KFX, Inc.	2,589,960
			2,589,960
		Engineering & Construction: 0.9%
140,500	@@	ABB Ltd. ADR	1,820,880
			1,820,880
		Entertainment: 1.0%
97,700	L	Regal Entertainment Group	1,985,264
			1,985,264
		Environmental Control: 1.0%
111,400	@	Nalco Holding Co.	1,963,982
			1,963,982

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP VALUE OPPORTUNITY PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED)(CONTINUED)

Shares			Value
		Food: 1.1%
73,696	@	Smithfield Foods, Inc.	$2,124,656
			2,124,656
		Gas: 1.1%
45,900		Sempra Energy	2,087,532
			2,087,532
		Healthcare-Services: 1.1%
67,900	@	LifePoint Hospitals, Inc.	2,181,627
			2,181,627
		Insurance: 8.5%
37,100	@@	ACE Ltd.	1,876,889
49,000		American International Group, Inc.	2,893,450
77,000	@@	Axis Capital Holdings Ltd.	2,202,970
102,900	@,L	Conseco, Inc.	2,376,990
70,600		Genworth Financial, Inc.	2,459,704
53,400	L	Metlife, Inc.	2,734,614
46,200		St. Paul Cos.	2,059,596
			16,604,213
		Lodging: 2.6%
36,000	L	Harrah’s Entertainment, Inc.	2,562,480
32,600	@,@@,L	Kerzner International Ltd.	2,584,528
			5,147,008
		Media: 1.9%
82,800		CBS Corp. - Class B	2,239,740
83,900		Time Warner, Inc.	1,451,470
			3,691,210
		Mining: 1.5%
55,600		Alcoa, Inc.	1,799,216
12,700		Phelps Dodge Corp.	1,043,432
			2,842,648
		Miscellaneous Manufacturing: 2.5%
87,700		General Electric Co.	2,890,592
40,400		Illinois Tool Works, Inc.	1,919,000
			4,809,592
		Oil & Gas: 10.1%
124,900		ExxonMobil Corp.	7,662,615
30,900	L	Hess Corp.	1,633,065
82,500	@	Newfield Exploration Co.	4,037,550
117,400	@,L	Plains Exploration & Production Co.	4,759,396
50,000	L	Rowan Cos., Inc.	1,779,500
			19,872,126
		Oil & Gas Services: 2.5%
100,000	@	Dresser-Rand Group, Inc.	2,348,000
51,900	@	Weatherford International Ltd.	2,575,278
			4,923,278
		Pharmaceuticals: 4.2%
287,200		Pfizer, Inc.	6,740,584
35,200		Wyeth	1,563,232
			8,303,816
		Real Estate Investment Trust: 0.7%
67,800		KKR Financial Corp.	$1,410,918
			1,410,918
		Retail: 1.0%
60,600		McDonald’s Corp.	2,036,160
			2,036,160
		Savings & Loans: 1.0%
143,200		Hudson City Bancorp., Inc.	1,908,856
			1,908,856
		Semiconductors: 1.0%
220,418	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,023,437
			2,023,437
		Software: 0.8%
63,600		Microsoft Corp.	1,481,880
			1,481,880
		Telecommunications: 5.2%
170,700	L	AT&T, Inc.	4,760,823
44,700		BellSouth Corp.	1,618,140
265,000	@,L	Qwest Communications International, Inc.	2,143,850
48,200		Verizon Communications, Inc.	1,614,218
			10,137,031
		Total Common Stock (Cost $180,034,573)	194,383,813

Principal Amount		Value
SHORT-TERM INVESTMENTS: 18.3%
	Repurchase Agreement: 0.6%
$1,269,0005	Morgan Stanley Repurchase Agreement dated 06/30/06, .200%, due 07/03/06, $1,269,550 to be received upon repurchase (Collateralized by $1,300,000 Federal Home Loan Bank Discount Note; Federal Credit Savings Bureau, 2.700% Market Value plus accrued interest $1,295,314, due 07/21/06)	1,269,000
	Total Repurchase Agreement (Cost $1,269,000)	1,269,000
	Securities Lending CollateralCC: 17.7%
34,671,470	The Bank of New York Institutional Cash Reserves Fund	34,671,470
	Total Securities Lending Collateral (Cost $34,671,470)	34,671,470
	Total Short-Term Investments (Cost $35,940,470)	35,940,470

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP VALUE OPPORTUNITY PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

		Value
Total Investments In Securities (Cost $215,975,043)*	117.4%	$230,324,283
Other Assets and Liabilities-Net	(17.4)	(34,070,989)
Net Assets	100.0%	$196,253,294

@            Non-income producing security

@@        Foreign Issuer

ADR       American Depositary Receipt

cc            Securities purchased with cash collateral for securities loaned.

L              Loaned security, a portion or all of the security is on loan at June 30, 2006.

*              Cost for federal income tax purposes is $216,923,360.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$18,820,250
Gross Unrealized Depreciation	(5,419,327)
Net Unrealized Appreciation	$13,400,923

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP INTERMEDIATE BOND PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED)

Investment Type Allocation
as of June 30, 2006

(as a percent of net assets)

U.S. Government Agency Obligations	33.7%
Corporate Bonds/Notes	28.8%
Collateralized Mortgage Obligations	26.0%
U.S. Treasury Obligations	9.7%
Repurchase Agreement	6.6%
Asset-Backed Securities	4.5%
Preferred Stock	1.9%
Commercial Paper	1.1%
Municipal Bonds	0.7%
Other Bonds	0.2%
Other Assets and Liabilities, Net*	(13.2)%
Total	100.0%

* Includes short-term investments related to securities lending collateral.

Portfolio holdings are subject to change daily.

Principal Amount			Value
CORPORATE BONDS/NOTES: 28.8%
		Airlines: 0.1%
$976,629		Continental Airlines, Inc., 8.312%, due 04/02/11	$926,290
811,163	L,**	United Airlines, Inc., 6.602%, due 09/01/13	814,558
			1,740,848
		Banks: 7.5%
5,665,000	L	American Express Centurion Bank, 5.460%, due 07/19/07	5,673,175
6,070,000	@@,L	Australia & New Zealand Banking Group Ltd., 5.400%, due 10/29/49	5,301,489
1,570,000	@@,#	Banco do Brasil Cayman, 7.950%, due 12/31/49	1,452,250
2,534,276	@@,#	Banco Itau SA/Cayman Islands, 5.356%, due 09/20/08	2,524,139
3,700,000	@@	Banco Santander Chile SA, 7.375%, due 07/18/12	3,962,160
2,100,000	@@	Bank of Ireland, 5.674%, due 12/29/49	1,857,763
2,330,000	@@	Bank of Nova Scotia, 5.125%, due 08/21/85	1,986,989
1,110,000	@@	Bank of Scotland, 4.813%, due 11/30/49	965,700
343,000		BankAmerica Capital II, 8.000%, due 12/15/26	359,264
1,460,000	@@	Barclays Bank PLC, 5.798%, due 12/31/49	1,306,598
9,679,000	@@,L	Barclays Bank PLC, 6.278%, due 12/15/49	8,449,961
4,120,000	@@	BNP Paribas, 5.185%, due 09/29/49	3,582,917
1,664,000		Chase Capital I, 7.670%, due 12/01/26	1,736,043
3,868,000	@@,#	Chuo Mitsui Trust & Banking Co., Ltd., 5.506%, due 04/15/49	3,533,329
$2,106,000	@@,#,L	Danske Bank A/S, 5.914%, due 12/29/49	$2,033,309
3,080,000	@@,L	Den Norske Bank ASA, 5.125%, due 08/29/49	2,587,200
460,000	@@	Den Norske Creditbank, 5.500%, due 11/29/49	414,141
3,355,000	#	Dresdner Funding Trust I, 8.151%, due 06/30/31	3,749,998
1,669,000	#	First Chicago NBD Institutional Capital A, 7.950%, due 12/01/26	1,742,404
2,000		Fleet Capital Trust II, 7.920%, due 12/11/26	2,093
7,934,000	@@,#	HBOS PLC, 5.375%, due 11/29/49	7,525,256
6,210,000	@@	HSBC Bank PLC, 5.663%, due 06/29/49	5,262,975
4,940,000	@@,L	HSBC Bank PLC, 5.875%, due 06/29/49	4,223,700
1,250,000		Keycorp, 5.720%, due 07/23/07	1,253,025
4,890,000	@@	Lloyds TSB Bank PLC, 5.080%, due 08/29/49	4,255,224
470,000	@@	Lloyds TSB Bank PLC, 5.438%, due 11/29/49	417,942
126,000		M&I Capital Trust A, 7.650%, due 12/01/26	131,290
3,490,000		Mellon Capital I, 7.720%, due 12/01/26	3,645,521
2,950,000	@@	Mizuho Financial Group Cayman Ltd., 8.375%, due 12/31/49	3,093,739
2,250,000	@@,L	National Australia Bank Ltd., 5.400%, due 10/29/49	1,959,590
670,000	@@	National Westminster Bank PLC, 5.375%, due 11/29/49	571,247
3,972,000	#	Rabobank Capital Funding II, 5.260%, due 12/29/49	3,732,429
1,934,000	#,L	Rabobank Capital Funding Trust, 5.254%, due 12/31/49	1,775,137
3,264,000		RBS Capital Trust I, 5.512%, due 09/30/49	3,047,897
4,002,000	@@,#	Resona Bank Ltd., 5.850%, due 09/29/49	3,730,100
9,400,000	@@,L	Royal Bank of Scotland Group PLC, 5.750%, due 12/29/49	8,184,721
2,250,000	@@	Societe Generale, 5.395%, due 11/29/49	1,951,007
10,650,000	@@,L	Standard Chartered PLC, 5.550%, due 11/29/49	8,972,625
6,620,000	@@,L	Standard Chartered PLC, 5.688%, due 07/29/49	5,494,600
1,080,000	@@,L	Standard Chartered PLC, 5.730%, due 01/29/49	896,400
4,148,000	@@	Sumitomo Mitsui Banking Corp., 8.150%, due 08/01/49	4,297,606
2,990,000		Suntrust Bank, 5.304%, due 09/14/07	2,989,761

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP INTERMEDIATE BOND PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

	Principal Amount			Value
			Banks (continued)
	$8,586,000		Wachovia Capital Trust III, 5.800%, due 12/31/49	$8,340,286
	2,470,000	@@	Westpac Banking Corp., 5.275%, due 09/30/49	2,121,473
	2,325,000	@@,#	Westpac Capital Trust IV, 5.256%, due 12/29/49	2,163,750
	7,356,000	@@,#,L	Woori Bank, 6.125%, due 05/03/16	7,267,250
				150,525,473
			Beverages: 0.3%
	3,649,000	@@	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	4,036,706
	2,120,000	@@	Diageo Capital PLC, 5.590%, due 04/20/07	2,122,033
				6,158,739
			Chemicals: 0.6%
	1,410,000		Stauffer Chemical, 6.020%, due 04/15/10	1,129,622
	2,420,000		Stauffer Chemical, 6.360%, due 04/15/18	1,169,102
	2,970,000		Stauffer Chemical, 8.620%, due 04/15/17	1,527,857
	7,614,000	L	Union Carbide Corp., 7.750%, due 10/01/96	7,632,068
				11,458,649
			Commercial Services: 0.4%
	8,010,000		Tulane University of Louisiana, 5.970%, due 11/15/12	8,050,050
				8,050,050
			Diversified Financial Services: 8.4%
	1,006,000	@@,#,I	Alpine III, 5.290%, due 08/16/14	1,008,231
	1,006,000	@@,#,I	Alpine III, 6.120%, due 08/16/14	1,008,907
	1,507,000	@@,#,I	Alpine III, 7.920%, due 08/16/14	1,515,258
	2,576,000	@@,#,I	Alpine III, 11.170%, due 08/16/14	2,645,160
	918,000	#	Army Hawaii Family Housing Trust Certificates, 5.524%, due 06/15/50	847,525
	675,000	#	Army Hawaii Family Housing Trust Certificates, 5.624%, due 06/15/50	624,665
	6,498,428	#	Astoria Depositor Corp., 7.902%, due 05/01/21	6,642,531
	11,382,000	#	Astoria Depositor Corp., 8.144%, due 05/01/21	11,938,637
	4,281,397	@@,#	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due 06/15/11	4,227,880
	5,031,000	@@,#	BTM Curacao Holdings NV, 4.760%, due 07/21/15	4,833,553
	3,293,000		Citigroup Capital II, 7.750%, due 12/01/36	3,420,973
	$4,546,000	#	Corestates Capital Trust I, 8.000%, due 12/15/26	$4,751,866
	5,720,000		Countrywide Financial Corp., 5.566%, due 12/19/07	5,726,035
	5,830,000		Countrywide Financial Corp., 5.670%, due 04/11/07	5,836,127
	7,325,000	#	Farmer Mac Guaranteed Notes Trust 2006-1, 4.875%, due 01/14/11	7,127,656
	181,000	#	Farmers Exchange Capital, 7.050%, due 07/15/28	173,664
	2,565,000	@@	Financiere CSFB NV, 5.625%, due 03/29/49	2,186,663
	3,743,000		Fund American Cos., Inc., 5.875%, due 05/15/13	3,596,368
	5,068,000		General Motors Acceptance Corp., 8.000%, due 11/01/31	4,840,521
	3,556,000	#	HVB Funding Trust III, 9.000%, due 10/22/31	4,308,226
	2,586,000		JPM Capital Trust I, 7.540%, due 01/15/27	2,687,808
	2,866,000		JPM Capital Trust II, 7.950%, due 02/01/27	3,005,256
	6,878,000	#	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	6,579,061
	3,644,000	@@,#	Mantis Reef Ltd., 4.799%, due 11/03/09	3,501,367
	8,700,000		Merrill Lynch & Co., Inc., 5.238%, due 08/24/07	8,701,697
	2,560,000	@@	Paribas, 5.563%, due 12/31/49	2,257,426
	1,720,889	@@	Petroleum Export Ltd., 4.623%, due 06/15/10	1,683,783
	2,608,789	@@,#	Petroleum Export Ltd./Cayman SPV, 5.265%, due 06/15/11	2,531,347
	5,756,876	@@,#	PF Export Receivables Master Trust, 6.436%, due 06/01/15	5,759,495
	9,798,235	#	Piper Jaffray Equipment Trust Securities, 7.000%, due 09/10/13	9,700,252
	1,975,000	#,L	Southern Star Central Corp., 6.750%, due 03/01/16	1,905,875
JPY	3100000000	@@	Takefuji Corp., 1.000%, due 03/01/34	13,685,075
	$16,841,783	#	Toll Road Investment, 18.600%, due 02/15/45	2,031,927
	2,295,000	#	Twin Reefs Pass-Through Trust, 6.345%, due 12/10/49	2,295,103
	4,529,000	@@,L	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	4,777,013
	2,105,000	#	Wachovia Capital Trust V, 7.965%, due 06/01/27	2,215,957
	8,591,000	#	ZFS Finance USA Trust I, 6.150%, due 12/15/65	8,238,614
	9,842,000	@@,#	ZFS Finance USA Trust I, 6.450%, due 12/15/65	9,020,508
				167,838,010

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP INTERMEDIATE BOND PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Electric: 2.6%
$4,569,593		CE Generation, LLC, 7.416%, due 12/15/18	$4,687,182
7,773,000	@@,L	Empresa Nacional de Electricidad SA, 8.625%, due 08/01/15	8,572,064
3,603,000		Entergy Gulf States, Inc., 5.120%, due 08/01/10	3,460,487
4,917,000	L	FirstEnergy Corp., 6.450%, due 11/15/11	5,008,771
5,769,000		FirstEnergy Corp., 7.375%, due 11/15/31	6,207,657
1,779,126	#	Juniper Generation, 6.790%, due 12/31/14	1,693,916
2,538,000	@@,+	Korea Electric Power Corp., 0.610%, due 04/01/96	1,472,040
3,211,000	#,L	Nevada Power Co., 5.950%, due 03/15/16	3,059,425
2,691,000		NorthWestern Corp., 5.875%, due 11/01/14	2,649,873
2,288,000		Potomac Edison Co., 5.000%, due 11/01/06	2,290,510
1,688,000	#	Power Contract Financing, LLC, 6.256%, due 02/01/10	1,688,893
674,181		PPL Montana, LLC, 8.903%, due 07/02/20	739,115
5,185,000	#	Sierra Pacific Power Co., 6.000%, due 05/15/16	4,955,522
880,000		Sierra Pacific Power Co., 6.250%, due 04/15/12	869,283
4,929,000		Southern Co. CAP Trust I, 8.190%, due 02/01/37	5,174,440
			52,529,178
		Energy-Alternate Sources: 0.2%
4,658,862		Salton SEA Funding, 7.840%, due 05/30/10	4,799,070
			4,799,070
		Food: 0.1%
997,000		Delhaize America, Inc., 8.050%, due 04/15/27	977,393
1,305,000		Delhaize America, Inc., 8.125%, due 04/15/11	1,378,973
			2,356,366
		Foreign Government Bonds: 0.6%
11,900,000	@@	Kaup Bank, 6.600%, due 12/28/15	11,021,780
			11,021,780
		Gas: 0.3%
5,438,000	#	Southern Star Central Gas Pipeline, Inc., 6.000%, due 06/01/16	5,308,848
			5,308,848
		Home Builders: 0.4%
4,741,000		D.R. Horton, Inc., 5.625%, due 09/15/14	4,351,688
$1,890,000		K Hovnanian Enterprises, Inc., 6.250%, due 01/15/16	$1,649,025
1,925,000	#,L	Technical Olympic USA, Inc., 8.250%, due 04/01/11	1,804,688
			7,805,401
		Insurance: 1.0%
7,282,000	@@	Aegon NV, 5.798%, due 12/31/49	6,100,951
4,547,000	L	AON Capital Trust, 8.205%, due 01/01/27	4,917,803
1,741,000	#	North Front Pass-Thru, 5.810%, due 12/15/24	1,657,947
6,419,000	#	Zurich Capital Trust I, 8.376%, due 06/01/37	6,787,142
			19,463,843
		Leisure Time: 0.7%
7,584,000	@@,L	Royal Caribbean Cruises, 7.000%, due 06/15/13	7,553,118
5,564,000	@@,L	Royal Caribbean Cruises, 7.250%, due 06/15/16	5,537,654
			13,090,772
		Media: 0.5%
2,842,000	L	Comcast Corp., 5.650%, due 06/15/35	2,419,898
2,510,000	#	Viacom, Inc., 5.750%, due 04/30/11	2,467,925
6,194,000	#,L	Viacom, Inc., 6.250%, due 04/30/16	6,023,659
			10,911,482
		Mining: 0.5%
3,717,000		Southern Copper Corp., 7.500%, due 07/27/35	3,567,316
5,145,000	@@	Vale Overseas Ltd., 8.250%, due 01/17/34	5,575,894
			9,143,210
		Oil & Gas: 1.0%
3,932,000		Amerada Hess Corp., 7.300%, due 08/15/31	4,179,091
2,475,000	@@,#	Empresa Nacional de Petroleo ENAP, 4.875%, due 03/15/14	2,266,756
1,588,000	@@,#	Empresa Nacional de Petroleo ENAP, 6.750%, due 11/15/12	1,641,570
2,405,000	L	Pemex Project Funding Master Trust, 6.625%, due 06/15/35	2,179,531
1,724,000	@@,#	Pemex Project Funding Master Trust, 6.625%, due 06/15/35	1,562,375
4,608,000	@@,#	Pemex Project Funding Master Trust, 6.629%, due 06/15/10	4,716,288
4,399,000	@@,#	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.298%, due 09/30/20	4,108,965
			20,654,576

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP INTERMEDIATE BOND PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Pharmaceuticals: 0.2%
$3,878,000		AmerisourceBergen Corp., 5.625%, due 09/15/12	$3,722,880
1,037,000	#	AmerisourceBergen Corp., 5.875%, due 09/15/15	982,558
			4,705,438
		Pipelines: 0.8%
7,988,000	#,I	Cameron Highway Oil Pipeline, 5.860%, due 12/15/17	7,580,612
3,390,000		Kinder Morgan Finance Co. ULC, 5.350%, due 01/05/11	3,126,373
1,893,000	#	Northwest Pipeline Corp., 7.000%, due 06/15/16	1,890,634
2,528,000	#	Transcontinental Gas Pipe Line Corp., 6.400%, due 04/15/16	2,433,200
1,893,000	#	Williams Partners LP/Williams Partners Finance Corp., 7.500%, due 06/15/11	1,907,198
			16,938,017
		Real Estate: 0.2%
3,251,000		EOP Operating LP, 7.750%, due 11/15/07	3,332,535
			3,332,535
		Real Estate Investment Trusts: 0.6%
801,000		Liberty Property LP, 6.375%, due 08/15/12	816,135
3,263,000		Liberty Property LP, 7.750%, due 04/15/09	3,410,569
2,882,000		Simon Property Group LP, 4.875%, due 03/18/10	2,782,006
4,299,000		Simon Property Group LP, 6.375%, due 11/15/07	4,318,281
			11,326,991
		Retail: 0.2%
3,670,000		May Department Stores Co., 3.950%, due 07/15/07	3,599,136
			3,599,136
		Savings & Loans: 0.1%
2,347,000		Great Western Financial, 8.206%, due 02/01/27	2,466,897
			2,466,897
		Telecommunications: 1.2%
3,565,000		AT&T Corp., 8.000%, due 11/15/31	4,104,966
6,964,000	@@,L	Telefonica Emisones SAU, 6.421%, due 06/20/16	6,962,196
5,029,000	@@,L	Telefonica Emisones SAU, 7.045%, due 06/20/36	5,041,889
9,735,000	L	Verizon Global Funding Corp., 5.850%, due 09/15/35	8,496,270
			24,605,321
		Transportation: 0.3%
$6,257,000		BNSF Funding Trust I, 6.613%, due 12/15/55	$5,893,750
			5,893,750
		Total Corporate Bonds/Notes (Cost $590,986,633)	575,724,380
U.S. GOVERNMENT AGENCY OBLIGATIONS: 33.7%
		Federal Home Loan Bank: 2.4%
18,505,000		4.750%, due 08/17/07	18,356,072
9,655,000		5.100%, due 03/06/08	9,596,047
9,360,000		5.375%, due 07/18/11	9,323,889
9,843,000		5.625%, due 06/13/16	9,740,072
			47,016,080
		Federal Home Loan Mortgage Corporation: 10.1%
9,946,000		4.000%, due 08/17/07	9,785,561
2,816,444	S	4.500%, due 12/15/16	2,742,903
7,583,000	S	4.500%, due 02/15/20	6,820,363
19,687,000	L	4.875%, due 02/17/09	19,439,810
9,364,480	S	5.000%, due 08/15/16	9,082,250
1,621,000	S	5.000%, due 05/15/20	1,523,383
8,116,969	S	5.000%, due 08/15/21	7,944,376
7,694,000	S	5.000%, due 04/15/23	7,180,519
1,411,616		5.042%, due 04/01/35	1,360,186
9,907,000		5.125%, due 04/18/08	9,850,649
9,158,000		5.150%, due 01/24/11	8,994,136
5,107,220	S	5.220%, due 06/01/35	4,917,264
11,875,000	L	5.250%, due 04/18/06	11,638,118
19,696,000		5.500%, due 04/24/09	19,614,065
4,139,396	S	5.500%, due 11/15/18	4,116,364
19,794,752	S	5.500%, due 08/15/20	18,329,893
10,173,000		5.500%, due 07/15/34	9,772,438
5,000,000		5.750%, due 05/11/11	4,981,195
8,237,000	S	5.750%, due 06/27/16	8,252,601
6,390,752		5.849%, due 04/15/32	6,489,214
7,343,000	L	5.875%, due 03/21/11	7,409,168
19,141,261	S	6.000%, due 01/15/29	19,129,037
1,042,000	W	6.000%, due 07/15/34	1,026,045
642,298		7.500%, due 11/01/08	666,564
			201,066,102
		Federal National Mortgage Association: 20.9%
19,795,000	L	3.875%, due 07/15/08	19,204,674
5,984,000	L	4.250%, due 09/15/07	5,898,375
9,080,000	W	4.500%, due 07/15/19	8,583,433
502,000	W	4.500%, due 07/15/35	454,938
3,494,435	S	4.640%, due 08/01/35	3,377,512
9,837,000		4.750%, due 08/10/07	9,758,717
4,699,896	S	4.750%, due 12/25/42	4,652,750
4,870,694	S	4.805%, due 08/01/35	4,706,223
1,471,536		4.964%, due 04/01/35	1,447,111
10,602,000	W	5.000%, due 07/18/21	10,211,051
7,217,002		5.000%, due 07/25/29	7,039,945
176,274,000	W	5.000%, due 08/15/34	164,706,018
1,671,267	S	5.090%, due 07/01/35	1,618,195
7,285,401	S	5.147%, due 09/01/35	7,093,959
19,719,000		5.250%, due 08/01/12	19,291,413
1,463,884		5.289%, due 08/01/35	1,415,693
3,000,000		5.330%, due 06/25/36	3,000,000
24,934		5.500%, due 11/01/16	24,525

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP INTERMEDIATE BOND PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Federal National Mortgage Association (continued)
$128,334		5.500%, due 12/01/16	$126,229
19,738		5.500%, due 04/01/17	19,418
44,836		5.500%, due 02/01/18	44,108
13,736		5.500%, due 06/01/18	13,507
67,418		5.500%, due 10/01/18	66,324
4,690,000	W	5.500%, due 07/15/19	4,603,526
4,503,973	S	5.500%, due 11/01/32	4,347,023
26,997,469	S	5.500%, due 11/01/33	26,055,023
35,534,000	W	5.500%, due 08/13/34	34,112,640
858	I	5.625%, due 08/13/35	873
10,653	I	5.680%, due 08/13/36	10,902
170,163		6.000%, due 06/01/16	170,833
23,113		6.000%, due 08/01/16	23,203
335,842		6.000%, due 10/01/16	337,165
391,205		6.000%, due 01/01/17	392,793
144,646		6.000%, due 02/01/17	145,244
780,886		6.000%, due 04/01/17	784,114
532,663		6.000%, due 05/01/17	534,865
252,612		6.000%, due 06/01/17	253,657
426,603		6.000%, due 07/01/17	428,367
653,171		6.000%, due 08/01/17	655,825
489,492		6.000%, due 09/01/17	491,516
1,651,712	S	6.000%, due 09/01/17	1,658,540
10,152		6.000%, due 10/01/17	10,194
524,942		6.000%, due 11/01/17	527,010
10,440		6.000%, due 02/01/18	10,484
486,018		6.000%, due 04/01/18	488,176
128,186		6.000%, due 09/01/18	128,732
159,350		6.000%, due 11/01/18	160,029
209,102		6.000%, due 12/01/18	209,926
9,989,000	W	6.000%, due 07/15/20	10,026,459
10,312,362	S	6.000%, due 07/25/29	10,320,891
5,574,841	S	6.000%, due 04/25/31	5,604,405
28,722,000	W	6.000%, due 07/15/34	28,273,219
2,955,987	S	6.500%, due 08/01/29	2,986,998
277,004		6.500%, due 01/01/32	279,617
217,321		6.500%, due 09/01/32	219,307
453,148		6.500%, due 10/01/32	457,290
3,266,000	W	6.500%, due 07/15/33	3,283,349
21,430		7.000%, due 08/01/25	21,985
13,035		7.000%, due 10/01/25	13,373
4,395		7.000%, due 11/01/25	4,509
85,283		7.000%, due 12/01/25	87,493
100,079		7.000%, due 02/01/26	102,674
225,003		7.000%, due 03/01/26	230,819
132,232		7.000%, due 01/01/30	135,609
3,041,929	S	7.000%, due 06/01/31	3,119,694
149,607		7.000%, due 08/01/35	153,119
16,832		7.500%, due 11/01/29	17,456
133,990		7.500%, due 10/01/30	138,858
107,254		7.500%, due 11/01/30	111,151
2,054,429	S	7.500%, due 01/25/48	2,113,171
291,366		10.000%, due 02/25/19	319,700
			417,315,924
		Government National Mortgage Association: 0.3%
174,786		4.375%, due 04/20/28	175,037
118,813		5.125%, due 12/20/29	118,053
3,240,811	S	6.500%, due 10/15/31	3,286,742
542,239		7.000%, due 04/15/26	560,112
227,782		7.000%, due 05/15/32	235,047
33,108		7.500%, due 04/15/22	34,604
$6,476		7.500%, due 05/15/22	$6,768
6,855		7.500%, due 06/15/22	7,165
4,802		7.500%, due 08/15/22	5,019
9,728		7.500%, due 06/15/24	10,180
16,008		7.500%, due 01/15/26	16,770
2,123		7.500%, due 07/15/26	2,224
41,574		7.500%, due 03/15/29	43,494
61,471		7.500%, due 04/15/29	64,310
160,406		7.500%, due 08/15/29	167,813
10,014		7.500%, due 09/15/29	10,476
31,738		7.500%, due 10/15/29	33,204
50,433		7.500%, due 12/15/29	52,769
40,361		7.500%, due 01/15/30	42,207
88,898		7.500%, due 02/15/30	92,965
44,332		7.500%, due 05/15/30	46,360
29,184		7.500%, due 06/15/30	30,520
39,670		7.500%, due 07/15/30	41,485
44,183		7.500%, due 08/15/30	46,204
28,960		7.500%, due 10/15/30	30,284
4,404		7.500%, due 11/15/30	4,605
1,958		7.500%, due 01/15/31	2,047
25,958		7.500%, due 02/15/31	27,139
18,038		7.500%, due 03/15/31	18,858
12,740		7.500%, due 04/15/31	13,319
1,636		7.500%, due 09/15/31	1,711
551,289		7.500%, due 12/15/31	576,483
83,838		7.500%, due 01/15/32	87,679
89,657		7.500%, due 03/15/32	93,758
1,589		7.500%, due 04/15/32	1,661
46,266		7.500%, due 05/15/32	48,367
108,530		7.500%, due 06/15/32	113,461
52,109		7.500%, due 07/15/32	54,476
49,688		7.500%, due 08/15/32	51,945
695,042		7.500%, due 09/15/32	726,617
			6,981,938
		Total U.S. Government Agency Obligations (Cost $683,123,887)	672,380,044
U.S. TREASURY OBLIGATIONS: 9.7%
		U.S. Treasury Bonds: 4.8%
19,452,000	L	2.000%, due 01/15/16	18,864,994
18,768,000	L	5.125%, due 05/15/16	18,751,878
20,153,000	L	5.375%, due 02/15/31	20,507,269
17,576,000	L	6.000%, due 02/15/26	19,043,877
17,607,000	L	6.250%, due 08/15/23	19,424,113
			96,592,131
		U.S. Treasury Note: 4.9%
29,640,000	L	2.375%, due 04/15/11	29,980,649
11,742,000	L	4.875%, due 05/15/09	11,665,865
32,704,000		5.125%, due 06/30/08	32,693,796
14,255,000		5.125%, due 06/30/11	14,276,169
14,392,000		5.310%, due 05/15/16	8,630,954
			97,247,433
		Total U.S. Treasury Obligations (Cost $196,561,852)	193,839,564

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP INTERMEDIATE BOND PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount			Value
ASSET-BACKED SECURITIES: 4.5%
		Automobile Asset-Backed Securities: 0.9%
$1,049,528		Capital Auto Receivables Asset Trust, 2.750%, due 04/16/07	$1,047,392
330,000		Capital Auto Receivables Asset Trust, 5.030%, due 10/15/09	327,148
1,168,000		Capital One Prime Auto Receivables Trust, 5.010%, due 11/15/11	1,150,817
5,864,000	S	Carmax Auto Owner Trust, 4.210%, due 01/15/10	5,765,210
818,105		Honda Auto Receivables Owner Trust, 2.790%, due 03/16/09	804,021
1,854,000	S	Honda Auto Receivables Owner Trust, 3.820%, due 05/21/10	1,794,669
2,427,877	S	Nissan Auto Receivables Owner Trust, 2.610%, due 07/15/08	2,397,664
4,778,000	S	Nissan Auto Receivables Owner Trust, 4.190%, due 07/15/09	4,697,653
630,000		Nissan Auto Receivables Owner Trust, 4.740%, due 09/15/09	622,409
13,145		USAA Auto Owner Trust, 2.040%, due 02/16/10	13,046
			18,620,029
		Credit Card Asset-Backed Securities: 0.8%
6,000		Bank One Issuance Trust, 4.540%, due 09/15/10	5,893
6,000		Capital One Master Trust, 4.900%, due 03/15/10	5,969
6,496,000	S	Citibank Credit Card Issuance Trust, 4.850%, due 02/10/11	6,384,948
375,000		Citibank Credit Card Master Trust I, 5.875%, due 03/10/11	378,158
4,472,000	S	Citibank Credit Card Master Trust I, 6.050%, due 01/15/10	4,512,027
4,124,000	S	MBNA Credit Card Master Note Trust, 4.900%, due 07/15/11	4,066,925
8,000	S	MBNA Credit Card Master Note Trust, 4.950%, due 06/15/09	7,988
1,192,000		MBNA Master Credit Card Trust USA, 5.900%, due 08/15/11	1,204,945
			16,566,853
		Home Equity Asset-Backed Securities: 1.1%
$2,949,764		Bayview Financial Acquisition Trust, 5.841%, due 09/28/43	$2,952,991
369,179		GMAC Mortgage Corp. Loan Trust, 5.553%, due 12/25/20	369,468
10,593,000		GSAA Trust, 5.242%, due 06/25/34	10,395,106
705,409		Merrill Lynch Mortgage Investors, Inc., 5.683%, due 07/25/34	707,402
1,114,000	+	Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	1,098,772
1,977,000	+,S	Renaissance Home Equity Loan Trust, 4.723%, due 11/25/35	1,948,167
1,380,000	+	Renaissance Home Equity Loan Trust, 5.608%, due 05/25/36	1,369,837
1,990,000	S	Wells Fargo Home Equity Trust, 3.970%, due 09/25/24	1,967,043
500,000		Wells Fargo Home Equity Trust, 4.430%, due 11/25/25	492,930
			21,301,716
		Other Asset-Backed Securities: 1.7%
505,821		Amortizing Residential Collateral Trust, 5.823%, due 05/25/32	506,849
996,000		Caterpillar Financial Asset Trust, 5.590%, due 02/25/09	995,966
217		Chase Funding Mortgage Loan, 2.734%, due 09/25/24	217
4,000		Chase Funding Mortgage Loan, 4.045%, due 05/25/33	3,923
1,192,276		Chase Funding Mortgage Loan, 5.623%, due 07/25/33	1,195,949
2,312,000		Countrywide Asset-Backed Certificates, 4.493%, due 02/25/36	2,272,304
2,766,000	+,S	Credit-Based Asset Servicing and Securitization, 5.501%, due 12/25/36	2,744,243
3,375,000		Equity One ABS, Inc., 5.050%, due 09/25/33	3,300,210
1,766,671	S	Fannie Mae Grantor Trust, 5.463%, due 04/25/35	1,769,656
6,239,758	S	Lehman XS Trust, 5.603%, due 08/25/35	6,260,197
862,740		Long Beach Mortgage Loan Trust, 5.653%, due 01/25/36	865,724

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP INTERMEDIATE BOND PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Other Asset-Backed Securities (continued)
$3,846,000	S	Merrill Lynch Mortgage Investors, Inc., 5.523%, due 01/25/37	$3,849,213
2,065,000	+,S	Merrill Lynch Mortgage Investors, Inc., 5.609%, due 03/25/37	2,051,351
3,000		Popular ABS Mortgage Pass-Through Trust, 3.735%, due 12/25/34	2,977
3,000		Popular ABS Mortgage Pass-Through Trust, 4.000%, due 12/25/34	2,943
1,697,000	S	Popular ABS Mortgage Pass-Through Trust, 4.596%, due 11/25/35	1,670,907
376,714		Residential Asset Mortgage Products, Inc., 5.633%, due 06/25/33	377,449
5,931,858	+,S	Structured Asset Securities Corp., 6.000%, due 03/25/34	5,914,885
			33,784,963
		Total Asset-Backed Securities (Cost $91,308,638)	90,273,561
COLLATERALIZED MORTGAGE OBLIGATIONS: 26.0%
		Commercial Mortgage-Backed Securities: 6.3%
385,000		Banc of America Commercial Mortgage, Inc., 4.429%, due 11/10/39	361,440
3,941,000	S	Banc of America Commercial Mortgage, Inc., 4.502%, due 07/10/42	3,724,316
7,612,000	S	Banc of America Commercial Mortgage, Inc., 4.611%, due 07/10/43	7,346,303
2,735,000	S	Banc of America Commercial Mortgage, Inc., 4.764%, due 07/10/45	2,638,796
4,720,000	S	Banc of America Commercial Mortgage, Inc., 4.772%, due 07/11/43	4,606,783
4,150,000	S	Banc of America Commercial Mortgage, Inc., 4.891%, due 07/10/45	3,955,350
970,000		Banc of America Commercial Mortgage, Inc., 6.186%, due 06/11/35	988,146
3,083,000	S	Bear Stearns Commercial Mortgage Securities, 3.880%, due 08/13/39	2,946,233
$195,000		Bear Stearns Commercial Mortgage Securities, 4.030%, due 02/13/46	$184,798
3,380,000	S	Bear Stearns Commercial Mortgage Securities, 4.170%, due 01/12/41	3,263,511
1,206,000		Bear Stearns Commercial Mortgage Securities, 4.565%, due 07/11/42	1,142,852
777,000		Capco America Securitization Corp., 6.260%, due 10/15/30	786,579
279,000		Capco America Securitization Corp., 6.460%, due 10/15/30	283,928
6,167,579	S	Chase Manhattan Bank-First Union National Bank, 7.439%, due 08/15/31	6,447,342
1,540,000	S	Citigroup Commercial Mortgage Trust, 5.721%, due 03/15/49	1,545,149
819,000		Commercial Mortgage Pass Through Certificates, 3.600%, due 03/10/39	780,866
1,470,000		Credit Suisse Mortgage Capital Certificates, 4.991%, due 06/15/38	1,440,600
3,239,551	S	CS First Boston Mortgage Securities Corp., 3.727%, due 03/15/35	3,079,412
17,000		CS First Boston Mortgage Securities Corp., 3.861%, due 03/15/36	16,468
745,000		CS First Boston Mortgage Securities Corp., 4.321%, due 01/15/37	701,772
2,328,000	S	CS First Boston Mortgage Securities Corp., 4.801%, due 03/15/36	2,198,601
1,777,000	S	CS First Boston Mortgage Securities Corp., 5.183%, due 11/15/36	1,725,138
4,000		CS First Boston Mortgage Securities Corp., 7.544%, due 04/15/62	4,276
22,000		DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	22,240
63,000		DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	65,428
3,400,000	S	First Union National Bank Commercial Mortgage, 6.663%, due 01/12/43	3,518,635
2,417,213		GE Capital Commercial Mortgage Corp., 3.752%, due 07/10/39	2,348,181
793,000		GE Capital Commercial Mortgage Corp., 4.371%, due 01/10/38	756,061

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP INTERMEDIATE BOND PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Commercial Mortgage-Backed Securities (continued)
$301,000		GE Capital Commercial Mortgage Corp., 4.865%, due 07/10/39	$288,857
1,933,960	S	GE Capital Commercial Mortgage Corp., 5.560%, due 06/10/38	1,930,538
1,800,000	S	Greenwich Capital Commercial Funding Corp., 6.032%, due 11/10/11	1,812,938
1,011,235		JP Morgan Chase Commercial Mortgage Securities Corp., 4.200%, due 07/12/35	970,911
3,890,000	S	JP Morgan Chase Commercial Mortgage Securities Corp., 4.223%, due 01/15/42	3,713,504
6,696,581	S	JP Morgan Chase Commercial Mortgage Securities Corp., 4.275%, due 01/12/37	6,437,316
10,000		JP Morgan Chase Commercial Mortgage Securities Corp., 4.449%, due 01/12/38	9,492
810,000		JP Morgan Chase Commercial Mortgage Securities Corp., 5.834%, due 04/15/45	812,932
4,589,000	S	JP Morgan Chase Commercial Mortgage Securities Corp., 5.857%, due 10/12/35	4,600,493
1,580,000	S	JP Morgan Chase Commercial Mortgage Securities Corp., 5.862%, due 04/15/45	1,586,794
1,794,000	S	LB-UBS Commercial Mortgage Trust, 3.992%, due 10/15/29	1,709,663
10,000		LB-UBS Commercial Mortgage Trust, 4.201%, due 12/15/29	9,558
499,000		LB-UBS Commercial Mortgage Trust, 4.310%, due 02/15/30	476,515
567,000		LB-UBS Commercial Mortgage Trust, 4.510%, due 12/15/29	534,927
176,000		LB-UBS Commercial Mortgage Trust, 4.567%, due 06/15/29	171,507
2,416,000	S	LB-UBS Commercial Mortgage Trust, 4.998%, due 04/15/30	2,325,964
1,470,000		LB-UBS Commercial Mortgage Trust, 5.741%, due 06/15/32	1,474,364
5,220,000	S	LB-UBS Commercial Mortgage Trust, 6.226%, due 03/15/26	5,292,697
$4,500,000	S	LB-UBS Commercial Mortgage Trust, 7.370%, due 08/15/26	$4,739,724
2,725,000	S	Merrill Lynch Mortgage Trust, 4.892%, due 02/12/42	2,612,363
1,475,000		Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.439%, due 02/12/39	1,456,029
2,920,000	S	Morgan Stanley Capital I, 4.827%, due 06/12/47	2,788,921
7,670,000	S	Morgan Stanley Capital I, 5.007%, due 01/14/42	7,393,623
6,235,162	S	Mortgage Capital Funding, Inc., 6.663%, due 03/18/30	6,286,663
1,804,000	S	Nomura Asset Securities Corp., 6.690%, due 03/15/30	1,881,385
3,786,521	S	Prudential Commercial Mortgage Trust, 3.669%, due 02/11/36	3,572,826
1,470,000		Wachovia Bank Commercial Mortgage Trust, 5.726%, due 06/15/45	1,469,943
1,470,000		Wachovia Bank Commercial Mortgage Trust, 5.935%, due 06/15/45	1,476,949
			124,716,600
		Whole Loan Collateral PAC: 0.6%
1,833,625	S	MASTR Alternative Loans Trust, 8.500%, due 05/25/33	1,859,218
10,627,000	S	Residential Funding Mortgage Securities II, Inc., 6.000%, due 07/25/16	10,630,321
			12,489,539
		Whole Loan Collateral CMO: 19.0%
9,048,957	S	American Home Mortgage Investment Trust, 5.613%, due 11/25/45	9,087,742
7,465,390	S	American Home Mortgage Investment Trust, 5.763%, due 11/25/45	7,522,312
13,337,963	S	Banc of America Funding Corp., 5.277%, due 09/20/35	12,865,924
974,000		Banc of America Funding Corp., 5.640%, due 07/25/36	974,000
3,147,147	S	Banc of America Funding Corp., 5.667%, due 09/20/35	3,170,141
6,583,384	S	Banc of America Funding Corp., 5.750%, due 09/20/34	6,338,074

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP INTERMEDIATE BOND PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Whole Loan Collateral CMO (continued)
$6,606,958	S	Banc of America Funding Corp., 6.595%, due 06/20/35	$6,647,036
2,389,335	S	Banc of America Mortgage Securities, 5.250%, due 11/25/19	2,319,267
5,396,673	S	Banc of America Mortgage Securities, 5.500%, due 06/25/35	5,337,784
95,668		Bank of America Alternative Loan Trust, 5.500%, due 11/25/35	95,123
3,427,465	S	Bank of America Alternative Loan Trust, 6.500%, due 04/25/36	3,414,032
11,895,927	S	Bank of America Alternative Loan Trust, 6.500%, due 05/25/36	11,866,214
2,205,066	S	Bear Stearns Alt-A Trust, 5.643%, due 07/25/34	2,208,737
10,463,981	S	Bear Stearns Asset Backed Securities, Inc., 5.653%, due 11/25/35	10,474,207
2,355,274	S	Citigroup Mortgage Loan Trust, Inc., 5.443%, due 02/25/35	2,357,441
14,557,868	S	Citigroup Mortgage Loan Trust, Inc., 6.000%, due 11/25/35	14,420,326
14,460,063	S	Countrywide Alternative Loan Trust, 5.408%, due 10/25/35	14,017,339
2,129,627	S	Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	2,107,769
1,226,622		Countrywide Alternative Loan Trust, 5.623%, due 02/25/35	1,227,856
1,872,475	S	Countrywide Alternative Loan Trust, 6.000%, due 05/25/36	1,872,683
20,557,201	S	Countrywide Home Loan Mortgage Pass Through Trust, 5.390%, due 02/25/35	20,688,767
1,824,255	S	CS First Boston Mortgage Securities Corp., 5.000%, due 08/25/20	1,775,355
15,509,484	S	First Horizon Alternative Mortgage Securities, 5.500%, due 08/25/35	15,059,094
3,919,384	S	GMAC Mortgage Corp. Loan Trust, 4.598%, due 10/19/33	3,774,273
9,571,439	S	GMAC Mortgage Corp. Loan Trust, 5.259%, due 03/18/35	9,232,700
1,679,280	#	GSMPS Mortgage Loan Trust, 5.673%, due 01/25/35	1,687,527
$2,643,652	S	Harborview Mortgage Loan Trust, 5.720%, due 01/19/35	$2,654,748
1,702,463	S	Homebanc Mortgage Trust, 5.753%, due 08/25/29	1,706,748
1,640,761	S	JP Morgan Alternative Loan Trust, 5.518%, due 01/25/36	1,622,699
15,000,000	S	JP Morgan Alternative Loan Trust, 5.520%, due 08/25/36	15,000,000
12,637,337	S	MASTR Adjustable Rate Mortgages Trust, 5.366%, due 06/25/35	12,112,167
6,412,378	S	MASTR Alternative Loans Trust, 5.500%, due 01/25/20	6,328,430
766,509		MASTR Alternative Loans Trust, 6.500%, due 05/25/33	768,694
4,287,102	S	MASTR Seasoned Securities Trust, 5.723%, due 10/25/32	4,295,127
2,692,275	S	MLCC Mortgage Investors, Inc., 5.553%, due 04/25/29	2,695,585
1,241,128		MLCC Mortgage Investors, Inc., 5.643%, due 01/25/29	1,242,946
124,359		MortgageIT Trust, 5.693%, due 11/25/35	124,367
12,892,466	S	Residential Accredit Loans, Inc., 5.500%, due 05/25/34	11,861,662
7,957,983	S	Residential Accredit Loans, Inc., 5.500%, due 08/25/35	8,003,839
1,999,750	S	Residential Accredit Loans, Inc., 5.553%, due 05/25/46	1,999,001
5,544,511	S	Residential Accredit Loans, Inc., 5.723%, due 04/25/35	5,566,167
1,571,494	S	Residential Funding Mtg Sec I, 5.773%, due 05/25/33	1,579,121
1,454,256		Sequoia Mortgage Trust, 5.648%, due 01/20/35	1,456,930
2,063,123	S	Structured Adjustable Rate Mortgage Loan Trust, 5.633%, due 07/25/35	2,073,298
3,409,226	S	Structured Asset Mortgage Investments, Inc., 5.610%, due 04/19/35	3,416,150
15,057,308	S	Structured Asset Mortgage Investments, Inc., 6.274%, due 12/27/35	15,311,293
1,986,058	S	Structured Asset Securities Corp., 5.500%, due 07/25/33	1,894,824

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP INTERMEDIATE BOND PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Whole Loan Collateral CMO (continued)
$3,665,925	S	Thornburg Mortgage Securities Trust, 5.673%, due 12/25/33	$3,673,846
3,761,852	S	Thornburg Mortgage Securities Trust, 5.693%, due 09/25/34	3,777,937
9,446,134	S	Wamu Alternative Mortgage Pass-Through Certs., 5.252%, due 05/25/46	9,430,982
2,969,813	S	Wamu Alternative Mortgage Pass-Through Certs., 5.252%, due 06/25/46	2,969,813
15,258,000	S	Wamu Alternative Mortgage Pass-Through Certs., 5.621%, due 07/25/46	15,258,000
2,000,000	S	Wamu Alternative Mortgage Pass-Through Certs., 5.681% due 06/25/36	2,000,000
15,788,078	S	Wamu Alternative Mortgage Pass-Through Certs., 5.750%, due 02/25/36	15,646,513
2,568,285	S	Washington Mutual, Inc., 5.545%, due 06/25/44	2,576,181
2,372,952	S	Washington Mutual, Inc., 5.573%, due 01/25/45	2,376,759
15,964,133	S	Washington Mutual, Inc., 5.627%, due 01/25/36	15,480,308
2,340,548	S	Washington Mutual, Inc., 5.633%, due 01/25/45	2,353,157
4,374,777	S	Washington Mutual, Inc., 5.723%, due 08/25/45	4,403,569
4,475,452	S	Washington Mutual, Inc., 6.000%, due 06/25/34	4,376,155
5,950,000	S	Wells Fargo Mortgage Backed Securities Trust, 4.500%, due 08/25/18	5,502,508
7,047,163	S	Wells Fargo Mortgage Backed Securities Trust, 5.000%, due 12/25/33	6,542,854
11,107,077	S	Wells Fargo Mortgage Backed Securities Trust, 5.387%, due 08/25/35	10,751,520
			379,375,621
		Whole Loan Collateral Support CMO: 0.1%
2,318,101		Banc of America Mortgage Securities, 5.500%, due 11/25/33	2,251,715
			2,251,715
		Total Collateralized Mortgage Obligations (Cost $528,414,019)	518,833,475
MUNICIPAL BONDS: 0.7%
		Municipal: 0.7%
615,000		City of New York 5.000%, due 04/01/35	622,774
$4,020,000		City of San Diego 7.125%, due 06/01/32	$4,008,985
9,410,000		Michigan Tobacco Settlement Finance Authority, 7.309%, due 06/01/34	9,381,958
		Total Municipal Bonds (Cost $14,061,089)	14,013,717
OTHER BONDS: 0.2%
		Sovereign: 0.2%
2,310,000	@@	Corp. Andina de Fomento CAF, 5.125%, due 05/05/15	2,159,418
2,415,000	@@,L	Mexico Government International Bond, 6.750%, due 09/27/34	2,354,625
		Total Other Bonds (Cost $4,910,574)	4,514,043

Shares			Value
PREFERRED STOCK: 1.9%
		Banks: 0.4%
845	#	DG Funding Trust	8,920,031
			8,920,031
		Diversified Financial Services: 0.4%
285,000	C	Merrill Lynch & Co., Inc.	7,059,450
80,225	C	National Rural Utilities Cooperative Finance Corp.	1,750,510
			8,809,960
		Insurance: 0.8%
256,691	@@	Aegon NV	6,016,837
100,168	@@	Aegon NV	2,529,242
270,875	C	Metlife, Inc.	6,671,651
			15,217,730
		Real Estate Investment Trusts: 0.3%
204,807	C	Duke Realty Corp.	5,028,012
			5,028,012
		Total Preferred Stock (Cost $39,299,288)	37,975,733
		Total Long-Term Investments (Cost $2,148,665,980)	2,107,554,517
SHORT-TERM INVESTMENTS: 18.8%
		Commercial Paper: 1.1%
1,000,000		Cadbury Schweppes, 5.480%, due 08/08/06	994,096
2,700,000		Verizon Global Funding Corp., 5.200%, due 07/05/06	2,698,050
17,500,000		Volkswagen, 5.430%, due 07/05/06	17,486,802
		Total Commercial Paper (Cost $21,178,948)	21,178,948

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP INTERMEDIATE BOND PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Repurchase Agreement: 6.6%
$132,675,000	Deutsche Bank Repurchase Agreement dated 06/30/06, 5.180%, due 07/03/06, $132,732,271 to be received upon repurchase (Collateralized by $135,773,000 Federal National Mortgage Association, 5.625%, Market Value plus accrued interest $135,329,414 due 03/16/09)		$132,675,000
		Total Repurchase Agreement (Cost $132,675,000)	132,675,000
		Securities Lending CollateralCC: 11.1%
222,577,281		The Bank of New York Institutional Cash Reserve Fund	222,577,281
		Total Securities Lending Collateral (Cost $222,577,281)	222,577,281
		Total Short-Term Investments (Cost $376,431,229)	376,431,229
	Total Investments In Securities (Cost $2,525,097,209)*	124.3%	$2,483,985,746
	Other Assets and Liabilities-Net	(24.3)	(486,284,194)
	Net Assets	100.0%	$1,997,701,552

@@        Foreign Issuer

+              Step-up basis bonds. Interest rates shown reflect current coupon rates.

#              Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rulm except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C             Bond may be called prior to maturity date.

cc            Securities purchased with cash collateral for securities loaned.

W            When-issued or delayed delivery security.

S              Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.

I               Illiquid security

L              Loaned security, a portion or all of the security is on loan at June 30, 2006.

**           Defaulted security

*              Cost for federal income tax purposes is $2,528,350,066.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$429,964
Gross Unrealized Depreciation	(44,794,284)
Net Unrealized Depreciation	$(44,364,320)

Information concerning open futures contracts at June 30, 2006 is shown below:

	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain (Loss)
Long Contracts
U.S. 2 Year Note	1,197	$242,729,168	09/29/06	$(901,020)
U.S. 5 Year Treasury Note	1,164	120,364,875	09/29/06	(760,172)
		$363,094,043		$(1,661,192)
Short Contracts
U.S. 2 Year Note	342	$(35,861,908)	09/20/06	$62,413
U.S. Long Bond	455	(48,528,594)	09/20/06	239,623
		$(84,390,502)		$302,036

Information concerning the Interest Rate Swap Agreements outstanding for the ING VP Intermediate Bond Portfolio at June 30, 2006, is shown below:

	Termination Date	Unrealized Appreciation
Receive a floating rate based on 6-month USD-LIBOR plus 2.255% on $14,330,898 and pay a fixed rate equal to 1.000% on Y3,100,000,000. Upon termination of the contract, receive $14,330,898 and pay Y3,100,000,000. Counterparty: UBS AG	03/01/34	$897,504
		$897,504

Information concerning the credit default swap agreements outstanding for the ING VP Intermediate Bond Portfolio at June 30, 2006 is shown below:

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Georgia Pacific 8.125% due 5/15/2011	Buy	(3.55)%	12/20/10	$1,030,000	$(42,489)
UBS AG	CDX.NA.IG.6	Buy	(0.40)%	6/20/11	$55,217,800	(74,344)
Morgan Stanley	CDX.NA.HY.6	Buy	(3.45)%	6/20/11	$5,501,000	11,923
Morgan Stanley	CDX.NA.HY.6	Buy	(3.45)%	6/20/11	$5,501,000	(25,759)
UBS AG	CDX.NA.HY.6	Buy	(3.45)%	6/20/11	$5,501,000	(97,046)
Morgan Stanley	CDX.NA.HY.6	Buy	(3.45)%	6/20/11	$5,501,000	(21,794)
Citibank N.A.	Windstream 8.125% due 8/1/2013	Buy	(1.60)%	9/20/11	$2,885,000	(15,843)
UBS AG	Windstream 8.125% due 8/1/2013	Buy	(1.63)%	9/20/11	$2,750,500	(16,547)
						$(281,899)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP MONEY MARKET PORTFOLIO(1)	AS OF JUNE 30, 2006 (UNAUDITED)

Investment Type Allocation
as of June 30, 2006

(as a percent of net assets)

Corporate Bonds/Notes	52.7%
Commercial Paper	32.4%
Repurchase Agreement	5.7%
Collateralized Mortgage Obligations	5.2%
Certificates of Deposit	4.6%
Other Assets and Liabilities, Net*	(0.6)%
Total	100.0%

* Includes short-term investments related to securities lending collateral.

Portfolio holdings are subject to change daily.

Principal Amount			Value
CERTIFICATE OF DEPOSIT: 4.6%
$13,000,000		Barclays, 5.200%, due 08/24/2006	$13,000,000
33,000,000		BNP Paribas, 5.330%, due 08/08/06	33,000,000
8,000,000		Credit Suisse, 5.506%, due 02/02/07	7,966,653
		Total Certificate Of Deposit (Cost $53,966,653)	53,966,653
COLLATERALIZED MORTGAGE OBLIGATIONS: 5.2%
10,750,000	@@,#,C	Cheyne High Grade CDO Ltd., 5.180%, due 11/10/06	10,750,000
13,900,000	@@,#,C,I	Newcastle CDO I Ltd., 5.353%, due 09/24/38	13,900,000
13,900,000	#,C,I	Newcastle CDO III Corp., 5.353%, due 09/24/38	13,900,000
13,700,000	@@,#,C	Putnam Structured Product CDO, 5.219%, due 10/15/38	13,700,000
8,500,000	@@,#,C	Whitehawk CDO Funding Ltd., 5.349%, due 09/15/06	8,500,000
		Total Collateralized Mortgage Obligation (Cost $60,750,000)	60,750,000
COMMERCIAL PAPER: 32.4%
21,000,000		Alliance & Leicester, 5.410%, due 09/22/06	20,738,066
3,000,000		ANZ National, 5.170%, due 04/04/07	2,880,659
17,000,000		ASB Bank, 5.385%, due 09/22/2006	16,788,938
10,000,000		Concord Minutemen Capital Co. LLC, 5.160%, due 07/05/06	9,994,267
8,077,000		Concord Minutemen Capital Co. LLC, 5.320%, due 07/24/06	8,049,547
10,000,000		Crown Point Cap, 5.120%, due 07/07/06	9,992,789
46,000,000		Crown Point Cap, 5.240%, due 07/14/06	45,912,958
11,100,000		Dexia Del, 5.350%, due 07/06/06	11,091,752
11,500,000		Duke Funding, 5.300%, due 07/13/06	11,479,683
$21,000,000		Jupiter Sec, 5.290%, due 07/25/06	$20,925,940
11,000,000		Master FDG, 5.300%, due 07/31/2006	10,951,417
51,349,000		Monument Gardens, 5.410%, due 09/22/06	50,735,813
11,000,000		Old Line FDG, 5.300%, due 08/08/06	10,938,461
52,500,000		St. Germain, 5.275%, due 08/01/06	52,266,055
18,734,000		Three Pillars, 5.140%, due 07/07/06	18,715,466
5,000,000		Thunder Bay, 5.160%, due 07/20/06	4,986,383
54,000,000		Tulip Funding Co., 5.330%, due 07/31/06	53,757,485
8,000,000		Variable FDG, 5.210%, due 07/05/06	7,995,369
13,865,000		Yorktown Cap, 5.130%, due 07/11/06	13,830,063
		Total Commercial Paper (Cost $382,031,111)	382,031,111
CORPORATE BONDS/NOTES: 52.7%
25,000,000	#	Allstate Life Global Funding II, 5.180%, due 11/09/06	25,004,675
15,000,000	#	Allstate Life Global Funding II, 5.578%, due 04/02/07	15,008,970
24,800,000		American Express Bank FSB, 5.283%, due 01/26/07	24,800,000
16,000,000		American Express Bank FSB, 5.356%, due 12/01/06	16,002,581
6,239,000		American General Finance Corp., 4.004%, due 07/14/06	6,242,917
17,200,000	#,C	American General Finance Corp., 5.299%, due 07/13/07	17,199,850
8,000,000		American General Finance Corp., 5.453%, due 03/15/07	8,015,494
17,100,000	@@,#	American Honda Finance Corp., 5.216%, due 09/18/06	17,100,000
5,000,000	@@,#	American Honda Finance Corp., 5.454%, due 09/21/06	5,000,475
9,500,000	#	Bank of New York, 5.395%, due 07/27/07	9,500,000
12,300,000		Bear Stearns Cos., Inc., 5.179%, due 07/05/07	12,300,000
12,750,000		Bear Stearns Cos., Inc., 5.381%, due 07/27/07	12,750,000
6,000,000		Bear Stearns Cos., Inc., 5.506%, due 03/01/07	6,007,362
17,000,000		BNP Paribas, 5.286%, due 01/26/07	17,000,000
24,000,000		Credit Suisse, 5.015%, due 01/12/07	23,992,862
5,000,000		Credit Suisse, 5.470%, due 03/27/07	4,999,746
35,000,000	#	Concord Minutemen Capital Co. LLC, 5.160%, due 07/12/07	34,997,596
41,000,000		Duke Funding, 5.118%, due 12/06/06	41,000,000
16,000,000		General Electric Capital Corp., 5.250%, due 07/09/07	16,000,000

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP MONEY MARKET PORTFOLIO(1)	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount				Value
$18,500,000	L	General Electric Capital Corp., 5.497%, due 06/22/07		$18,515,711
3,500,000		Goldman Sachs Inc., 5.163%, due 01/09/07		3,503,945
10,500,000	I	Goldman Sachs Inc., 5.190%, due 05/11/07		10,500,000
12,050,000	#	Goldman Sachs Inc., 5.219%, due 07/13/07		12,050,000
11,000,000	I	Goldman Sachs Inc., 5.224%, due 02/14/07		11,000,000
7,800,000	@@,#	HBOS Treasury Services PLC, 5.396%, due 08/01/07		7,800,000
19,500,000	@@,#	HBOS Treasury Services PLC, 5.530%, due 07/24/07		19,500,000
7,000,000	@@,#	HBOS Treasury Services PLC, 7.722%, due 01/12/07		6,915,482
13,191,000		HSBC Finance Corp., 5.417%, due 03/01/07		13,397,838
1,980,000		Lehman Brothers Holdings, Inc., 5.598%, due 06/15/07		2,028,182
22,000,000		Merrill Lynch & Co., Inc., 5.280%, due 10/27/06		22,007,978
32,000,000		Merrill Lynch & Co., Inc., 5.320%, due 07/27/07		32,000,000
31,400,000	#,I	Money Market Trust, 5.274%, due 07/10/07		31,400,000
1,047,000		Morgan Stanley, 4.037%, due 03/01/07		1,056,643
13,500,000	C	Morgan Stanley, 5.410%, due 04/01/07		13,537,088
15,000,000		Morgan Stanley, 5.640%, due 01/12/07		15,009,285
30,500,000		PNC Bank, 5.320%, due 01/29/07		30,499,500
15,000,000		Toyota Motor Credit Corp., 5.276%, due 04/26/07		15,000,000
24,600,000	#	Verizon Global Funding Corp., 5.439%, due 01/12/07		24,600,000
10,800,000		Wells Fargo & Co., 5.396%, due 08/02/07		10,800,000
7,800,000		Westpac Banking Corp., 5.340%, due 07/11/07		7,800,000
		Total Corporate Bonds/Notes (Cost $621,844,180)		621,844,180

REPURCHASE AGREEMENT: 5.7%

67,459,000		Goldman Sachs Repurchase Agreement dated 06/30/06, 5.230%, due 07/03/06, 67,488,401 to be received upon repurchase (Collateralized by $71,859,000 Federal Home Loan Mortgage Corporation, 5.125%, Market Value plus accrued interest $68,808,696, due 10/24/07).		67,459,000
		Total Repurchase Agreement (Cost $67,459,000)		67,459,000
SECURITIES LENDING COLLATERALCC: 0.1%
$867,863		The Bank of New York Institutional Cash Reserves Fund		$867,863
		Total Securities Lending Collateral (Cost $867,863)		867,863
		Total Investments in Securities (Cost $1,186,918,807)*	100.7%	$1,186,918,807
		Other Assets and Liabilities-Net	(0.7)	(8,059,185)
		Net Assets	100.0%	$1,178,859,622

(1)                                  All securities with a maturity date greater than one year have either a variable rate, a demand feature, are prerefunded, or an optional or mandatory put resulting in an effective maturity of one year or less. Rate shown reflects current rate.

@@                        Foreign Issuer

#                                         Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C                                        Bond may be called prior to maturity date.

cc                                    Securities purchased with cash collateral for securities loaned.

I                                            Illiquid security

L                                         Loaned security, a portion or all of the security is on loan at June 30, 2006.

*                                         Cost for federal income tax purposes is the same for financial statement purposes.

See Accompanying Notes to Financial Statements

ING VP GLOBAL SCIENCE AND	PORTFOLIO OF INVESTMENTS
TECHNOLOGY PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED)

Country Allocation

as of June 30, 2006

(as a percent of net assets)

 *   Includes short-term investments related to securities lending collateral and U.S. government agency obligation.

(1)   Includes seven countries, which each represents <1.1% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value
COMMON STOCK: 96.3%
		Belgium: 0.8%
27,200	@,L	Option NV	$651,578
			651,578
		Bermuda: 1.1%
15,200		Accenture Ltd.	430,464
10,700	@	Marvell Technology Group Ltd.	474,331
			904,795
		Brazil: 0.3%
8,400	L	Tim Participacoes SA ADR	231,420
			231,420
		Finland: 1.0%
39,500		Nokia OYJ ADR	800,270
			800,270
		France: 1.4%
49,600	@	Alcatel SA ADR	625,456
5,000		Neopost SA	569,307
			1,194,763
		Germany: 2.8%
15,200		MAN AG	1,100,127
23,600		SAP AG ADR	1,239,472
			2,339,599
		Guernsey: 1.2%
28,000	@	Amdocs Ltd.	1,024,800
			1,024,800
		Hong Kong: 2.1%
135,000	L	ASM Pacific Technology	$659,192
123,000		China Mobile Hong Kong Ltd.	703,396
20,500	@,L	Tom Online, Inc. ADR	395,650
			1,758,238
		India: 0.5%
51,000	@	Bharti Airtel Ltd.	410,611
			410,611
		Japan: 2.9%
51,100		Nabtesco Corp.	574,484
24,200		Nippon System Development Co., Ltd.	841,170
8,800		Otsuka Corp.	992,350
			2,408,004
		Mexico: 0.8%
19,300		America Movil SA de CV ADR	641,918
			641,918
		Netherlands: 1.6%
42,800	@,L	ASML Holding NV	865,416
19,000		Ordina NV	439,147
			1,304,563
		Norway: 0.4%
103,500	@,L	Fast Search & Transfer ASA	328,692
			328,692
		Singapore: 1.8%
45,000	@,L	Chartered Semiconductor Manufacturing Ltd. ADR	391,500
50,100	@	Flextronics International Ltd.	532,062
900,000	@	STATS ChipPAC Ltd.	571,883
			1,495,445
		South Korea: 1.5%
2,200	@	NHN Corp.	762,990
700		Samsung Electronics Co., Ltd.	444,296
			1,207,286
		Sweden: 0.7%
17,800		Telefonaktiebolaget LM Ericsson ADR	588,112
			588,112
		Switzerland: 2.1%
19,750		Novartis AG ADR	1,064,920
7,900		Roche Holding AG ADR	651,669
			1,716,589
		Taiwan: 3.3%
100,000		Foxlink	405,978
90,361		HON HAI Precision Industry Co., Ltd.	557,898
507,640		Lite-On Technology Corp.	752,303
244,000		Unimicron Technology Corp.	317,472
569,000	@	Wistron Corp.	666,770
			2,700,421
		United Kingdom: 2.4%
59,000	@	Autonomy Corp. PLC	446,808
376,100	@	Colt Telecom Group PLC	406,862

See Accompanying Notes to Financial Statements

ING VP GLOBAL SCIENCE AND	PORTFOLIO OF INVESTMENTS
TECHNOLOGY PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		United Kingdom (continued)
117,800		Meggitt PLC	$694,329
57,400	@	Wolfson Microelectronics PLC	474,814
			2,022,813
		United States: 67.6%
16,400	@,L	ADC Telecommunications, Inc.	276,504
30,500	@,L	Adobe Systems, Inc.	925,980
58,900	@	Agere Systems, Inc.	865,830
21,000	@	Agilent Technologies, Inc.	662,760
40,600	@,L	Akamai Technologies, Inc.	1,469,314
45,600	@,L	Alexion Pharmaceuticals, Inc.	1,647,072
4,400		Allergan, Inc.	471,944
13,000		Alltel Corp.	829,790
20,300		Analog Devices, Inc.	652,442
23,500	@	Apple Computer, Inc.	1,342,320
52,500	L	Applied Materials, Inc.	854,700
31,600	@,L	aQuantive, Inc.	800,428
56,800	@	Atheros Communications, Inc.	1,076,928
96,700	@,L	BEA Systems, Inc.	1,265,803
49,700	@,L	BioMarin Pharmaceuticals, Inc.	714,189
6,700		Black Box Corp.	256,811
27,650	@	Broadcom Corp.	830,883
52,100	@	Cadence Design Systems, Inc.	893,515
33,700	@	Ceridian Corp.	823,628
86,900	@	Cisco Systems, Inc.	1,697,157
13,400	@,L	Coherent, Inc.	451,982
35,600	@	Corning, Inc.	861,164
11,700		CR Bard, Inc.	857,142
16,400		CVS Corp.	503,480
11,400	@,L	DaVita, Inc.	566,580
9,000	@,L	Edwards Lifesciences Corp.	408,870
10,300	@,L	Electronic Arts, Inc.	443,312
44,400	@	EMC Corp.	487,068
12,500	@	Fiserv, Inc.	567,000
31,700	@	Foundry Networks, Inc.	337,922
7,800	@	Genentech, Inc.	638,040
10,700	@	Gilead Sciences, Inc.	633,012
15,300		Goodrich Corp.	616,437
3,600	@	Google, Inc.	1,509,588
20,400		Harris Corp.	846,804
44,800		Hewlett-Packard Co.	1,419,264
21,700	@,L	Huron Consulting Group, Inc.	761,453
38,900	@	Informatica Corp.	511,924
36,600		Intel Corp.	693,570
13,300		International Business Machines Corp.	1,021,706
17,400		Intersil Corp.	404,550
61,900	@	Kemet Corp.	570,718
41,878	@,L	Keryx Biopharmaceuticals, Inc.	594,668
11,600	L	KLA-Tencor Corp.	482,212
16,050	@,L	Lam Research Corp.	748,251
16,200	@	Leap Wireless International, Inc.	768,690
15,900		Lockheed Martin Corp.	1,140,666
18,400		Manor Care, Inc.	863,328
19,300	@	MEMC Electronic Materials, Inc.	723,750
18,900		Merck & Co., Inc.	688,527
14,800		Microchip Technology, Inc.	496,540
34,000	@	Micron Technology, Inc.	512,040
39,300		Microsoft Corp.	915,690
16,900		Molex, Inc.	567,333
17,900	@	Monster Worldwide, Inc.	763,614
35,900		Motorola, Inc.	723,385
10,400		National Semiconductor Corp.	248,040
32,400	@,L	Network Appliance, Inc.	$1,143,720
10,100	@,L	Northstar Neuroscience, Inc.	104,838
29,300	@	Oplink Communications, Inc.	536,483
103,800	@	Oracle Corp.	1,504,062
20,400		Qualcomm, Inc.	817,428
11,300		Quest Diagnostics	677,095
26,400	@	Regeneron Pharmaceuticals, Inc.	338,448
15,886	@,L	Renovis, Inc.	243,215
33,500		Schering-Plough Corp.	637,505
32,500	@,L	Sybase, Inc.	630,500
63,600	@,L	TIBCO Software, Inc.	448,380
60,600	@,L	TTM Technologies, Inc.	876,882
35,700	@,L	Varian Medical Systems, Inc.	1,690,395
21,195	@	Waters Corp.	941,058
29,000	@,L	Wright Medical Group, Inc.	606,970
28,700	@,L	Yahoo!, Inc.	947,100
			55,850,397
		Total Common Stock (Cost $75,435,049)	79,580,314

Principal Amount			Value
SHORT-TERM INVESTMENTS: 19.9%

	U.S. Government Agency Obligation: 1.4%
$1,200,000	Federal Home Loan Bank, 5.140%, due 07/14/06		1,197,601
	Total U.S. Government Agency Obligation (Cost $1,197,601)		1,197,601
	Securities Lending CollateralCC: 18.5%
15,269,180	The Bank of New York Institutional Cash Reserves Fund		15,269,180
	Total Securities Lending Collateral (Cost $15,269,180)		15,269,180
	Total Short-Term Investments (Cost $16,466,781)		16,466,781
	Total Investments In Securities (Cost $91,901,830)*	116.2%	$96,047,095
	Other Assets and Liabilities-Net	(16.2)	(13,405,448)
	Net Assets	100.0%	$82,641,647

@                                    Non-income producing security

ADR                     American Depositary Receipt

cc                                    Securities purchased with cash collateral for securities loaned.

L                                         Loaned security, a portion or all of the security is on loan at June 30, 2006.

*                                         Cost for federal income tax purposes is $92,009,826.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$7,378,076
Gross Unrealized Depreciation	(3,340,807)
Net Unrealized Appreciation	$4,037,269

See Accompanying Notes to Financial Statements

ING VP GLOBAL SCIENCE AND	PORTFOLIO OF INVESTMENTS
TECHNOLOGY PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Industry	Percentage of Net Assets
Aerospace/Defense	3.0%
Biotechnology	3.9
Commercial Services	1.4
Computers	11.6
Electrical Components & Equipment	0.7
Electronics	6.4
Federal Home Loan Bank	1.4
Healthcare - Products	4.4
Healthcare - Services	2.6
Holding Companies - Diversified	0.5
Internet	8.6
Machinery - Diversified	2.0
Office/Business Equipment	0.7
Pharmaceuticals	6.2
Retail	0.6
Semiconductors	13.8
Software	11.6
Telecommunications	18.3
Securities Lending Collateral	18.5
Other Assets and Liabilities, Net	(16.2)
Net Assets	100.0%

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP INTERNATIONAL EQUITY PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED)

Country Allocation

as of June 30, 2006

(as a percent of net assets)

 *             Includes short-term investments related to securities lending collateral and repurchase agreement.

(1)         Includes eight countries, which each represents < 1.4% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value
COMMON STOCK: 98.0%
		Australia: 5.1%
61,938		BHP Billiton Ltd.	$1,339,649
110,000		BlueScope Steel Ltd.	650,303
35,700		National Australia Bank Ltd.	928,924
46,800		QBE Insurance Group Ltd.	711,494
			3,630,370
		Belgium: 2.5%
9,000		KBC Bancassurance Holding	965,932
5,700		Umicore	761,002
			1,726,934
		Brazil: 0.8%
6,600		Petroleo Brasileiro SA ADR	589,446
			589,446
		China: 0.7%
291,000		China Life Insurance Co., Ltd.	460,977
			460,977
		Egypt: 0.7%
12,700		Orascom Telecom Holding SAE GDR	524,250
			524,250
		Finland: 1.0%
27,200	L	Fortum OYJ	694,905
			694,905
		France: 10.9%
72,809		Alcatel SA	$918,414
10,113	@,#	Atos Origin	661,101
11,900		BNP Paribas	1,137,929
10,800		Bouygues	554,567
7,464		Lagardere SCA	550,184
21,000		Total SA	1,379,529
15,138		Veolia Environnement	781,079
8,400		Vinci SA	863,813
24,997		Vivendi Universal SA	873,212
			7,719,828
		Germany: 9.1%
14,829	L	DaimlerChrysler AG	730,389
7,116		Deutsche Bank AG	799,356
31,100		Deutsche Post AG	835,313
75,900		Deutsche Telekom AG	1,218,146
6,900		Fresenius Medical Care AG	789,239
7,700	L	Merck KGaA	699,945
4,669		Muenchener Rueckversicherungs AG	637,112
8,700		RWE AG	722,561
			6,432,061
		Greece: 1.8%
19,137		Coca-Cola Hellenic Bottling Co.	569,834
18,431		OPAP SA	669,818
			1,239,652
		Hong Kong: 1.4%
55,000		Cheung Kong Holdings Ltd.	596,711
60,000		Hong Kong Exchanges and Clearing Ltd.	386,328
			983,039
		Indonesia: 0.8%
17,600		Telekomunikasi Indonesia Tbk PT ADR	564,960
			564,960
		Ireland: 1.0%
40,200		Bank of Ireland	714,594
			714,594
		Italy: 4.9%
141,235	L	Banca Intesa S.p.A.	824,065
31,700		ENI-Ente Nazionale Idrocarburi S.p.A.	931,124
20,300		ERG S.p.A.	505,729
26,308		Italcementi S.p.A	664,846
46,500	L	Mediaset S.p.A.	547,849
			3,473,613
		Japan: 24.5%
28,200		Don Quijote Co., Ltd.	639,979
141		East Japan Railway Co.	1,048,277
16,400		Hoya Corp.	583,842
245		Japan Tobacco, Inc.	894,737
96,000	L	Kawasaki Kisen Kaisha Ltd.	555,667
93		Kenedix, Inc.	405,031
17,800		Leopalace21 Corp.	613,187
75		Mitsubishi Tokyo Financial Group, Inc.	1,051,346
139		Mizuho Financial Group, Inc.	1,178,839

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP INTERNATIONAL EQUITY PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED)(CONTINUED)

Shares				Value
		Japan (continued)
74,000		Nippon Shinpan Co., Ltd.		$599,275
124		Nippon Telegraph & Telephone Corp.		605,440
17,000		NOK Corp.		493,631
4,400		Nomura Research Institute Ltd.		544,334
8,800		Sankyo Co., Ltd.		558,569
2,540		SFCG Co., Ltd.		578,518
87,000		Sumitomo Chemical Co., Ltd.		725,945
63,000		Sumitomo Corp.		832,882
43,000		Sumitomo Electric Industries Ltd.		629,843
122,000		Sumitomo Metal Industries Ltd.		504,052
41,000		Sumitomo Rubber Industries, Inc.		451,556
60,000		Sumitomo Trust & Banking Co., Ltd.		656,887
121,000		Taisei Corp.		442,071
41,000		Takashimaya Co., Ltd.		514,878
16,100		Takeda Chemical Industries Ltd.		1,002,187
119,000		Tokyo Gas Co., Ltd.		560,821
23,500		Yamaha Motor Co., Ltd.		615,735
				17,287,529
		Netherlands: 3.2%
17,359		European Aeronautic Defense and Space Co.		497,965
49,689		Royal Dutch Shell PLC-Class B		1,735,615
				2,233,580
		Norway: 3.4%
22,900		Norsk Hydro ASA		607,358
13,750	@	Petrojarl ASA		90,564
13,750	@	Petroleum Geo-Services ASA		833,011
46,600		Storebrand		480,999
24,808	@	Tandberg Television ASA		411,188
				2,423,120
		Singapore: 0.9%
56,000		DBS Group Holdings Ltd.		639,793
				639,793
		Sweden: 3.2%
42,840	@	Capio AB		768,636
264,000		Telefonaktiebolaget LM Ericsson		871,245
12,300		Volvo AB		604,413
				2,244,294
		Switzerland: 5.2%
9,630		Roche Holding AG		1,589,071
12,780	@	UBS AG		1,398,965
3,122		Zurich Financial Services AG		683,478
				3,671,514
		United Kingdom: 16.9%
22,275		AstraZeneca PLC		1,339,426
102,126	@	British Airways PLC		646,967
33,121		British American Tobacco PLC		833,898
16,575		Carnival PLC		673,908
139,800		Centrica Plc		736,161
62,600		GlaxoSmithKline PLC		1,746,991
69,569		HBOS PLC		1,207,307
164,393		International Power PLC		863,420
39,903		Royal Bank of Scotland Group PLC		1,309,821
34,935		SABMiller PLC		$628,918
45,305		Unilever PLC		1,017,229
416,100	@	Vodafone Group PLC		885,609
				11,889,655
		Total Common Stock (Cost $59,765,481)		69,144,114
PREFERRED STOCK: 1.1%
		Germany 1.1%
7,100	L	Henkel KGaA		810,597
		Total Preferred Stock (Cost $710,032)		810,597
		Total Long-Term Investments (Cost $60,475,513)		69,954,711

Principal Amount				Amount
SHORT-TERM INVESTMENTS: 5.1%
		Repurchase Agreement: 0.7%
$501,000		Goldman Sachs Repurchase Agreement dated 06/30/06, 5.230%, due 07/03/06, $501,218 to be received upon repurchase (Collateralized by $519,000 Federal Home Loan Mortgage Corporation, 5.250% Market Value plus accrued interest $511,465, due 04/18/16)		501,000
		Total Repurchase Agreement (Cost $501,000)		501,000

		Securities Lending CollateralCC: 4.4%
3,077,059		The Bank of New York Institutional Cash Reserve Fund		3,077,059
		Total Securities Lending Collateral (Cost $3,077,059)		3,077,059
		Total Short-Term Investments (Cost $3,578,059)		3,578,059
		Total Investments In Securities (Cost $64,053,572)*	104.2%	$73,532,770
		Other Assets and Liabilities-Net	(4.2)	(2,977,383)
		Net Assets	100.0%	$70,555,387

@                                    Non-income producing security

ADR                     American Depositary Receipt

GDR                       Global Depositary Receipt

cc                                    Securities purchased with cash collateral for securities loaned.

L                                         Loaned security, a portion or all of the security is on loan at June 30, 2006.

*                                         Cost for federal income tax purposes is $64,225,775.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$11,040,330
Gross Unrealized Depreciation	(1,733,335)
Net Unrealized Appreciation	$9,306,995

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP INTERNATIONAL EQUITY PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED)(CONTINUED)

Industry	Percentage of Net Assets
Aerospace/Defense	0.7%
Agriculture	2.5
Airlines	0.9
Auto Manufacturers	1.9
Auto Parts & Equipment	1.3
Banks	18.2
Beverages	1.7
Building Materials	1.0
Chemicals	2.1
Computers	0.9
Distribution/Wholesale	1.2
Diversified Financial Services	2.8
Electric	3.2
Electrical Components & Equipment	0.9
Electronics	0.8
Engineering & Construction	2.6
Entertainment	1.0
Food	1.4
Gas	1.8
Healthcare - Services	2.2
Household Products/Wares	1.2
Insurance	4.2
Iron/Steel	1.6
Leisure Time	2.6
Media	2.8
Mining	1.9
Oil & Gas	8.2
Oil & Gas Services	1.2
Pharmaceuticals	9.0
Real Estate	1.7
Retail	1.6
Software	0.8
Telecommunications	8.5
Transportation	3.6
Water	1.1
Repurchase Agreement	0.7
Securities Lending Collateral	4.4
Other Assets and Liabilities, Net	(4.2)
Total Net Assets	100.0%

See Accompanying Notes to Financial Statements

SHAREHOLDER MEETING INFORMATION (UNAUDITED)

A meeting of shareholders of the ING Variable Products Trust was held March 16, 2006, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258.

A brief description of each matter voted upon as well as the results are outlined below:

Matters:

1             To approve an Agreement and Plan of Reorganization by and among VP Convertible Portfolio and ING VP Balanced Portfolio (“VP Balanced”), providing for the reorganization of VP Convertible Portfolio with and into VP Balanced; and

2             To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournment(s) or postponement(s) thereof, in the discretion of the proxies or their substitutes.

Results:

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING VP Convertible Portfolio	1	673,947	9,538	32,267	—	715,752

A joint meeting of shareholders of the USLICO Series Fund was held April 6, 2006, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258.

A brief description of each matter voted upon as well as the results are outlined below:

Matters:

1             The Asset Allocation Portfolio Only. To approve an Agreement and Plan of Reorganization (“Reorganization Agreement”) by and among The Asset Allocation Portfolio and ING VP Balanced Portfolio, a series of ING VP Balanced Portfolio, Inc., providing for the reorganization of The Asset Allocation Portfolio with and into ING VP Balanced Portfolio;

2             The Bond Portfolio Only. To approve an Agreement and Plan of Reorganization (“Reorganization Agreement”) by and among The Bond Portfolio and ING VP Intermediate Bond Portfolio, a series of ING VP Intermediate Bond Portfolio, providing for the reorganization of The Bond Portfolio with and into ING VP Intermediate Bond Portfolio;

3             The Money Market Portfolio Only. To approve an Agreement and Plan of Reorganization (“Reorganization Agreement”) by and among The Money Market Portfolio and ING Liquid Assets Portfolio, a series of ING Investors Trust, providing for the reorganization of The Money Market Portfolio with and into ING Liquid Assets Portfolio;

4             The Stock Portfolio Only. To approve an Agreement and Plan of Reorganization (“Reorganization Agreement”) by and among The Stock Portfolio and ING Fundamental Research Portfolio, a series of ING Partners, Inc., providing for the reorganization of The Stock Portfolio with and into ING Fundamental Research Portfolio;

Results:

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
The Asset Allocation Portfolio Only	1	1,229,166	71,789	61,839	—	1,362,795
The Bond Portfolio Only	2	239,071	40,013	17,969	—	297,053
The Money Market Portfolio Only	3	5,195,232	151,805	348,778	—	5,695,815
The Stock Portfolio Only	4	1,935,352	158,693	72,796	—	2,166,841

Investment Manager

ING Investments, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Distributor

ING Funds Distributor, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258
1-800-334-3444

Legal Counsel

Goodwin Procter LLP
Exchange Place
53 State Street
Boston, Massachusetts 02109

Transfer Agent

DST Systems, Inc.
P.O. Box 419368
Kansas City, Missouri 64141

Custodian

The Bank of New York
100 Colonial Center Parkway, Suite 300
Lake Mary, Florida 32746

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-ACAPAPPIS (0606-081606)

ITEM 2.                             CODE OF ETHICS.

Not required for semi-annual filing.

ITEM 3.                             AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual filing.

ITEM 4.                             PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual filing.

ITEM 5.                             AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual filing.

ITEM 6.                             SCHEDULE OF INVESTMENTS.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.                             DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.                             PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.                             PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.                       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Nominating Committee operates pursuant to a Charter approved by the Board.  The primary purpose of the Nominating Committee is to consider, evaluate and make recommendations to the Board with respect to the nomination and selection of Independent Trustees. In evaluating candidates, the Nominating Committee may consider a variety of factors, but specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews nominees it identifies.  A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include sufficient background information concerning the candidate and should be received in a timely manner.  At a minimum, the following information as to each individual proposed for nomination as director should be included:  the individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a director (if elected), and all information relating to such individual that is required to be disclosed in a solicitation of proxies for election of directors, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee.  To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the SEC.

In evaluating a candidate for the position of Independent Trustee, including any candidate recommended by shareholders of the Fund, the Nominating Committee shall consider the following:  (i) the candidate’s knowledge in matters relating to the mutual fund industry; (ii) any experience possessed by the candidate as a director or senior officer of other public companies; (iii) the candidate’s educational background, reputation for high ethical standards and professional integrity; (iv) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills, core competencies and qualifications; (v) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vi) the candidate’s ability to qualify as an Independent Trustee for purposes of the 1940 Act; and (vii) such other factors as the Committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies.  Prior to making a final recommendation to the Board, the Committee shall conduct personal interviews with those candidates it concludes are the most qualified candidates.

ITEM 11.                       CONTROLS AND PROCEDURES.

(a)                                  Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)                                 There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.                       EXHIBITS.

(a)(1)                    The Code of Ethics is not required for the semi-annual filing.

(a)(2)                    A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)                    Not required for semi-annual filing.

(b)                                 The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING VP Money Market Portfolio

By	/s/	James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	August 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/	James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	August 30, 2006

By	/s/	Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	August 30, 2006